                              STAG VARIABLE LIFE
                   FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                                   POLICIES
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     TELEPHONE: 1-800-231-5453

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This Prospectus describes Stag Variable Life, a flexible premium variable life insurance policy (the "Policy," and collectively the "Policies") offered by Hartford Life Insurance Company ("Hartford") to applicants age 80 and under. For a given amount of Death Benefit chosen, the Policy Owner has considerable flexibility in selecting the timing and amount of premium payments.

The Policies provide for a Death Benefit payable at the death of the Insured. A Policy Owner may select one of three Death Benefit Options: a level amount equal to the Face Amount ("Option A"), a variable amount equal to the Face Amount plus the Account Value ("Option B"), or a variable amount equal to the Face Amount plus a return of Premiums ("Option C").

Payments for the Policies will be held in a series of Separate Account VL I or in the Fixed Account of Hartford. The following Sub-Accounts are available under the Policies. Opposite each Sub-Account is the name of the underlying investment for that Sub-Account. The Hartford Funds, Putnam Funds and Fidelity VIP Funds are collectively referred to in this Prospectus as the "Funds."

Hartford Adviser Fund Sub-Account             --   shares of Class IA of Hartford Advisers HLS Fund, Inc.
                                                   ("Hartford Advisers Fund")
Hartford Bond Fund Sub-Account                --   shares of Class IA of Hartford Bond HLS Fund, Inc.
                                                   ("Hartford Bond Fund")
Hartford Capital Appreciation Fund            --   shares of Class IA of Hartford Capital Appreciation HLS
  Sub-Account                                      Fund, Inc. ("Hartford Capital Appreciation Fund")
Hartford Dividend and Growth Fund             --   shares of Class IA of Hartford Dividend and Growth HLS
  Sub-Account                                      Fund, Inc. ("Hartford Dividend and Growth Fund")
Hartford Growth and Income Fund Sub-Account   --   shares of Class IA of Hartford Growth and Income HLS Fund,
                                                   Inc. ("Hartford Growth and Income Fund")
Hartford Index Fund Sub-Account               --   shares of Class IA of Hartford Index HLS Fund, Inc.
                                                   ("Hartford Index Fund")
Hartford International Advisers Fund          --   shares of Class IA of Hartford International Advisers HLS
  Sub-Account                                      Fund, Inc. ("Hartford International Advisers Fund")
Hartford International Opportunities Fund     --   shares of Class IA of Hartford International Opportunities
  Sub-Account                                      HLS Fund, Inc. ("Hartford International Opportunities
                                                   Fund")
Hartford MidCap Fund Sub-Account              --   shares of Class IA of Hartford MidCap HLS Fund, Inc.
                                                   ("Hartford MidCap Fund")
Hartford Money Market Fund Sub-Account        --   shares of Class IA of Hartford Money Market HLS Fund, Inc.
                                                   ("Hartford Money Market Fund")
Hartford Mortgage Securities Fund             --   shares of Class IA of Hartford Mortgage Securities HLS
  Sub-Account                                      Fund, Inc. ("Hartford Mortgage Securities Fund")
Hartford Small Company Fund Sub-Account       --   shares of Class IA of Hartford Small Company HLS Fund,
                                                   Inc. ("Hartford Small Company Fund")
Hartford Stock Fund Sub-Account               --   shares of Class IA of Hartford Stock HLS Fund, Inc.
                                                   ("Hartford Stock Fund")
Putnam VT Asia Pacific Growth Fund            --   shares of Class IA of Putnam VT Asia Pacific Growth Fund
  Sub-Account                                      of Putnam Variable Trust ("Putnam VT Asia Pacific Growth
                                                   Fund")
Putnam VT Diversified Income Fund             --   shares of Class IA of Putnam VT Diversified Income Fund of
  Sub-Account                                      Putnam Variable Trust ("Putnam VT Diversified Income
                                                   Fund")
Putnam VT Global Asset Allocation Fund        --   shares of Class IA of Putnam VT Global Asset Allocation
  Sub-Account                                      Fund of Putnam Variable Trust ("Putnam VT Global Asset
                                                   Allocation Fund")
Putnam VT Global Growth Fund Sub-Account      --   shares of Class IA of Putnam VT Global Growth Fund of
                                                   Putnam Variable Trust ("Putnam VT Global Growth Fund")
Putnam VT Growth and Income Fund Sub-Account  --   shares of Class IA of Putnam VT Growth and Income Fund of
                                                   Putnam Variable Trust ("Putnam VT Growth and Income Fund")
Putnam VT Health Sciences Fund Sub-Account    --   shares of Class IA of Putnam VT Health Sciences Fund of
                                                   Putnam Variable Trust ("Putnam VT Health Sciences Fund")
Putnam VT High Yield Fund Sub-Account         --   shares of Class IA of Putnam VT High Yield Fund of Putnam
                                                   Variable Trust ("Putnam VT High Yield Fund")

Putnam VT International Growth Fund           --   shares of Class IA of Putnam VT International Growth Fund
  Sub-Account                                      of Putnam Variable Trust ("Putnam VT International Growth
                                                   Fund")
Putnam VT International Growth and Income     --   shares of Class IA of Putnam VT International Growth and
  Fund Sub-Account                                 Income Fund of Putnam Variable Trust ("Putnam VT
                                                   International Growth and Income Fund")
Putnam VT International New Opportunities     --   shares of Class IA of Putnam VT International New
  Fund Sub-Account                                 Opportunities Fund of Putnam Variable Trust ("Putnam VT
                                                   International New Opportunities Fund")
Putnam VT Investors Fund Sub-Account          --   shares of Class IA of Putnam VT Investors Fund of Putnam
                                                   Variable Trust ("Putnam VT Investors Fund")
Putnam VT Money Market Fund Sub-Account       --   shares of Class IA of Putnam VT Money Market Fund of
                                                   Putnam Variable Trust ("Putnam VT Money Market Fund")
Putnam VT New Opportunities Fund Sub-Account  --   shares of Class IA of Putnam VT New Opportunities Fund of
                                                   Putnam Variable Trust ("Putnam VT New Opportunities Fund")
Putnam VT New Value Fund Sub-Account          --   shares of Class IA of Putnam VT New Value Fund of Putnam
                                                   Variable Trust ("Putnam VT New Value Fund")
Putnam VT OTC & Emerging Growth Fund          --   shares of Class IA of Putnam VT OTC & Emerging Growth Fund
  Sub-Account                                      of Putnam Variable Trust ("Putnam VT OTC & Emerging Growth
                                                   Fund")
Putnam VT The George Putnam Fund of Boston    --   shares of Class IA of Putnam VT The George Putnam Fund of
  Sub-Account                                      Boston of Putnam Variable Trust ("Putnam VT The George
                                                   Putnam Fund of Boston")
Putnam VT U.S. Government and High Quality    --   shares of Class IA of Putnam VT U.S. Government and High
  Bond Fund Sub-Account                            Quality Bond Fund of Putnam Variable Trust ("Putnam VT
                                                   U.S. Government and High Quality Bond Fund")
Putnam VT Utilities Growth and Income Fund    --   shares of Class IA of Putnam VT Utilities Growth and
  Sub-Account                                      Income Fund of Putnam Variable Trust ("Putnam VT Utilities
                                                   Growth and Income Fund")
Putnam VT Vista Fund Sub-Account              --   shares of Class IA of Putnam VT Vista Fund of Putnam
                                                   Variable Trust ("Putnam VT Vista Fund")
Putnam VT Voyager Fund Sub-Account            --   shares of Class IA of Putnam VT Voyager Fund of Putnam
                                                   Variable Trust ("Putnam VT Voyager Fund")
Fidelity VIP Equity-Income Portfolio          --   shares of Fidelity VIP Equity-Income Portfolio of the
  Sub-Account                                      Variable Insurance Products Fund ("Fidelity VIP
                                                   Equity-Income Portfolio")
Fidelity VIP Overseas Portfolio Sub-Account   --   shares of Fidelity VIP Overseas Portfolio of the Variable
                                                   Insurance Products Fund ("Fidelity VIP Overseas
                                                   Portfolio")
Fidelity VIP II Asset Manager Portfolio       --   shares of Fidelity VIP II Asset Manager Portfolio of the
  Sub-Account                                      Variable Insurance Products Fund ("Fidelity VIP II Asset
                                                   Manager Portfolio")

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IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
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THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE
APPLICABLE ELIGIBLE FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
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THE DATE OF THIS PROSPECTUS IS AUGUST 3, 1998.

HARTFORD LIFE INSURANCE COMPANY                                                3
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                               TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----
 GLOSSARY OF SPECIAL TERMS.............................................    5
 SUMMARY...............................................................    7
 DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS................   10
   General.............................................................   10
   Premiums............................................................   10
     Premium Payment Flexibility.......................................   10
     Scheduled Premiums................................................   11
     Unscheduled Premiums..............................................   11
     Allocation of Premium Payments....................................   11
     Accumulation Units................................................   12
     Accumulation Unit Values..........................................   12
     Premium Limitation................................................   12
   Guarantee Period....................................................   12
   Cash Values.........................................................   13
     Amount Payable on Surrender of the Policy.........................   13
     Load Refund.......................................................   13
     Partial Withdrawals...............................................   13
   Transfers of Account Value..........................................   13
     Amount and Frequency of Transfers.................................   13
     Transfers to or from Sub-Accounts.................................   14
     Transfers from the Fixed Account..................................   14
     Dollar Cost Averaging Option......................................   14
   Policy Loans........................................................   14
     Loan Interest.....................................................   14
     Credited Interest.................................................   14
     Preferred Loan....................................................   14
     Loan Repayments...................................................   15
     Termination Due to Excessive Indebtedness.........................   15
     Effect of Policy Loans on Account Value...........................   15
   Death Benefit.......................................................   15
     Death Benefit Options.............................................   15
     Option Change.....................................................   15
     Death Benefit Guarantee...........................................   15
     Minimum Death Benefit.............................................   15
     Increases and Decreases in Face Amount............................   16
   Benefits at Maturity................................................   16
   Lapse and Reinstatement.............................................   16
     Policy Surplus....................................................   16
     Lapse and Grace Period............................................   16
     Reinstatement.....................................................   17
     Automatic Premium Loan Option.....................................   17
   The Right to Examine or Exchange the Policy.........................   17
   Surrender/Continuation Options......................................   18
     Option Descriptions...............................................   18
   Valuation of Payments and Transfers.................................   18
   Application for a Policy............................................   18
   Reduced Charges for Eligible Groups.................................   19
   Deductions from Premiums............................................   19
     Front End Sales Load..............................................   19
     Premium Related Tax Charge........................................   19
   Deductions and Charges from the Account Value.......................   19
     Monthly Deduction Amounts.........................................   19
     Surrender Charges.................................................   21
     Examples of Front-End Sales Loads and Surrender Charges...........   21
     Charges Against the Funds.........................................   23
     Taxes.............................................................   23
 HARTFORD..............................................................   23
 SEPARATE ACCOUNT VL I.................................................   23

4                                                HARTFORD LIFE INSURANCE COMPANY
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
                                                                         PAGE
                                                                         ----
   General.............................................................   23
   Funds...............................................................   24
     Hartford Funds....................................................   24
     Putnam Funds......................................................   24
     Fidelity VIP Funds................................................   26
   Investment Adviser..................................................   27
     Hartford Funds....................................................   27
     Putnam Funds......................................................   27
     Fidelity VIP Funds................................................   27
 THE FIXED ACCOUNT.....................................................   27
 OTHER MATTERS.........................................................   28
   Voting Rights.......................................................   28
   Statements to Policy Owners.........................................   28
   Limit on Right to Contest...........................................   28
   Misstatement as to Age..............................................   29
   Payment Options.....................................................   29
   Beneficiary.........................................................   29
   Assignment..........................................................   29
   Dividends...........................................................   29
 SUPPLEMENTAL BENEFITS.................................................   29
   Deduction Amount Waiver Rider.......................................   29
   Accidental Death Benefit Rider......................................   30
   Increase in Coverage Option Rider...................................   30
   Maturity Date Extension Rider.......................................   30
 EXECUTIVE OFFICERS AND DIRECTORS......................................   30
 DISTRIBUTION OF THE POLICIES..........................................   35
 SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS..........................   35
 FEDERAL TAX CONSIDERATIONS............................................   35
   General.............................................................   35
   Taxation of Hartford and the Separate Account.......................   35
   Income Taxation of Policy Benefits..................................   36
   Modified Endowment Contracts........................................   36
   Estate and Generation Skipping Taxes................................   36
   Diversification Requirements........................................   37
   Ownership of the Assets in the Separate Account.....................   37
   Life Insurance Purchased for Use in Split Dollar Arrangements.......   38
   Federal Income Tax Withholding......................................   38
   Non-Individual Ownership of Policies................................   38
   Other...............................................................   38
   Life Insurance Purchases by Nonresident Aliens and Foreign
    Corporations.......................................................   38
 LEGAL PROCEEDINGS.....................................................   38
 EXPERTS...............................................................   38
 REGISTRATION STATEMENT................................................   38
 LEGAL MATTERS.........................................................   38
 APPENDIX A -- ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES AND CASH
   SURRENDER VALUES....................................................   39

                THE POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

HARTFORD LIFE INSURANCE COMPANY                                                5
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                           GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The value used to determine certain Policy benefits and charges.

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of a Sub-Account.

ANNUAL SCHEDULED PREMIUM AND/OR SCHEDULED PREMIUMS: The amount of premiums selected by You within limits established under Your Policy.

ATTAINED AGE: The Issue Age plus the number of fully completed Policy Years.

CASH SURRENDER VALUE: Cash Value less all Indebtedness.

CASH VALUE: The Account Value less all remaining surrender charges, if any.

CODE: The Internal Revenue Code of 1986, as amended.

DATE OF ISSUE: The date from which the Policy's suicide and incontestability provisions are measured.

DEATH BENEFIT: On the Policy Date, the Death Benefit equals the Face Amount. Thereafter, it may change in accordance with the terms of the Policy.

DEATH BENEFIT OPTION: The Death Benefit Option in effect determines how the Death Benefit is calculated. For a description of the three Death Benefit Options, see "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 15.

DEATH PROCEEDS: The amount which We will pay on the death of the Insured. This amount equals the Death Benefit less any Indebtedness and less any due and unpaid Monthly Deduction Amount occurring during a grace period.

FACE AMOUNT: On the Policy Date, the Face Amount of a Policy equals the Policy's initial Face Amount. Thereafter, the Face Amount may change in accordance with the terms of the Policy.

FIXED ACCOUNT: The portion of the Account Value invested in the General Account.

FIXED ACCOUNT MINIMUM CREDITED RATE: The minimum rate credited to amounts allocated to the Fixed Account.

FUNDS: The registered open-end management investment companies in which assets of the Separate Account may be invested.

GENERAL ACCOUNT: All assets of Hartford other than those allocated to its separate accounts, including the Separate Account.

GUARANTEE PERIOD: The period, selected by You, of one to ten Policy Years, during which period additional Policy guarantees are provided. Among such additional guarantees is the guarantee that if Scheduled Premiums are paid, the Death Benefit will not be less than the initial Face Amount regardless of the investment performance of the Sub-Accounts. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit -- Death Benefit Guarantee," page 15.

GUIDELINE ANNUAL PREMIUM: The level annual premium payment necessary to provide the future benefits under a Policy through maturity, based on certain assumptions specified under federal securities laws. These assumptions include mortality charges based on the 1980 Commissioners' Standard Ordinary Mortality Smoker or Nonsmoker Table, age last birthday, an assumed annual net rate of return of 5% per year, and deduction of the fees and charges specified in a Policy. For purposes of the Policies, the Guideline Annual Premium is used only in limiting front-end sales loads and surrender charges.

HARTFORD (ALSO "WE," "US," "OUR"): Hartford Life Insurance Company.

IN WRITING: In a written form satisfactory to Us.

INDEBTEDNESS: The outstanding loan on a Policy, including any interest due or accrued.

INSURED: The person on whose life a Policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on his/ her last birthday.

LOAN ACCOUNT: An account established for any amounts transferred from the Fixed Account and the Sub-Accounts as a result of Policy loans. Amounts are held as collateral and are credited with interest at the Fixed Account Minimum Credited Rate. Amounts held in the Loan Account are not subject to the investment experience of the Separate Account.

MATURITY DATE: The date on which a Policy matures.

MONTHLY ACTIVITY DATE: The Policy Date and the same date in each succeeding month as the Policy Date except that whenever the Monthly Activity Date falls on a date other than a Valuation Day, the Monthly Activity Date will be deemed the next Valuation Day.

MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Account Value on the Monthly Activity Date.

NATIONAL SERVICE CENTER: Hartford's National Service Center located in Minneapolis, Minnesota.

NET PREMIUM: The amount of each premium allocated to the Account Value, after a deduction as a percentage of premium is made for the front-end sales load and for premium taxes.

6                                                HARTFORD LIFE INSURANCE COMPANY
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POLICY: The flexible premium variable life insurance contract issued by Hartford and described in this Prospectus.

POLICY ANNIVERSARY: An anniversary of the Policy Date.

POLICY DATE: The date from which Policy Anniversaries and Policy Years are determined.

POLICY OWNER (ALSO "YOU," "YOUR"): The person having rights to benefits under a Policy during the lifetime of the Insured. A Policy Owner may or may not be the Insured.

POLICY SURPLUS: An amount which We calculate for each Policy Year during the Guarantee Period to determine whether or not payment of a Scheduled Premium is required. For a description of how Policy Surplus is calculated, see "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement -- Policy Surplus," page 16.

POLICY YEAR: An annual period computed from the Policy Date.

PRO RATA BASIS: An allocation method based on the proportion of the Account Value in the Fixed Account and in each Sub-Account.

SCHEDULED PREMIUM: The amount of premium shown on Your Policy's specifications page.

SEC: The U.S. Securities and Exchange Commission.

SEPARATE ACCOUNT (ALSO "SEPARATE ACCOUNT VL I"): An account established by Hartford to separate the assets funding the Policies from other assets of Hartford.

SUB-ACCOUNT: A subdivision of the Separate Account.

TARGET ACCOUNT VALUE: The Account Value, determined at Policy issue, that would result on each Policy Anniversary assuming all annual Scheduled Premiums were paid when due (including the one due on that anniversary for the next Policy
Year), a 6% net yield on assets (after fund level charges are deducted but before the mortality and expense risk charge is deducted) and current cost of insurance and expense charges.

UNSCHEDULED PREMIUMS: Any premium payment other than a Scheduled Premium
Payment.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VIP: Variable Insurance Products Fund of Fidelity Management & Research Company.

VIP II: Variable Insurance Products Fund II of Fidelity Management & Research Company.

HARTFORD LIFE INSURANCE COMPANY                                                7
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                                    SUMMARY

                                   THE POLICY

    This Prospectus has been designed to provide You with the necessary information to make a decision on purchasing a flexible premium variable life insurance Policy. The Policy is primarily a life insurance policy with death benefits, cash values, and other features traditionally associated with life insurance. The Policy is called "flexible premium" because, once the desired level and pattern of death benefits have been determined, a Policy Owner has considerable flexibility in choosing the timing and amount of premium to be paid. The Policy is called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Account Value will, and the Death Benefit may, increase or decrease depending on the investment experience of the Funds to which the Net Premium(s) has been allocated.

    The Policy is funded by a Fixed Account and Separate Account VL I. Separate Account VL I is presently comprised of 36 Sub-Accounts, each of which invests exclusively in one of the underlying Funds. If an initial premium is submitted with an application for a Policy, the Net Premium will be allocated to the Hartford Money Market Fund Sub-Account. At a later date, the values in the Hartford Money Market Fund Sub-Account will be allocated to one or more of the Sub-Accounts or to the Fixed Account, as specified in the Policy Owner's application. This later date is the latest of: (1) 45 days after the Policy application is signed ; (2) 10 days after We mail or personally deliver a Notice of Withdrawal Right; or (3) 10 days after the Policy Owner receives the issued Policy. The Policy is credited with Accumulation Units in each selected Sub-Account, the assets of which are invested in the applicable Fund. A Policy Owner may transfer the assets among the Sub-Accounts and the Fixed Account, subject to any applicable transfer charge. See "Detailed Description of Policy Benefits and Provisions -- Transfers of Account Value," page 13.

                                 POLICY OPTIONS

    Available Policy options are structured to give a prospective Policy Owner and his or her sales agent the ability to select a Policy tailored to the prospective Policy Owner's specific life insurance needs.

    The Policy options fall into four major categories:

    1. Death Benefit Options -- The Policy Owner is able to select various levels and patterns of Death Benefits. The Policies provide for three Death Benefit Options: (1) a level Death Benefit equal to the Face Amount ("Option A"); (2) the Face Amount plus Return of Account Value Death Benefit ("Option B"); or (3) the Face Amount plus Return of Premium Death Benefit ("Option C"). At the death of the Insured, We will pay the Death Proceeds to the beneficiary. See "Detailed Description of Policy Benefits and Provisions -- Death Benefit," page 15.

    2. Investment Options -- Currently, the Policy Owner has the choice of allocating the Account Value among a maximum of nine of the Policy's 37 investment choices (36 Sub-Accounts and the Fixed Account). Currently, the Funds are Hartford Advisers Fund, Hartford Bond Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Growth and Income Fund, Hartford Index Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Money Market Fund, Hartford Mortgage Securities Fund, Hartford Small Company Fund and Hartford Stock Fund; Putnam VT Asia Pacific Growth Fund, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT U.S. Government and High Quality Bond Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund; and Fidelity VIP Equity-Income Portfolio, Fidelity VIP Overseas Portfolio and Fidelity VIP II Asset Manager Portfolio. Prospective purchasers should read the prospectuses for the Funds accompanying this Prospectus in connection with the purchase of a Policy. For a discussion of the investment objectives of each of the Funds, see "Separate Account VL I," page 23.

    3. Premium Options -- The Policy Owner has the flexibility to choose, within limits, the desired Policy premium schedule and the amount and frequency of subsequent premiums. Prior to Policy issue, You can choose the level of Scheduled Premiums within a range determined by Hartford based on the Face Amount and each Insured's gender (except where unisex rates apply), Issue Age and risk classification. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Premium Payment Flexibility," page 10.

    4. Guarantee Period Options -- The Policy Owner has the ability to choose a Guarantee Period of one to ten years. During the Guarantee Period, additional contractual guarantees are provided, including the guarantee that the Death Benefit will be no less than the initial Face Amount and the Policy will not lapse as long as certain Scheduled Premiums selected by the Policy Owner are paid or provided for by favorable investment experience. "Detailed Description of Policy Benefits and Provisions -- Guarantee Period," page 12.

8                                                HARTFORD LIFE INSURANCE COMPANY
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                                 FIXED ACCOUNT

    Premium payments and Account Values may be allocated to the Fixed Account. Amounts allocated to the Fixed Account become part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable laws governing the investments of insurance company general accounts.

                                 ACCOUNT VALUE

    As with many other types of insurance policies, each Policy will have an Account Value. The Account Value will increase or decrease to reflect the interest credited to the Fixed Account and the Loan Account, the investment experience of the Sub-Accounts applicable to the Policy and deductions for the Monthly Deduction Amount. There is no minimum guaranteed Account Value and the Policy Owner bears the risk of the investment in the Funds. However, if the Death Benefit guarantee is in effect, the Policy will not lapse due to poor investment performance. See "Detailed Description of Policy Benefits and Provisions -- Premiums," page 10.

                          DEDUCTIONS FROM THE PREMIUM

    Before the premium is allocated to the Account Value, a deduction as a percentage of premium is made for the premium tax and front-end sales load. The amount of each premium (after such deductions) allocated to the Account Value is Your Net Premium.

PREMIUM TAX CHARGE
    We deduct, as a percentage of each premium, a premium tax charge to cover premium-based taxes assessed against Hartford by a state or other governmental entity. Such percentage will vary by locale, depending on the tax rates in effect at the time a Policy is issued. The range for such premium taxes generally is between 0% and 4%.

FRONT-END SALES LOAD

    The front-end sales load portion of the deductions from a premium payment is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.

    The maximum front-end sales load percentages are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.

    For all Guarantee Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. Additionally, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premium paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

    The actual schedule of front-end sales loads for a given Policy is specified in that Policy.

                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

    We will subtract amounts from Your Account Value to provide for the Monthly Deduction Amount. Such deductions will be taken on a Pro Rata Basis from the Fixed Account and the Sub-Accounts on each Monthly Activity Date.

    The Monthly Deduction Amount equals the sum of:

(a) the cost of insurance;

(b) the charges for additional benefits provided by rider, if any;

(c) the charges for "special" insurance class rating, if any;

(d) the monthly administrative fee; and

(e) the mortality and expense risk charge.

    Hartford may also set up a provision for income taxes against the assets of Separate Account VL I. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value," page 19, and "Federal Tax Considerations," page 35.

    Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Funds.

                               SURRENDER CHARGES

    A contingent deferred sales load ("Surrender Charge") is assessed against the Account Value of a Policy if the Policy lapses or is surrendered during the first nine Policy Years. The amount of the Surrender Charge applicable during Policy Year 1 is established by Hartford based on the premiums and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance laws, the Surrender Charge decreases by an equal amount each Policy Year until it reaches zero during Policy Year 10.

    The actual schedule of Surrender Charges for any given Policy is set forth in that Policy. In addition, sales agents will provide, upon request, the schedule of Surrender Charges which would apply under given circumstances.

                        LIMITS ON FRONT-END SALES LOADS
                             AND SURRENDER CHARGES

    Certain state insurance laws and regulations limit the front-end sales loads and Surrender Charges which can be assessed on the Policies. The front-end sales loads and

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------

Surrender Charges assessed by Hartford on the Policies comply with these limitations.

    Front-end sales loads and Surrender Charges which cover expenses relating to the sale and distribution of the Policies may be reduced for sales of the Policies occurring under circumstances which may result in savings of such sales and distribution expenses.

                           CHARGES AGAINST THE FUNDS

    Separate Account VL I purchases shares of the Funds at net asset value. The net asset value of Fund shares reflects investment advisory fees and administrative and other expenses already deducted from the assets of the Funds. See "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges From the Account Value -- Charges Against the Funds," page 23.

    The following table shows annual Fund operating expenses for the year ended December 31, 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                                           TOTAL FUND
                                          MANAGEMENT                        OPERATING
                                             FEES                           EXPENSES
                                           (BEFORE     OTHER EXPENSES        (BEFORE
                                             FEE       (BEFORE EXPENSE      WAIVERS/
                                           WAIVERS)    REIMBURSEMENTS)   REIMBURSEMENTS)(1)
                                          ----------   ---------------   ---------------
Hartford Advisers Fund..................    0.610%         0.020%            0.630%
Hartford Bond Fund......................    0.490%         0.020%            0.510%
Hartford Capital Appreciation Fund......    0.620%         0.020%            0.640%
Hartford Dividend and Growth Fund.......    0.660%         0.020%            0.680%
Hartford Growth and Income Fund (2).....    0.750%         0.150%            0.900%
Hartford Index Fund.....................    0.375%         0.015%            0.390%
Hartford International Advisers Fund....    0.750%         0.120%            0.870%
Hartford International Opportunities
 Fund...................................    0.680%         0.090%            0.770%
Hartford MidCap Fund (2)................    0.750%         0.040%            0.790%
Hartford Money Market Fund..............    0.425%         0.015%            0.440%
Hartford Mortgage Securities Fund.......    0.425%         0.025%            0.450%
Hartford Small Company Fund.............    0.750%         0.020%            0.770%
Hartford Stock Fund.....................    0.430%         0.020%            0.450%
Putnam VT Asia Pacific Growth Fund......    0.800%         0.270%            1.070%
Putnam VT Diversified Income Fund.......    0.690%         0.110%            0.800%
Putnam VT Global Asset Allocation
 Fund...................................    0.660%         0.110%            0.770%
Putnam VT Global Growth Fund............    0.600%         0.150%            0.750%
Putnam VT Growth and Income Fund........    0.470%         0.040%            0.510%
Putnam VT Health Sciences Fund (3)......    0.700%         0.340%            1.040%
Putnam VT High Yield Fund...............    0.660%         0.060%            0.720%
Putnam VT International Growth Fund
 (3)....................................    0.800%         0.470%            1.270%
Putnam VT International Growth and
 Income Fund............................    0.800%         0.320%            1.120%
Putnam VT International New
 Opportunities Fund (3).................    1.200%         0.680%            1.880%
Putnam VT Investors Fund (3)............    0.650%         0.330%            0.980%
Putnam VT Money Market Fund.............    0.450%         0.090%            0.540%
Putnam VT New Opportunities Fund........    0.580%         0.050%            0.630%
Putnam VT New Value Fund................    0.700%         0.150%            0.850%
Putnam VT OTC & Emerging Growth Fund
 (3)....................................    0.700%         0.340%            1.040%
Putnam VT The George Putnam Fund of
 Boston (3).............................    0.650%         0.360%            1.010%
Putnam VT U.S. Government and High
 Quality Bond Fund......................    0.610%         0.080%            0.690%
Putnam VT Utilities Growth and Income
 Fund...................................    0.670%         0.070%            0.740%
Putnam VT Vista Fund....................    0.650%         0.220%            0.870%
Putnam VT Voyager Fund..................    0.540%         0.050%            0.590%
Fidelity VIP Equity-Income Portfolio
 (4)....................................    0.500%         0.080%            0.580%
Fidelity VIP Overseas Portfolio (4).....    0.750%         0.170%            0.920%
Fidelity VIP II Asset Manager Portfolio
 (4)....................................    0.550%         0.100%            0.650%

---------
(1) "Management Fees" generally represent the fees paid to the investment adviser or its affiliate for investment and administrative services provided. "Other Expenses" are expenses (other than "Management Fees") which are deducted from the fund including legal, accounting and custodian fees. For a complete description of the services provided in consideration of the operating expenses deducted, please see the accompanying Funds prospectuses.

(2) Hartford MidCap Fund and Hartford Growth and Income Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    agreed to waive its fees for the Hartford Growth and Income Fund until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. After this waiver, the "Management Fees" would be 0.330%, the "Other Expenses" would be 0.150%, and "Total Fund Operating Expenses" ratio would be 0.480% (annualized).

(3) The "Management Fees" and "Other Expenses" shown in the table above do not reflect an expense limitation. After an expense limitation, "Management Fees," "Other Expenses" and "Total Fund Operating Expenses" would have been:

                                                                           TOTAL FUND
                                          MANAGEMENT                        OPERATING
                                             FEES      OTHER EXPENSES       EXPENSES
                                          ----------   ---------------   ---------------
Putnam VT Health Sciences Fund*.........    0.560%         0.340%            0.900%
Putnam VT International Growth Fund.....    0.730%         0.470%            1.200%
Putnam VT International New
 Opportunities Fund.....................    0.920%         0.680%            1.600%
Putnam VT Investors Fund*...............    0.520%         0.330%            0.850%
Putnam VT OTC & Emerging Growth Fund*...    0.560%         0.340%            0.900%
Putnam VT The George Putnam Fund of
 Boston*................................    0.490%         0.360%            0.850%

* Estimated "Management Fees," "Other Expenses" and "Total Fund Operating Expenses."

(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the "Total Operating Expenses" presented in the table would have been 0.570% for Fidelity VIP Equity-Income Portfolio, 0.900% for Fidelity VIP Overseas Portfolio and 0.640% for Fidelity VIP II Asset Manager Portfolio.

                                  POLICY LOANS

    A Policy Owner may obtain a cash loan from Hartford. The loan is secured by the Policy. At the time such loan is requested, Indebtedness may not exceed 90% of the Account Value. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 14.

                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY

    Any person purchasing a Policy has a limited right to return such Policy for cancellation. If a purchaser returns a Policy (a) within 10 days after receiving such Policy, (b) 10 days after We mail or personally deliver a Notice of Withdrawal Right, or (c) within 45 days after signing of the Policy application, whichever is latest (subject to applicable state regulation), Hartford, within 7 business days thereafter, will return to such Policy Owner the greater of (a) the premium paid minus any Indebtedness, or (b) the sum of (1) the Account Value, minus any Indebtedness, on the date the returned Policy is received by Hartford or by its agent, and (2) any deductions under such Policy or by the Funds for taxes, charges or fees.
                         SURRENDER/CONTINUATION OPTIONS

    Generally, You may choose to have the Cash Surrender Value applied to one of the following options at any time prior to the Maturity Date, provided Your Policy has a Cash Surrender Value:

OPTION A -- Surrender of the Policy for Cash

OPTION B -- Continuation of the Policy as Extended Term Insurance

OPTION C -- Continuation of the Policy as Paid-Up Insurance

    See "Detailed Description of Policy Benefits and Provisions -- Surrender/Continuation Options," page 18.

             DETAILED DESCRIPTION OF POLICY BENEFITS AND PROVISIONS

                                    GENERAL

    This Prospectus describes a flexible premium variable life insurance policy that offers the Policy Owner considerable flexibility in selecting the timing and amount of premium payments. Additionally, a Policy Owner can select a Guarantee Period of one to ten years, during which period additional guarantees are provided, including the guarantee that the Death Benefit will be no less than the initial Face Amount and that the Policy will not lapse as long as certain Scheduled Premiums are paid or are provided for by favorable investment experience. As stated below, Unscheduled Premiums are also allowed under the Policies.

                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY

    A significant Policy feature is that Your Policy gives You the ability to pay amounts greater or less than Your Scheduled Premiums.

    Prior to Policy issue, You can choose the level of the Scheduled Premiums, within a range determined by Hartford, based on the Face Amount and the Insured's gender (except where unisex rates apply), Issue Age and risk classification.

    During the Guarantee Period, Hartford will guarantee that Your Policy will not lapse, regardless of the investment

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------

experience of the Funds, provided that You pay the Scheduled Premiums when due and Indebtedness will never exceed the Cash Value. In addition, Unscheduled Premiums are allowed during the Guarantee Period.

    Even if You do not pay all Scheduled Premiums due during the Guarantee Period, Your Policy will stay in force as long as the Policy Surplus exceeds Indebtedness.

    After the Guarantee Period, You may change Your Scheduled Premiums to any level You desire. Unscheduled Premiums will continue to be allowed. Additionally, once the Guarantee Period has expired, Your Policy will not lapse as long as the Cash Surrender Value is sufficient to cover the Monthly Deduction Amounts.

    For more details, see "Detailed Description of the Policy Benefits and Provisions -- Lapse and Reinstatement," page 16.

SCHEDULED PREMIUMS

    You have the right to pay Scheduled Premiums annually, semiannually, quarterly, or monthly. The first Scheduled Premium is due on the Policy Date. During the Guarantee Period, each Scheduled Premium after the initial premium payment is due at the expiration of the period for which the preceding Scheduled Premium was paid. A Scheduled Premium may be paid at any time prior to its due date, subject to the premium limitations set forth in the Code (see "-- Premiums -- Premium Limitation," page 12).

    During the Guarantee Period, Your Policy will not terminate due to insufficient Cash Value, regardless of the investment experience of the Funds, provided all Scheduled Premiums are paid when due and if Indebtedness does not exceed the Cash Value.

    During the Guarantee Period, if You fail to pay a Scheduled Premium when due, and if, on the premium due date and for the rest of that Policy Year, the Policy Surplus exceeds Indebtedness, payment of such Scheduled Premium will not be required in that year or in any future Policy Year. Your Policy will not terminate due to such nonpayment. However, future Scheduled Premiums during the Guarantee Period will be required unless the Policy Surplus continues to exceed Indebtedness in future Policy Years. In addition, as is true with any premium, Your Account Value and Policy Surplus in future years will be greater if You make the premium payment.

    For example, to determine whether or not non-payment of a Scheduled Premium in Policy Year 2 would result in a lapse, You would compare the actual Account Value on the first Policy Anniversary to the first Target Account Value. If the actual Account Value equals or is greater than the Target Account Value and Indebtedness remained less than the Policy Surplus, failure to pay any Scheduled Premiums due in Policy Year 2 would not result in a lapse.

    After the Guarantee Period, Hartford will send reminder notices for the Policy Owner to pay Scheduled Premiums during the Insured's lifetime. Payment of the Scheduled Premium may not be sufficient to keep a Policy in force after the end of the Guarantee Period.

UNSCHEDULED PREMIUMS

    Any premium payment We receive under a Policy in an amount different from the Scheduled Premium will be considered an Unscheduled Premium. Unscheduled Premiums of at least $50 can be made at any time while a Policy is in force.

ALLOCATION OF PREMIUM PAYMENTS

    The initial Net Premium will be allocated to the Hartford Money Market Fund Sub-Account on the later of the Policy Date or the date on which We receive the initial premium payment.

    The value in the Hartford Money Market Fund Sub-Account will then be allocated to the Fixed Account and the Sub-Accounts according to the premium allocation specified in the Policy application on the latest of: (a) 45 days after the Policy application is signed, (b) 10 days after We mail or personally deliver a Notice of Withdrawal Right to You, or (c) 10 days after the Policy Owner receives the issued Policy.

    Any additional Net Premiums received by Us prior to such date will be allocated to the Hartford Money Market Fund Sub-Account.

    Upon request In Writing, You may change Your Net Premium allocation. Portions of a premium payment allocated to the Fixed Account and the Sub-Accounts must be whole percentages of 10% or more. Subsequent Net Premiums will be allocated to the Fixed Account and the Sub-Accounts according to Your most recent instructions, provided that the Account Value may be allocated to a maximum of nine of the 37 available investment choices (i.e., the Fixed Account and the 36 Sub-Accounts). If We receive a premium payment and Your most recent allocation instructions would violate the foregoing requirement, We will allocate Your Net Premium to the Fixed Account and/or the Sub-Accounts according to Your previous premium allocation.

    A Policy Owner receives several different types of notification as to the current premium allocation under a Policy. The initial allocation chosen by a Policy Owner is shown in the Policy. Each transactional confirmation sent to a Policy Owner after a premium payment is received by Us will show how the Net Premium was allocated. Additionally, each quarterly statement summarizes the current premium allocation in effect for a Policy.

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

ACCUMULATION UNITS

    Net Premiums allocated to the Sub-Accounts are used to credit Accumulation Units to such Sub-Accounts.

    The number of Accumulation Units in each Sub-Account to be credited to a Policy (including the initial allocation to the Hartford Money Market Fund Sub-Account) and the amount credited to the Fixed Account will be determined, first, by multiplying the Net Premium by the appropriate allocation percentage in order to determine the portion of the Net Premium to be invested in the Fixed Account or the Sub-Account. Each portion to be invested in a Sub-Account is then divided by the Accumulation Unit value for that particular Sub-Account next computed following receipt of the premium payment.

ACCUMULATION UNIT VALUES

    The Accumulation Unit value for each Sub-Account varies to reflect the investment experience of the applicable Fund and is determined on each Valuation Day for each Sub-Account by multiplying such Sub-Account's Accumulation Unit value on the preceding Valuation Day by the Sub-Account's Net Investment Factor for the Valuation Period then ended. The Net Investment Factor for each of the Sub-Accounts is equal to the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by such Fund in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period.

    All valuations in connection with a Policy (e.g., with respect to determining Cash Value and Account Value and in connection with Policy loans, or calculation of Death Benefits, or with respect to determining the number of Accumulation Units to be credited to a Policy with each premium payment, other than the initial premium payment) will be made on the date on which the request or payment is received by Hartford at its National Service Center, provided such date is a Valuation Day; otherwise, such determination will be made on the next succeeding date which is a Valuation Day.

PREMIUM LIMITATION

    Except for required Scheduled Premiums, a premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

    No premium payment will be accepted which results in Your Policy no longer meeting the tax qualification guidelines for life insurance under the Code. If premiums are received which would cause a Policy to fail to meet the definition of a life insurance policy in accordance with the Code, We will refund the excess premium payments and any interest thereon within 60 days after the end of a Policy Year.

    There are circumstances (usually if a Policy Owner wants to prefund future benefits in seven years or less) when a Policy may become a Modified Endowment Contract under federal tax law. If such an event, loans and other predeath distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the Policy Owner attains age 59 1/2. Prospective purchasers and Policy Owners are advised to consult a qualified tax adviser before taking steps that may affect whether a Policy becomes a Modified Endowment Contract. See "Federal Tax Considerations -- Modified Endowment Contracts," page 36, for a discussion of the "seven-pay test."

                                GUARANTEE PERIOD

    The Guarantee Period selected by You will affect the benefits provided by Your Policy. Generally, the longer the Guarantee Period is, the higher front-end sales loads and surrender charges are. However, the advantages of a longer Guarantee Period include:

(a) a longer period during which Your Death Benefit is guaranteed, regardless of the investment experience of the Sub-Accounts;

(b) a longer period during which Your current administrative fees are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed administrative fees;

(c) a longer period during which Your current cost of insurance rates are guaranteed. As a result, the longer the Guarantee Period, the lower the guaranteed cost of insurance rates;

(d) lower current cost of insurance rates; and

(e) lower mortality and expense risk rates.

    In addition, if You choose a Guarantee Period longer than five years, You may be given the right to purchase without any evidence of insurability, additional coverage, subject to limitations. See "Supplemental Benefits," page 29.

    Because the different charges and fees under the Policies depend on different factors, such as the length of the Guarantee Period, it is difficult to anticipate the net effect of such charges on Policy values without a sales illustration. Once a prospective purchaser, in consultation with his or her sales agent, has decided on a combination of Policy features, (e.g., Face Amount, level of Scheduled Premiums, Guarantee Period, and the Insured's Issue Age and gender) the sales agent will provide the prospective purchaser with an illustration which reflects the charges and benefits of that particular combination and includes a summary of Policy charges and fees. In addition, such illustrations are available for any permissible combination of benefits which a prospective purchaser may request.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------

    For more information concerning front-end sales loads, surrender charges, cost of insurance charges, and mortality and expense risk charges, see "Detailed Description of Policy Benefits and Provisions -- Deductions from Premiums," page 19.

                                  CASH VALUES

    As with traditional life insurance, each Policy will have a Cash Value. The Cash is equal to the Account Value less any remaining Surrender Charges. There is no minimum guaranteed Cash Value.

    A Policy's Account Value changes daily and is computed on each Valuation Day. The Account Value will vary to reflect the investment experience of the Sub-Accounts, the interest credited to the Fixed Account and the Loan Account, and the Monthly Deduction Amounts.

    A Policy's Account Value is related to the net asset value of the Funds invested in by the Sub-Accounts, if any, to which Net Premiums under the Policy have been allocated. The Account Value of the Sub-Accounts on any Valuation Day is calculated by, first, multiplying the number of Accumulation Units in each Sub-Account as of the Valuation Day by the current Accumulation Unit value of such Sub-Account, and then totaling the result for all of the Sub-Accounts. The Account Value of a Policy equals the Account Value in the Sub-Accounts plus the value of the Fixed Account and the Loan Account. A Policy's Cash Value is the Policy's Account Value, minus any remaining Surrender Charge. The Cash Surrender Value (i.e., the net amount available upon surrender of a Policy) is the Cash Value less any Indebtedness. See "Detailed Description of Policy Benefits and Provisions -- Premiums -- Accumulation Unit Values," page 12.

AMOUNT PAYABLE ON SURRENDER OF THE POLICY

    As long as his or her Policy is in effect, a Policy Owner may elect to fully surrender such Policy without the consent of the beneficiary under the Policy, provided the designation of such beneficiary is not irrevocable. Upon surrender, the Policy Owner will receive the Cash Surrender Value determined as of the later of (a) the date on which Hartford receives the Policy Owner's surrender request In Writing, or (b) the date requested by the Policy Owner. The Policy will terminate on the later of (x) the date on which Hartford receives the written surrender request, or (y) the date on which the Policy Owner requests the surrender to be effective.

LOAD REFUND

    If a Policy is surrendered during the first two Policy Years, the Policy Owner may be entitled to payment of a refund in addition to the Cash Surrender Value. Such refund will equal the amount by which the sum of the actual front-end sales load charged to date, plus the Surrender Charge assessed upon Surrender exceeds:

(1) 30% of premium payments in aggregate amount less than or equal to one Guideline Annual Premium plus 10% of premium payments in aggregate amount greater than one Guideline Annual Premium but not more than two Guideline Annual Premiums; plus

(2) 9% of each premium payment made which is in excess of two Guideline Annual Premiums.

PARTIAL WITHDRAWALS

    After the Guarantee Period, partial withdrawals are allowed. The minimum partial withdrawal allowed is $500. The maximum partial withdrawal is the Cash Surrender Value, minus $1,000. One partial withdrawal is allowed per month (i.e., between any successive Monthly Activity Dates). The Face Amount is reduced by the amount of any such partial withdrawal. Unless specified otherwise, a partial withdrawal will be deducted on a Pro Rata Basis from the Fixed Account and the Sub-Accounts.

    Hartford does not currently impose a partial withdrawal charge. However, Hartford reserves the right to impose in the future a partial withdrawal charge of up to $50.

                           TRANSFERS OF ACCOUNT VALUE

AMOUNT AND FREQUENCY OF TRANSFERS

    Upon request and as long as Your Policy is in effect, You may transfer amounts among the Fixed Account and the Sub-Accounts. Transfers may be made by request In Writing or by calling our National Service Center at 1-800-231-5453. Transfers by telephone may be made by the agent of record or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of Hartford and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, We may be liable for any losses due to unauthorized or fraudulent instructions. The procedures We follow for transactions initiated by telephone include requiring callers to provide certain identifying information about themselves (if they are not the Policy Owners) and the Policy Owner. All transfer instructions communicated to Us by telephone are tape recorded.

    Currently, the Policy Owner may make one transfer per calendar month free of charge, excluding any transfers made pursuant to Your enrollment in the dollar cost averaging option program. Each subsequent transfer in excess of one per calendar month will be subject to a transfer charge of up to $25.

    We reserve the right to limit at a future date the size of transfers and remaining balances, and to limit the number and frequency of transfers.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TRANSFERS TO OR FROM SUB-ACCOUNTS

    In the event of a transfer from a Sub-Account, the number of Accumulation Units credited to the Sub-Account from which the transfer is made will be reduced. The reduction will be determined by dividing:

(1) the amount transferred, by

(2) the Accumulation Unit value for that Sub-Account on the Valuation Day on which, We receive Your request for transfer In Writing.

    In the event of a transfer to a Sub-Account, We will increase the number of Accumulation Units credited to the Sub-Account to which the transfer is made. The increase will equal:

(1) the amount transferred, divided by,

(2) the Accumulation Unit value for that Sub-Account determined on the Valuation Day on which We receive Your request for transfer In Writing.

TRANSFERS FROM THE FIXED ACCOUNT

    In addition to the conditions described above, transfers from the Fixed Account are subject to the following:

(a) the transfer must occur during the 30-day period following each Policy Anniversary; and

(b) if Your accumulated value in the Fixed Account exceeds $1,000, the amount You transfer from the Fixed Account in any Policy Year may be no greater than 25% of the accumulated value in the Fixed Account on the transfer date.

DOLLAR COST AVERAGING OPTION

    You may elect to allocate Your Net Premiums among the Sub-Accounts and the Fixed Account pursuant to the dollar cost averaging (DCA) option. If You choose to participate in the DCA option, Your Net Premiums will be deposited into the Hartford Money Market Fund Sub-Account. Amounts will be withdrawn monthly from that Sub-Account and allocated to the other available investment options, in accordance with Your allocation instructions. The transfer date will be the monthly anniversary ofthe first transfer under Your initial DCA election. The first transfer will commence within five business days after Hartford receives Your initial election, either In Writing or by telephone, subject to the telephone transfer procedures described above. The dollar amount will be allocated to the investment options that You specify, in the proportions that You specify. If, on any transfer date, Your Cash Value allocated to the Hartford Money Market Fund Sub-Account is less than the amount You have elected to transfer, Your DCA program participation will terminate.

    You may also cancel Your DCA option election by notice In Writing to Hartford or by calling Our National Service Center at 1-800-231-5453.

    The main objective of the DCA option is to minimize the impact of short term price fluctuations. The DCA program allows Policy Owners to take advantage of market fluctuations. Since the same dollar amount is transferred to other investment options at set intervals, the DCA option allows You to purchase more Accumulation Units when prices are low and fewer Accumulation Units when prices are high. Therefore, a lower average cost per Accumulation Unit may be achieved over the long term. However, it is important to understand that the DCA option does not assure a profit or protect against a loss in a declining market. Policy Owners who choose to participate in the DCA program should have the financial ability to continue making investments through periods of low price levels.

                                  POLICY LOANS

    A Policy Owner may obtain, a long as the Policy is in effect, a cash loan from Hartford without the consent of the beneficiary under the Policy, provided the designation of such beneficiary is not irrevocable. Such loan will be secured by the Policy. Total Indebtedness at the time the Policy loan is requested (including the accrued interest on prior Policy loans plus the amount of the requested Policy loan) may not exceed 90% of the Cash Value.

    The amount of each Policy loan will be transferred on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts (unless the Policy Owner specifies otherwise) to the Loan Account. The Loan Account is a mechanism used to ensure that any outstanding Indebtedness remains fully secured by the Account Value.

LOAN INTEREST

    Interest on Indebtedness will accrue daily at the Policy loan interest rate indicated in the Policy. On each Monthly Activity date, the difference between the value of the Loan Account and the Indebtedness will be transferred on a Pro Rata Basis from the Fixed Account and the Sub-Accounts to the Loan Account.

CREDITED INTEREST

    Loan Accounts, other than those attributable to Preferred Loans (as described below), will be credited with interest in the following manner: During the first ten Policy Years, any amounts in the Loan Account will be credited with interest at a rate of 2% (in most states). Thereafter, the Loan Account will be credited with interest at the rate of 3% (in most states).

PREFERRED LOAN

    If, at any time after Policy Anniversary 10, the Cash Value exceeds the total of all premiums paid since issue, a Preferred Loan will be available. The amount available for a Preferred Loan is the amount by which the Cash Value exceeds total premiums paid. For Policy Years 11 and beyond, the amount of the Loan Account which equals a

HARTFORD LIFE INSURANCE COMPANY                                               15
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Preferred Loan will be credited with interest at a rate of 4% (in most states).
The amount of Indebtedness that qualifies as a Preferred Loan is determined by Hartford on each Monthly Activity Date.

LOAN REPAYMENTS

    You can repay all or any part of Your Indebtedness at any time. The amount of Policy loan repayment will be deducted from the Loan Account and will be allocated among the Fixed Account and the Sub-Accounts in the same percentage as premium payments are allocated.

TERMINATION DUE TO EXCESSIVE INDEBTEDNESS

    If total Indebtedness equals or exceeds Cash Value under Your Policy, Your Policy will terminate 61 days after We have mailed notice to Your last known address and to the last known address of any assignees of record. If sufficient Policy loan repayment if not made by the end of such 61 day period, Your Policy will terminate without value.

EFFECT OF POLICY LOANS ON ACCOUNT VALUE

    A Policy loan, whether or not repaid, will have a permanent effect on Your Account Value because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Accounts. Additionally, the rate of interest credited to the Fixed Account will usually be different than the rate credited to the Loan Account. The longer a loan is outstanding, the greater the effect on the Account Value is likely to be. Such effect could be favorable or unfavorable. If the Fixed Account and the Sub-Accounts earn more than the annual interest rate for funds held in the Loan Account, a Policy Owner's Account Value will not increase as rapidly as it would have had no Policy loan been made. If the Fixed Account and the Sub-Accounts earn less than the Loan Account, the Policy Owner's Account Value will be greater than it would have been had no Policy loan been made. Additionally, the aggregate amount of the outstanding Indebtedness, if not repaid, will reduce the Death Proceeds and the Cash Surrender Value otherwise payable.

                                 DEATH BENEFIT

    Each Policy provides for the payment of the Death Proceeds to the named beneficiary upon the death of the Insured. The Death Proceeds payable to the beneficiary under a Policy equal the Death Benefit less any Indebtedness. The Death Benefit depends on the Death Benefit Option You select.

DEATH BENEFIT OPTIONS

    There are three Death Benefit Options available under the Policies: (Option
A) the Level Death Benefit Option; (Option B) the Return of Account Value Death Benefit Option; and (Option C) the Return of Premium Death Benefit Option. Subject to the Minimum Death Benefit described below, the Death Benefit under each option is as follows:

(Option A) -- Under the Level Death Benefit Option, the Face Amount.

(Option B) -- Under the Return of Account Value Death Benefit Option, the Face
              Amount plus the Account Value.

(Option C) -- Under the Return of Premium Death Benefit Option, the Face Amount
              plus the sum of the Scheduled Premiums paid.

OPTION CHANGE

    After the Guarantee Period, You may change the Return of Premium Death Benefit Option or Return of Account Value Death Benefit Option to the Level Death Benefit Option. If You elect to make such option change, the Face Amount will become the amount available as a Death Benefit immediately prior to the Death Benefit Option change.

DEATH BENEFIT GUARANTEE

    During the Guarantee Period, Your Policy will not terminate due to insufficient cash Surrender Value, regardless of the investment experience of the Funds, provided all Scheduled Premiums are paid when due and Indebtedness does not exceed the Cash Value.

MINIMUM DEATH BENEFIT

    Notwithstanding the foregoing, each Policy has a minimum Death Benefit equal to the Account Value, multiplied by a specified percentage which varies according to the Insured's Issue Age, Attained Age, gender (where unisex rates are not used), and insurance class and is specified in the Policy.

EXAMPLES OF THE MINIMUM DEATH BENEFIT:

                                             A           B
                                         ----------  ----------
Face Amount............................  $  100,000  $  100,000
Account Value on Date of Death.........      46,500      34,000
Specified Percentage...................        250%        250%
Death Benefit Option...................    Level       Level

    In Example A, the minimum Death Benefit equals $116,250, i.e., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). Such Death Benefit, minus any outstanding Indebtedness, constitutes the Death Proceeds payable to the beneficiary under the Policy.

    In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    All or part of the Death Proceeds may be paid in cash or applied under one of the available payment options. See "Other Matters -- Payment Options," page 29.

INCREASES AND DECREASES IN FACE AMOUNT

    At any time after the Guarantee Period, You may change the Face Amount by request In Writing.

    The minimum Face Amount for an increase or decrease will be based on Our rules then in effect.

    All requests to increase the Face Amount must be applied for on a Policy new application and shall be accompanied by Your existing Policy. All such requests will be subject to evidence of insurability satisfactory to Us. Any increase approved by Us will be effective on the date shown on the new Policy specifications page provided that the cost of insurance deduction for the first month is made. The monthly administrative fee on the first Monthly Activity Date on or after the effective date of the increase will reflect a charge for the increase.

    A decrease in the Face Amount will be effective on the Monthly Activity Date following the date on which We receive Your request In Writing. The remaining Face Amount must not be less than that specified by Our minimum rules then in effect. Decreases in Face Amount will be applied as follows:

(a) to the most recent increase in the Face Amount; then

(b) successively to each prior increase in Face Amount; then

(c) to the initial Face Amount.

    If You ask to decrease the Face Amount of Your Policy below the initial Face Amount, We will deduct, on a Pro Rata Basis, a portion of any remaining surrender charge from Your Account Value. The amount of the reduction will be equal to:

(a) the initial Face Amount, minus the requested Face Amount, multiplied by

(b) the surrender charge on the date of the request to change the Face Amount, divided by

(c) the initial Face Amount.

    Your surrender charge will be reduced by the same amount.

    We reserve the right to limit the number of increases and/or decreases in Face Amount to no more than one in any 12 month period.

                              BENEFITS AT MATURITY

    If the Insured is living on the "Maturity Date"(i.e., the anniversary of the Policy Date on which the Insured attained age 100), Hartford will pay the Cash Surrender Value to the Policy Owner upon surrender of the Policy to Hartford. On the Maturity Date, the Policy will terminate and Hartford will have no further obligations under such Policy.

                            LAPSE AND REINSTATEMENT

POLICY SURPLUS

    We use the Policy Surplus to determine whether a Policy will terminate if Scheduled Premiums are not paid when due. If the Policy Surplus is greater than zero for a Policy Year, the Scheduled Premiums may not be required. However, if the Policy Surplus for a Policy Year during the Guarantee Period is zero, all Scheduled Premiums due in that year are required to be paid.

    The Policy Surplus is determined as follows:

(a) The Policy Surplus for the first Policy Year is zero.

(b) The Policy Surplus for each subsequent Policy Year is (x) minus(y), but never less than zero where (x) is the Account Value at the end of the previous Policy Year; and (y) is the Target Account Value, as shown in the Policy, for the previous Policy Year.

    Once determined for a given Policy Year, the Policy Surplus remains constant for the entire Policy Year.

LAPSE AND GRACE PERIOD

    During the Guarantee Period: If the Policy Surplus for a Policy Year is less than the Indebtedness or is zero on any given Monthly Activity Date, all Scheduled Premiums due in that Policy Year, on or before that date the Monthly Activity Date are required to be paid in order to keep the Policy in force. With respect to any required Scheduled Premium not paid on or before its due date, We will allow a grace period which ends 61 days after the applicable Monthly Activity Date. During the grace period, the Policy will continue in force. If any such required Scheduled Premium is not paid by the end of the grace period, the Policy will terminate except as provided under the non-forfeiture options set forth in the Policy or unless You have elected the Automatic Premium Loan Option (see "Detailed Description of Policy Benefits and Provisions -- Lapse and Reinstatement -- Automatic Premium Loan Option," below) and there is sufficient Cash Value to cover the Scheduled Premium amounts due.

    After the Guarantee Period: A Policy may terminate 61 days after a Monthly Activity Date on which the Cash Surrender Value is less than zero. The 61-day period is the grace period. If sufficient premium payments are not made by the end of the grace period, a Policy will terminate without value. Hartford will mail the Policy Owner and any assignee under the Policy written notice of the amount of premium payments required to continue the Policy in force at least 61 days before the end of the grace period. The amount of premiums required to be paid will be no greater

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------

than the amount, as of the date the grace period began, deducted from Account Value in payment of three Monthly Deduction Amounts. If such premiums are not paid by the end of the grace period, the Policy will terminate.

REINSTATEMENT

    Prior to the death of the Insured, a Policy may be reinstated prior to the Maturity Date, provided such Policy has not been surrendered for cash, and provided further that:

(a) You make Your reinstatement request within five years from the Policy termination date;

(b) Your submit satisfactory evidence of insurability to Hartford;

(c) You pay all overdue required Scheduled Premiums, if any; and

(d) if the Guarantee Period has expiredat the time of Policy reinstatement and if the amount paid in is insufficient to reinstate the Policy, sufficient premiums must be paid to:

    (i) cover all Monthly Deduction Amounts that are due and unpaid during the grace period; and

    (ii) keep the Policy in force for three months after the date of reinstatement.

    The Face Amount of the reinstated Policy cannot exceed the Face Amount at the time of lapse. The Account Value on the Policy reinstatement date will reflect:

(1) the Account Value at the time of termination; plus

(2) Net Premiums attributable to premiums paid at the time of reinstatement;
    minus

(3) a charge to reflect the benefits, if any, provided under the extended term or reduced paid-up options.

    The Surrender Charges for the reinstated Policy will be the same as they would have been on the original Policy had no lapse and subsequent reinstatement of such Policy taken place.
    Any Indebtedness at the time of termination must be repaid upon reinstatement of the Policy or carried over to the reinstated Policy.

AUTOMATIC PREMIUM LOAN OPTION

    If You elect the Automatic Premium Loan Option under the Policies, We will automatically process a Policy loan to pay any Scheduled Premium which is due and not paid by the end of its grace period following the due date. You may elect such option in Your Policy application or by request In Writing, provided no Scheduled Premium is outstanding beyond its due date. In most states, automatic premium loans will be treated as Preferred Loans. See "Detailed Description of Policy Benefits and Provisions -- Policy Loans -- Preferred Loan," page 14.

    The Automatic Premium Loan Option will not be available if:

(a) You have revoked the election of such option In Writing; or

(b) the loan amount needed to pay any unpaid Scheduled Premium would exceed the Cash Surrender Value on the most recent Scheduled Premium due date.

    In either instance, the surrender/continuation options will apply as of the end of the grace period.

    In most states, if You have outstanding Indebtedness pursuant to the Automatic Premium Loan Option, Hartford will allow You to restore the Death Benefit at the end of the Guarantee Period to the amount that it would have equaled had no Indebtedness been incurred pursuant to such option. In such case, Hartford will not require You to provide evidence of insurability. To remove any such outstanding Indebtedness, Hartford will reduce Your Account Value, and the amount of Indebtedness outstanding at the end of the Guarantee Period by the sum of the Policy loan incurred pursuant to the Automatic Premium Loan Option, plus all interest accrued thereon. There will be no reduction in the Face Amount of Your Policy as a result of this adjustment.

    If You have outstanding Indebtedness pursuant to the Automatic Premium Loan Option at the end of the Guarantee Period and You have not previously elected to restore the Death Benefit at the end of a Guarantee Period as described above, Hartford will assume that You have elected to restore the Death Benefit at the end of the Guarantee Period then in effect. Hartford will notify You that it will make such adjustment unless You instruct Hartford not to make this adjustment. Such notification will be made at least 30 days prior to the Policy Anniversary occurring at the end of such Guarantee Period

                  THE RIGHT TO EXAMINE OR EXCHANGE THE POLICY

    A Policy Owner has a limited right to return a Policy for cancellation. If a Policy is returned, by mail or personal delivery to Hartford or to the agent who sold such Policy, to be canceled within (a) 10 days after delivery of such Policy to the Policy Owner, (b) within 10 days of Hartford's mailing or delivering a Notice of Right to Withdraw to the Policy Owner, or (c) within 45 days of signing of the Policy application (whichever is later, and subject to applicable state regulation), Hartford will return to the canceling Policy Owner, within 7 days thereafter, the greater of (x) the premium paid, less any Indebtedness, or (y) the sum of (1) the Account Value, less any Indebtedness, on the date the returned Policy is received by Hartford or its agent and (2) any deductions for taxes, charges or fees.

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    During the first 24 months after its issuance, a Policy may be exchanged for a non-variable life insurance policy on the life of the insured offered by Us or an affiliate. No evidence of insurability will be required. The new policy will have an amount at risk which equals or is less than the amount at risk in effect on the date of exchange. Premiums under the new policy will be based on the same risk classifications as the Policy for which the new policy was exchanged. An exchange of a Policy under such circumstances should be a tax-free transaction under Section 1035 of the Code.

                         SURRENDER/CONTINUATION OPTIONS

    At any time prior to the Maturity Date, You may choose to have the Cash Surrender Value applied under one of the following options, provided Your Policy has a Cash Surrender Value:

OPTION A -- Surrender for Cash

OPTION B -- Continue as Extended Term Insurance

OPTION C -- Continue as Paid-Up Insurance

    In addition, if during the Guarantee Period:

(a) a required Scheduled Premium is not paid by the end of the grace period; and

(b) the Automatic Premium Loan Option is not elected or not available due to insufficient Cash Surrender Value.

    You may choose one of the above options. You may notify Us In Writing of Your choice within 61 days after the due date for the outstanding Scheduled Premium. In the absence of such notification, We will automatically apply the Cash Surrender Value to Option B, unless the insurance class shown in your Policy is "special," in which case the automatic option will be Option C. If Your Policy has no Cash Surrender Value, it will terminate at the end of the grace period.

WHEN EFFECTIVE -- The effective date of the surrender/ continuation options will be the earlier of:

(a) the date We receive Your election request In Writing; or

(b) the end of the grace period.

    When a surrender/continuation option becomes effective, all benefit riders attached to a Policy will terminate, unless otherwise provided in the rider.

OPTION DESCRIPTIONS
OPTION A -- Surrender for Cash

    If You choose Option A, You must surrender Your Policy to Us. We will pay You the Cash Surrender Value at the time of surrender, and Our liability under the Policy will cease.

OPTION B -- Continuation of Policy as Extended Term Insurance

    Option B is not available unless the insurance class shown in Your Policy is "standard" or "preferred." If You choose Option B, the extended term insurance Death Benefit will be the Death Benefit in effect on the effective date of the non-forfeiture benefit, less any Indebtedness. The term will begin on the effective date of Option B and will extend for a period of time equal to that which the Cash Surrender Value will provide as a net single premium at the Insured's then Attained Age. At the end of such term, We will pay You any Cash Surrender Value not used to provide extended term insurance, and Our liability under the Policy will cease.

OPTION C -- Continuation of Policy as Paid-Up Insurance

    If You choose Option C, Your Policy will continue as paid-up life insurance. The amount of paid-up life insurance will be calculated using the Cash Surrender Value of Your Policy as a net single premium as of the effective date of this benefit at the Insured's then-Attained Age. Hartford reserves the right to require evidence of insurability or limit the amount of Option C if the paid-up amount exceeds the Death Benefit in effect on the effective date of Option C. We will pay You any Cash Surrender Value not used to provide paid-up insurance.

    If Your Policy is continued under Option B or Option C, as described above, the Cash Surrender Value available within 30 days after any Policy Anniversary will not be less than the Cash Value on such Policy Anniversary minus any Indebtedness.

                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Policies on every Valuation Day.

    We will pay Death Proceeds, Cash Surrender Values, partial withdrawal proceeds, and Policy loan amounts allocable to the Sub-Accounts within 7 days after We receive all the information needed to process the payment, unless the New York Stock Exchange is closed, trading is restricted by the SEC, or the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not attributable to the Sub-Accounts for up to six months from the date on which We receive the payment request.

                            APPLICATION FOR A POLICY

    Individuals wishing to purchase a Policy must submit an application to Hartford. Within limits, a prospective purchaser may choose the Scheduled Premiums and the

HARTFORD LIFE INSURANCE COMPANY                                               19
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initial Face Amount and the Guarantee Period in the Policy application. Policies generally will be issued only on the lives of Insureds age 80 and under who supply evidence of insurability satisfactory to Hartford. Acceptance of a Policy application is subject to Hartford's underwriting rules, and Hartford reserves the right to reject a Policy application for any reason. No change in the terms or conditions of a Policy will be made without the consent of the Policy Owner.

    A Policy will be effective on the Policy Date only after Hartford has received all outstanding delivery requirements and the initial premium payment. The Policy Date is the date used to determine all future cyclical transactions on the Policy, e.g., Monthly Activity Dates and Policy Years.

                      REDUCED CHARGES FOR ELIGIBLE GROUPS

    Certain of the charges and deductions described below may be reduced for Policies issued in connection with a specific plan in accordance with Our rules in effect as of the date an application for a Policy is approved. To qualify for such a reduction, a plan must satisfy certain criteria, e.g., as to size of the plan, expected number of participants and anticipated premium payments from the plan. Generally, the sales contacts and effort, administrative costs and mortality cost per Policy vary based on such factors as the size of the plan, the purposes for which Policies are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification will be reflected in the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying plans. We may modify, from time to time on a uniform basis, the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Policy Owners invested in the Separate Account.

                            DEDUCTIONS FROM PREMIUMS

    Before the allocation of a premium payment to the Account Value, a deduction as a percentage of premium is made for the front-end sales load and for premium taxes. The amount of each premium payment allocated to the Account Value after such deductions is Your Net Premium.

FRONT-END SALES LOAD

    The front-end sales load portion of a deduction from premiums is based on the level of Scheduled Premiums, the length of the Guarantee Period, and the amount of any Unscheduled Premiums paid.

    The maximum front-end sales load percentages for Policies are 50% of the premiums paid in the first Policy Year, 11% in Policy Years 2 through 10, and 3% thereafter.

    For all Guarantee Periods, the maximum amount of premiums paid in any Policy Year that is subject to a front-end sales load is the Guideline Annual Premium. In addition, if Scheduled Premiums are less than the Guideline Annual Premium, the maximum amount of premiums paid in the first Policy Year subject to a front-end sales load is the Scheduled Premium.

    The actual schedule of front-end sales loads for any given Policy is specified in that Policy.

    Generally, the shorter the Guarantee Period, the lower the front-end sales load. The levels range from those for the ten-year Guarantee Period described above to 0% on a Policy with a One Year Guarantee Period. However, there are other charges under the Policies that are lower for longer Guarantee Periods. For a further description of such charges, see "Detailed Description of Policy Benefits and Provisions -- Guarantee Period," page 12.

    For an example of the effect of front-end sales loads, see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Examples of Front-End Sales Loads and Surrender Charges," page 21

PREMIUM RELATED TAX CHARGE

    We deduct a percentage from each premium payment to cover premium-based taxes assessed against Hartford by states and/or other governmental entities. Such percentage will vary by locale, depending on the tax rates in effect at the time the Policy is issued. The range is generally between 0% and 4%.

                          DEDUCTIONS AND CHARGES FROM
                               THE ACCOUNT VALUE

MONTHLY DEDUCTION AMOUNTS

    On the Policy Date and on each subsequent Monthly Activity Date, Hartford will deduct the Monthly Deduction Amount from the Account Value to cover certain charges and expenses incurred in connection with a Policy. Each Monthly Deduction Amount will be deducted on a Pro Rata Basis from the Fixed Account and each of the Sub-Accounts. The Monthly Deduction Amount will vary from month to month.

    The Monthly Deduction Amount equals the sum of:

(1) the charge for the cost of insurance;

(2) the charges for additional benefits provided by rider, if any;

(3) the charges for "special" insurance class rating, if any;

(4) the monthly administrative fee; and

(5) the mortality and expense risk charge

    (1) Cost of Insurance Charge

    The charge for the cost of insurance is equal to:

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

     (i) the cost of insurance rate per $1,000; multiplied by

     (ii) the amount at risk; divided by

    (iii) $1,000

      The amount at risk equals the Death Benefit less the Account Value on that date, prior to assessing the Monthly Deduction Amount.

      The cost of insurance charge is to cover Hartford's anticipated mortality costs. For standard risks, the cost of insurance rate will not exceed those based on the 1980 Commissioners Standard Ordinary Mortality Table. A table of guaranteed cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in such table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. Hartford will determine the cost of insurance rate at the start of each Policy Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      Because a Policy's Account Value and Death Benefit Amount may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

    (2) Rider Charge

      If a Policy includes riders, a charge applicable to such riders is made from the Account Value on each Monthly Activity Date.

      The charge applicable to Policy riders is to compensate Hartford for the anticipated cost of providing these benefits and is specified on the applicable rider.

      For a description of available riders, see "Supplemental Benefits," page
    29.

    (3) Special Class Charge

      A charge for a special insurance class rating of an Insured may be made, if applicable, against the Account Value. Such charge is to compensate Hartford for the additional mortality risk associated with individuals in such special classes.

    (4) Monthly Administrative Charge and Issue Charge

      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Policies. This charge covers the average expected cost for these expenses. The monthly administrative charge will be $8.33 per month initially and is guaranteed never to exceed that level during the Guarantee Period. After the Guarantee Period, the charge is guaranteed never to exceed $12 per month.

      Additionally, We assess a monthly charge in the first Policy Year to compensate Hartford for the up-front costs of underwriting and issuing a Policy. Subject to certain maximum levels, such charge currently is equal to $8.33 per month, plus an amount that varies by Issue Age and the Policy's initial Face Amount. The monthly issue charge and the maximum levels of such charge for some sample Issue Ages are summarized in the following chart:

                                                      MAXIMUM MONTHLY
ISSUE AGE  MONTHLY FIRST POLICY YEAR ISSUE CHARGE         AMOUNT
---------  -----------------------------------------  ---------------
   25      $8.33 plus $.0333 per $1,000 of IFA*          $   50.00
   35      $8.33 plus $.0375 per $1,000 of IFA*          $   54.17
   45      $8.33 plus $.0417 per $1,000 of IFA*          $   62.50
   55      $8.33 plus $.0625 per $1,000 of IFA*          $   62.50
   65      $8.33 plus $.0708 per $1,000 of IFA*          $   62.50

* "IFA" refers to initial Face Amount.

    (5) Mortality and Expense Risk Charge

      A charge is made for mortality and expense risks assumed by Hartford under the Policies. Such charge is allocated to the General Account. Hartford may profit from the mortality and expense risk charge. For further information, see "Detailed Description of Policy Benefits and Provisions -- Cash Values," page 13.

      The mortality and expense risk charge for any Monthly Activity Date is equal to the product of:

    (i) the mortality and expense risk rate; multiplied by

    (ii) the portion of the Account Value allocated to the Sub-Account on the Monthly Activity Date prior to assessing the Monthly Deduction Amount.

      During the first 20 Policy Years, the longer the Guarantee Period is, the lower the mortality and expense risk charge rate will be. For Policy Years 1 through 20, the mortality and expense risk charge rate ranges from 1.40% annually for a Policy with a one-year Guarantee Period, and decreases as the length of the Guarantee Period increases, to .60% on a Policy with a ten-year Guarantee Period. After Policy Year 20, the mortality and expense risk charge rate for all Policies is expected to equal .60% annually. However, Hartford reserves the right to continue the mortality and expense risk charge rate at the level in effect during Policy Years 1 through 20, except for Policies with a one year Guarantee Period, for which Hartford reserves the right to charge a mortality and expense risk rate of .90%. There are other contractual charges that are higher for longer Guarantee Periods. For a more detailed description of such charges, see "Detailed Description of Policy Benefits and Provisions -- Guarantee Period," page 12.

      The mortality risk assumed is that the actual cost of insurance charges specified in a Policy will be insufficient to meet actual claims. Hartford also assumes the

HARTFORD LIFE INSURANCE COMPANY                                               21
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    risk of the Death Benefit Guarantee during the Guarantee Period. See
    "Detailed Description of Policy Benefits and Provisions -- Death Benefit -- Death Benefit Guarantee," page 15. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges set in the Policies.

      For Policies with a one-year Guarantee Period, Hartford also incurs a risk that the costs associated with the distribution of the Policies will be greater than the proceeds from any sales charges deducted under the Policies.

SURRENDER CHARGES

    A surrender charge is assessed against a Policy's Account Value if the Policy lapses or is surrendered during the first nine Policy Years. The amount of such surrender charge in the first Policy Year is established by Hartford based on the premiums paid during the first Policy Year and the length of the Guarantee Period chosen by the Policy Owner. Subject to certain limits imposed by state insurance laws, the surrender charge decreases by an equal amount each Policy Year until it reaches zero during the tenth Policy Year.

    Specifically, the maximum first year surrender charge under a Policy is equal to the sum of (i) a specified percentage of the Scheduled Premium up to the Guideline Annual Premium and (ii) 5% of the excess of the first year premium over the Guideline Annual Premium. The longer the Guarantee Period, the higher the percentage used to calculate the first year surrender charge. Such percentage equals 110% with respect to Policies with a ten-year Guar-

antee Period and decreases as the selected Guarantee Period decreases to 10% for Policies with a one-year Guarantee Period. There are other lower contractual charges applicable to longer Guarantee Periods. For a more complete description of such charges, see "Detailed Description of Policy Benefits and Provisions -- Guarantee Period," page 12.

    The schedule of Surrender Charges for a Policy is set forth in that Policy. Additionally, Your sales agents, upon request, will provide a schedule of surrender charges which would apply under any given circumstances.

    Generally, the total sales load under a Policy will not exceed 180% of the Guideline Annual Premium, or 9% of the sum of the Guideline Annual Premium that would be paid over a 20-year period. In cases where the anticipated life expectancy of the Insured named in a Policy is less than 20 years, the total sales load will not exceed 9% of the sum of the Guideline Annual Premiums for the shorter period.

    For an example of the effect of surrender charges, see "Detailed Description of Policy Benefits and Provisions -- Deductions and Charges from the Account Value -- Examples of Front-End Sales Loads and Surrender Charges," page 21.

EXAMPLES OF FRONT-END SALES LOADS AND SURRENDER CHARGES

    An example of the actual front-end sales loads and Surrender Charge schedule as well as and the impact of the sales load refund, if any (see "Detailed Description of Policy Benefits and Provisions -- Cash Values -- Load Refund," page 13), for a Policy with a ten year Guarantee Period is shown below. The example uses the same specific information (i.e., Issue Age, Face Amount, premium level, etc.) as the illustration on page 40 of this Prospectus.

Death Benefit Option:                    Level
Face Amount:                             $250,000
Guarantee Period:                        10 years
Charges Assumed:                         Current
Issue Age/Gender/Class:                  45/Male/Preferred
Scheduled Premium:                       $4,000 per year
Guideline Annual Premium:                $4,819.38
Assumed Gross Annual Investment Return:  0%

    The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issuance of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.

    This is:

    (1) the sum of the cumulative front-end sales load, plus

    (2) the actual surrender charge for that Policy Year, minus

    (3) the sales load refund, if any, applicable to that Policy Year (see "Detailed Description of Policy Benefits and Provisions -- Cash Values -- Load Refund," page 13).

22                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

     ADDITIONAL CHARGES/CREDITS IF SURRENDERED --TEN YEAR GUARANTEE PERIOD

                                   SURRENDER CHARGES
---------------------------------------------------------------------------------------
                                                                             TOTAL
            CUMULATIVE     MAXIMUM    YEAR END     ACTUAL       SALES      CUMULATIVE
  POLICY     FRONT-END    SURRENDER    ACCOUNT    SURRENDER     LOAD     SALES LOAD IF
   YEAR     SALES LOAD     CHARGE       VALUE      CHARGE*     REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  ---------  --------------
    1        $   2,000    $   4,400   $   1,232   $   1,232   $   2,032    $    1,200
    2            2,440        3,911       4,074       3,911       4,590         1,791
    3            2,880        3,422       6,764       3,422           0         6,302
    4            3,320        2,933       9,345       2,933           0         6,253
    5            3,760        2,444      11,843       2,444           0         6,204
    6            4,200        1,956      14,274       1,956           0         6,156
    7            4,640        1,467      16,645       1,467           0         6,107
    8            5,080          978      18,971         978           0         6,058
    9            5,520          489      21,246         489           0         6,009
    10           5,960            0      23,456           0           0         5,960
    11           6,080            0      25,850           0           0         6,080

     *The Actual Surrender Charge assessed is the lesser of:

      (a)  The contractual maximum surrender charge, or

      (b)  Account Value at the end of the Policy Year.

    **Assumes a surrender of the Policy at the end of that Policy Year.

    An example of the actual front-end sales load and surrender charge schedule as well as the impact of the sales load refund, if any (see "Detailed Description of Policy Benefits and Provisions -- Cash Values -- Load Refund," page 13), for a Policy with a one year Guarantee Period is shown below. The example uses the same specific information (i.e., Issue Age, Face Amount, premium level) as the illustration on page 49 of this Prospectus.

Death Benefit Option:                                Level
Face Amount:                                         $250,000
Guarantee Period:                                    1 Year
Charges Assumed:                                     Current
Issue Age/Gender/Class:                              45/Male/Preferred
Scheduled Premium:                                   $4,000 per year
Guideline Annual Premium:                            $4,819.38
Assumed Hypothetical Gross Annual Investment
Return:                                              0%

    The "Total Cumulative Sales Load If Surrendered" column on the far right of the table below represents the sum of all loads which would have been assessed since the issue of the Policy assuming a surrender of the Policy at the end of the corresponding Policy Year.

    This is:

    (a) the sum of the cumulative front-end sales load, plus

    (b) the actual surrender charge for that Policy Year, minus

    (c) the sales load refund, if any, applicable to that Policy Year (see "Detailed Description of Policy Benefits and Provisions -- Cash Values -- Load Refund," page 13).

HARTFORD LIFE INSURANCE COMPANY                                               23
--------------------------------------------------------------------------------

     ADDITIONAL CHARGES/CREDITS IF SURRENDERED --ONE YEAR GUARANTEE PERIOD

                                   SURRENDER CHARGES
---------------------------------------------------------------------------------------
                                                                             TOTAL
            CUMULATIVE     MAXIMUM    YEAR END     ACTUAL       SALES      CUMULATIVE
  POLICY     FRONT-END    SURRENDER    ACCOUNT    SURRENDER     LOAD     SALES LOAD IF
   YEAR     SALES LOAD     CHARGE       VALUE      CHARGE      REFUND    SURRENDERED**
----------  -----------  -----------  ---------  -----------  ---------  --------------
    1        $       0    $     400   $   3,169   $     400   $       0    $      400
    2                0          355       6,361         355           0           355
    3                0          311       9,381         311           0           311
    4                0          267      12,273         267           0           267
    5                0          222      15,067         222           0           222
    6                0          178      17,780         178           0           178
    7                0          133      20,422         133           0           133
    8                0           89      23,008          89           0            89
    9                0           44      25,529          44           0            44
    10               0            0      27,976           0           0             0
    11               0            0      30,273           0           0             0

     *The Actual Surrender Charge assessed is the lesser of:

     (a)  The contractual maximum surrender charge, or

     (b)  Account Value at the end of the Policy Year.

    **Assumes a surrender of the Policy at the end of that Policy Year.

CHARGES AGAINST THE FUNDS

    The investment performance of each Fund reflects the management fee that the Fund pays to its investment manager as well as other operating expenses that the Fund incurs. Investment management fees are generally daily fees computes as a percentage of a Fund's average daily net assets as an annual rate. Please read the prospectus for each Fund for complete details.

TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Policies in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                                    HARTFORD

    Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing health and life insurance, both individual and group, in all states of the United States and the District of Columbia. Hartford was originally incorporated under the laws of Massachusetts on June 5, 1902, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.

    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's on the basis of insurer financial strength, and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                             SEPARATE ACCOUNT VL I

                                    GENERAL

    Separate Account VL I (the "Separate Account") is a separate account of Hartford, established on June 8, 1995 pursuant to the insurance laws of the State of Connecticut and organized as a unit investment trust registered with the SEC under the Investment Company Act of 1940. Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Policy Owners and persons entitled to payments under the Policies. The assets of the Separate Account are not chargeable with liabilities arising out of any other business which Hartford may conduct.

24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                     FUNDS

    The assets of each Sub-Account are invested exclusively in one of the Funds. A Policy Owner may allocate Net Premiums among the Sub-Accounts. Policy Owners should review the following brief descriptions of the investment objectives of each of the Funds in connection with such allocation. There is no assurance that any Fund will achieve its stated objectives. These funds may not be available in all states. Policy Owners are also advised to read the prospectuses for the Funds accompanying this Prospectus for more detailed information.

HARTFORD FUNDS

 HARTFORD ADVISERS FUND

    Seeks maximum long term total rate of return risk by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments.

 HARTFORD BOND FUND

    Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section entitled "Hartford Bond Fund, Inc. -- Investment Policies" in the prospectus for the Hartford Funds accompanying this Prospectus.

 HARTFORD CAPITAL APPRECIATION FUND

    Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation.

 HARTFORD DIVIDEND AND GROWTH FUND

    Seeks a high level of current income consistent with growth of capital and reasonable investment risk.

 HARTFORD GROWTH AND INCOME FUND

    Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.

 HARTFORD INDEX FUND

    Seeks to provide investment results which approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.*

 HARTFORD INTERNATIONAL ADVISERS FUND

    Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets.

 HARTFORD INTERNATIONAL OPPORTUNITIES FUND

    Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies.

 HARTFORD MIDCAP FUND

    Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities.

 HARTFORD MONEY MARKET FUND

    Seeks maximum current income consistent with liquidity and preservation of capital.

 HARTFORD MORTGAGE SECURITIES FUND

    Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association.

 HARTFORD SMALL COMPANY FUND

    Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation.

 HARTFORD STOCK FUND

    Seeks long-term growth of capital by investing primarily in equity securities.

PUTNAM FUNDS

 PUTNAM VT ASIA PACIFIC GROWTH FUND

    Seeks capital appreciation by investing primarily in securities of companies located in Asia and in the Pacific Basin. The fund's investments will normally include common stocks, preferred stocks, securities convertible into common stocks, and warrants to purchase common stocks or preferred stocks.

* "STANDARD & POOR'S-REGISTERED TRADEMARK-," "S&P-REGISTERED TRADEMARK-," "S&P 500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD LIFE INSURANCE COMPANY AND AFFILIATES. THE HARTFORD INDEX FUND, INC. ("INDEX FUND") IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               25
--------------------------------------------------------------------------------

 PUTNAM VT DIVERSIFIED INCOME FUND

    Seeks high current income consistent with capital preservation by investing in the following three sectors of the fixed income securities markets: a U.S. Government and Investment Grade Sector, a High Yield Sector (which invests primarily in securities commonly known as "junk bonds"), and an International Sector. See the special considerations for investments in high yield securities described in the Fund prospectus.

 PUTNAM VT GLOBAL ASSET ALLOCATION FUND

    Seeks a high level of long-term total return consistent with preservation of capital by investing in U.S. equities, international equities, U.S. fixed income securities, and international fixed income securities.

 PUTNAM VT GLOBAL GROWTH FUND

    Seeks capital appreciation through a globally diversified portfolio of common stocks.

 PUTNAM VT GROWTH AND INCOME FUND

    Seeks capital growth and current income by investing primarily in common stocks that offer potential for capital growth, current income, or both.

 PUTNAM VT HEALTH SCIENCES FUND

    Seeks capital appreciation by investing at least 80% of its assets (other than assets invested in U.S. government securities, short-term debt obligations, and cash or money market instruments) in common stocks and other securities of companies in the health sciences industries.

 PUTNAM VT HIGH YIELD FUND

    Seeks high current income and, when consistent with this objective, a secondary objective of capital growth, by investing primarily in high-yielding, lower-rated fixed income securities constituting a portfolio which Putnam Management believes does not involve undue risk to income or principal. See the special considerations for investments in high yield securities described in the Fund prospectus.

 PUTNAM VT INTERNATIONAL GROWTH FUND

    Seeks capital appreciation by investing primarily in equity securities of companies located in a country other than the United States.

 PUTNAM VT INTERNATIONAL GROWTH AND INCOME FUND

    Seeks capital growth, and a secondary objective of high current income by investing primarily in common stocks that offer potential for capital growth and may, when consistent with its investment objectives, invest in common stocks that offer potential for current income. Under normal market conditions, the fund expects to invest substantially all of its assets in securities principally traded on markets outside of the United States.

 PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing in companies that have above-average growth prospects due to fundamental growth of their market sector. Under normal market conditions, the fund expects to invest substantially all of its total assets, other than cash or short-term investments held pending investment, in common stocks, preferred stocks, convertible preferred stocks, convertible bonds and other equity securities principally traded in securities markets outside the United States.

 PUTNAM VT INVESTORS FUND

    Seeks long-term growth of capital and any increased income that results from this growth by investing primarily in common stocks that Putnam Management believes afford the best opportunity for capital growth over the long term.

 PUTNAM VT MONEY MARKET FUND

    Seeks as high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity by investing in high-quality money market instruments.

 PUTNAM VT NEW OPPORTUNITIES FUND

    Seeks long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy which Putnam Management believes possess above-average long-term growth potential.

 PUTNAM VT NEW VALUE FUND

    Seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

 PUTNAM VT OTC & EMERGING GROWTH FUND

    Seeks capital appreciation by investing primarily in common stocks that Putnam Management believes have potential for capital appreciation significantly greater than that of market averages.

 PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON

    Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which will provide both capital growth and current income.

 PUTNAM VT U.S. GOVERNMENT AND HIGH QUALITY
BOND FUND

    Seeks current income consistent with preservation of capital by investing primarily in securities issued or guaranteed as to principal and interest by the U.S. Government or by its agencies or instrumentalities and in other debt obligations rated at least A by a nationally recognized securities rating agency such as Standard & Poor's or Moody's Investors Service, Inc. or, if not rated, determined by Putnam Management to be of comparable quality.

26                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 PUTNAM VT UTILITIES GROWTH AND INCOME FUND

    Seeks capital growth and current income by concentrating its investments in debt and equity securities issued by companies in the public utilities industries.

 PUTNAM VT VISTA FUND

    Seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

 PUTNAM VT VOYAGER FUND

    Seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

FIDELITY VIP FUNDS

 FIDELITY VIP EQUITY-INCOME PORTFOLIO

    Seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio Manager will also consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Index 500.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

 FIDELITY VIP OVERSEAS PORTFOLIO

    Seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio. International funds have increased economic and political risks as they are exposed to events and factors in the various world markets. These risks may be greater for funds that invest in emerging markets.

 FIDELITY VIP II ASSET MANAGER PORTFOLIO

    Seeks high total return with reduced risk over the long-term by allocating its assets among stocks, bonds and short-term money market instruments.

    In addition, the Portfolio may invest in high yield, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities. For a further discussion of lower-rated securities, see "Risks of Lower-Rated Debt Securities" in the Fidelity prospectus for this Portfolio.

    The Hartford Funds are organized as corporations under the laws of the State of Maryland and are registered as diversified open-end management companies under the Investment Company Act of 1940. The Putnam Funds are portfolios of the Putnam Variable Trust, which is organized as a business trust under the laws of Massachusetts and is an open-end series investment company under the Investment Company Act of 1940. The Fidelity VIP Funds, organized as Massachusetts business trusts, are diversified open-end management investment companies with multiple portfolios. The Fidelity VIP Equity-Income Portfolio and the Fidelity VIP Overseas Portfolio are portfolios of the Variable Insurance Products Fund. The Fidelity VIP II Asset Manager Portfolio is a portfolio of the Variable Insurance Products Fund II.

    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in such Fund. Such shares are offered to separate accounts, including the Separate Account, established by Hartford or one of its affiliated companies specifically to fund insurance policies, including the Policies, issued by Hartford or its affiliates as permitted by the Investment Company Act of 1940.

    It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest simultaneously in the Funds. Although Hartford and the Funds do not currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity policy owners, the Board of Directors for the Hartford Funds and the Board of Trustees for the Putnam Funds, and the Board of Trustees for the Fidelity VIP Funds (collectively, the "Boards") intend to monitor events in order to identify any material conflicts between such Policy Owners and to determine what action, if any, should be taken in response thereto. In the event the Boards conclude that separate funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.

    All investment income of, and other distributions to, each Sub-Account arising from the applicable Fund are reinvested in shares of that Fund at net asset value. The income and realized gains and/or losses on the assets of each Sub-Account therefore are separate and are credited to or charged against the Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other business of Hartford. Hartford will purchase shares in the Funds in connection with premium payments allocated to the applicable Sub-Account in accordance with

HARTFORD LIFE INSURANCE COMPANY                                               27
--------------------------------------------------------------------------------

Policy Owners' directions and will redeem shares in the Funds to meet Policy obligations or make adjustments in reserves, if any. The Funds are required to redeem Fund shares at net asset value and generally to make payment within seven days of such redemption.

    Hartford reserves the right to make additions to, deletions from, or substitutions for the Separate Account and its Sub-Accounts which fund the Policies, subject to compliance with the law as then in effect. In the event that shares of any of the Funds are no longer available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Policies, Hartford may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Policies. No substitution of securities will take place without notice to, and the consent of, Policy Owners and without prior approval of the SEC to the extent required by the Investment Company Act of 1940. Subject to Policy Owner approval, if required, Hartford also reserves the right to end the registration under the Investment Company Act of 1940 of the Separate Account or any other separate accounts of which it is the depositor and which may fund the Policies.

    Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of such Fund. See the prospectuses for the Funds accompanying this Prospectus.

                               INVESTMENT ADVISER

HARTFORD FUNDS

    The investment adviser for the Hartford Funds is HL Investment Advisors, Inc. ("HL Advisors"), Hartford Plaza, Hartford, Connecticut 06115. Pursuant to an investment advisory agreement entered into with each of the Hartford Funds, HL Advisors provides investment advice and, in general, supervises the management and investment program of the Hartford Funds, for which HL Advisors receives a fee.

    The Hartford Investment Management Company, Inc. ("HIMCO"), an affiliate of Hartford organized under Connecticut law, serves as investment sub-adviser to Hartford Bond Fund, Hartford Index Fund, Hartford Mortgage Securities Fund and Hartford Money Market Fund.

    Wellington Management Company, LLP ("Wellington Management") serves as investment sub-adviser to Hartford Advisers Fund, Hartford Capital Appreciation Fund, Hartford Dividend and Growth Fund, Hartford Growth and Income Fund, Hartford International Advisers Fund, Hartford International Opportunities Fund, Hartford MidCap Fund, Hartford Small Company Fund, and Hartford Stock Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, other institutions and individuals. Wellington Management is organized as a private Massachusetts partnership and its predecessor organizations have provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. See the prospectus for the Hartford Funds accompanying this Prospectus for a more complete description of HL Advisors, HIMCO and Wellington Management, and their respective fees.

PUTNAM FUNDS

    Putnam Management, One Post Office Square, Boston, Massachusetts 02109, serves as the investment manager for the Putnam Funds. An affiliate, Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

FIDELITY VIP FUNDS

    The Fidelity VIP Funds are managed by Fidelity Management & Research Company ("FMR"), whose principal business address is 82 Devonshire Street, Boston, Massachusetts 02109. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR, founded in 1946, is the original Fidelity company. It provides investment research and portfolio management services to a number of mutual funds and other clients. Various Fidelity companies perform certain activities required to operate VIP and VIP II.

                               THE FIXED ACCOUNT

    THAT PORTION OF THE POLICY RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SEC. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

28                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    Premium payments and Cash Values allocated to the Fixed Account become a part of the general assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts.

    The Fixed Account Minimum Credited Rate is shown in the Policies. Currently, Hartford guarantees that it will credit interest at a rate of not less than 4% per year, compounded annually, to amounts allocated under the Policies to the Fixed Account. Hartford may credit interest at a rate in excess of the Fixed Account Minimum Credited Rate; however, Hartford is not obligated to credit any interest in excess of the Fixed Account Minimum Credited Rate. There is no specific formula for the determination of excess interest credits. Some of the factors that Hartford may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof are general economic trends, rates of return currently available and anticipated on Hartford's investments, regulatory and tax requirements and competitive factors.

    ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE FIXED ACCOUNT MINIMUM CREDITED RATE WILL BE DETERMINED IN THE SOLE DISCRETION OF HARTFORD. EACH POLICY OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE FIXED ACCOUNT MINIMUM CREDITED RATE.

                                 OTHER MATTERS

                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Policy Owners (or the assignee of a Policy, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each Sub-Account by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Policy Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. However, if the Investment Company Act of 1940 or any rule promulgated thereunder should be amended, or if Hartford's present interpretation of the law should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

    The voting interests of a Policy Owner (or the assignee of a Policy, as the case may be) in the Funds will be determined as follows: A Policy Owner may cast one vote for each full or fractional Accumulation Unit owned under a Policy and allocated to a Sub-Account the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, a Policy Owner has taken a loan secured by a Policy, amounts transferred from the Sub-Account(s) to the Loan Account(s) in connection with the Indebtedness (see "Detailed Description of Policy Benefits and Provisions -- Policy Loans," page 14) will not be considered in determining the voting interests of that Policy Owner. Policy Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.

    Hartford may disregard Policy Owner voting instructions when required by state insurance regulatory authorities, if the instructions require that the Fund shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford may disregard Policy Owner voting instructions in favor of changes in the investment policy or the investment adviser of the Funds initiated by the Policy Owner if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event that Hartford disregards Policy Owner voting instructions, a summary of that action and the reasons therefor will be included in Hartford's next periodic report to Policy Owners.

                          STATEMENTS TO POLICY OWNERS

    We will send You a statement at least once each Policy Year, showing:

(a) the current Account Value, Cash Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Policy loans since the last statement;

(c) the amount of any Indebtedness;

(d) notifications required by the provisions of the Your Policy; and

(e) any other information required by the insurance department of the state where Your Policy was delivered to You.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of a Policy after it has been in effect during the Insured's lifetime for two years from the Issue Date. If Policy is reinstated, such two-year period is measured from the date of reinstatement. Any

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------

increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such other period as specified by state law, the benefit payable will be limited to the premiums paid, minus any Indebtedness and any partial withdrawals.

                             MISSTATEMENT AS TO AGE

    If the age of the Insured is incorrectly stated, the amount of Death Benefit will be appropriately adjusted as specified in Your Policy.

                                PAYMENT OPTIONS

    Proceeds under the Policies may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000, unless Hartford consents to a lesser amount. Once payments under the Second Option, the Third Option or the Fourth Option commence, no surrender of a Policy may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments.

    The following payment options are available under the Policies.

FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare(but not less than 3 1/2% per year) on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this payment option(with interest of not less than 3 1/2% per year) is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from one to 30 years.

FOURTH OPTION -- Life Income

    LIFE ANNUITY -- An annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment due preceding the death of the annuitant.
    LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- An annuity providing monthly income to the annuitant for a fixed period of 120 months and for as long thereafter as the annuitant shall live.

    The tables in the Policies provide for guaranteed dollar amounts of monthly payments for each $1,000 applied under the four payment options. Under the Fourth Option, the amount of each payment will depend upon the age of the annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often.

    The table for the Fourth Option is based on the 1983 Individual Annuity Mortality Table, set back one year with a net investment rate of 3.5% per annum. The tables for the First, Second and Third Options are based on a net investment rate of 3.5% per annum. However, We may, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as Hartford and the Policy Owner may be agree.

                                  BENEFICIARY

    A prospective purchaser of a Policy names the beneficiary in the application for a Policy. A Policy Owner may change the beneficiary under the Policy (unless such beneficiary is irrevocably named) during the Insured's lifetime by request In Writing to Hartford. If no such beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Policy Owner if living, or, otherwise, to the Policy Owner's estate.

                                   ASSIGNMENT

    A Policy may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of notice In Writing of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Policies.

                             SUPPLEMENTAL BENEFITS

    The following supplemental benefits may be included in a Policy, subject to the restrictions and limitations set forth therein.

                         DEDUCTION AMOUNT WAIVER RIDER

    Subject to certain age and underwriting restrictions, a Policy may include a Deduction Amount Waiver Rider. That rider provides for the waiver of the Monthly Deduction

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Amounts in the event of the Insured's total disability occurring prior to the Insured reaching Attained Age 65 and continuing for at least six months. The number of Monthly Deduction Amounts waived depends on the Insured's Attained Age when the disability began.

    If the Deduction Amount Waiver Rider is added to a Policy, the Monthly Deduction Amounts under such Policy will be increased to include the charges applicable to the rider.

                         ACCIDENTAL DEATH BENEFIT RIDER

    Subject to certain age and underwriting requirements, a Policy may include an Accidental Death Benefit Rider. That rider provides for an increase in the amount paid upon the death of the Insured if such death results from an accident.

    If the Accidental Death Benefit Rider is added to a Policy, Monthly Deduction Amounts under such Policy will be increased to include the charges applicable to the rider.

                       INCREASE IN COVERAGE OPTION RIDER

    Subject to certain age and underwriting requirements, a Policy may include an Increase in Coverage Option Rider. That rider gives the Policy Owner the guaranteed right to purchase a new flexible premium variable life insurance policy on the life of the Insured, without evidence of insurability, if certain conditions are met. These conditions include:

(a) the original Policy has been in force for five years,

(b) the Insured's Attained Age is less than 80, and

(c) the Account Value of the original Policy is sufficient to "pay up" the new policy under assumptions defined in the rider.

    The face amount of the new policy will be equal to the Face Amount, multiplied by a percentage which depends on the Insured's age, gender (except where unisex rates are used) and insurance class. The scheduled premium fee for the new policy is based on the Scheduled Premium for the original Policy.

                         MATURITY DATE EXTENSION RIDER

    Subject to certain Death Benefit and Premium restrictions (see "Federal Tax Considerations -- Income Taxation of Policy Benefits," page 36), a Policy may include a Maturity Date Extension Rider. Under that rider, We will extend the Maturity Date to the date of the Insured's death, regardless of the age of the Insured.

                        EXECUTIVE OFFICERS AND DIRECTORS

                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Ahn, Dong H., 37                  Vice President, 1998                   Vice President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Bossen, Wendell J., 64            Vice President, 1992**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; President (1992-Present),
                                                                           International Corporate Marketing Group, Inc.; Executive
                                                                           Vice President (1984-1992), Mutual Benefit.
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President and Controller (1995-1997), Hartford;
                                  Financial Officer &                      Director (1997-Present); Senior Vice President, Chief
                                  Treasurer, 1997                          Financial Officer & Treasurer (1997-Present); Vice
                                  Director, 1997                           President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President, Chief
                                                                           Financial Officer & Treasurer (1997-Present), Hartford
                                                                           Life, Inc.; Chief Financial Officer (1994-1995), IMG
                                                                           American Life; Senior Vice President (1992-1994),
                                                                           Connecticut Mutual Life Insurance Company.

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1989-1997); Director of Broker Dealer
                                                                           Sales-ILAD (1989-1992), Hartford; Senior Vice President
                                                                           (1997-Present) Vice President (1989-1997); Director of
                                                                           Broker Dealer Sales-ILAD (1989-1991), Hartford Life and
                                                                           Accident Insurance Company.
de Raismes, Ann M., 47            Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director of Human Resources,             (1992-1994); Hartford; Senior Vice President
                                  1991                                     (1997-Present); Director of Human Resources
                                                                           (1991-Present); Vice President (1994-1997); Assistant
                                                                           Vice President (1992-1994); Hartford Life and Accident
                                                                           Insurance Company; Vice President, Human Resources
                                                                           (1997-Present), Hartford Life, Inc.
Fitch, Timothy M., 45             Vice President, 1995                   Assistant Vice President (1992-1995), Hartford; Vice
                                  Actuary, 1994                            President (1995-Present); Actuary (1994-Present);
                                                                           Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company.
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Gardner, Bruce D., 47             Vice President, 1995                   Director (1994-1997); General Counsel & Corporate Secretary
                                                                           (1991-1995), Hartford; Vice President (1995-1997);
                                                                           Director (1995-1997); General Counsel & Corporate
                                                                           Secretary (1991-1995), Hartford Life and Accident
                                                                           Insurance Company.
Garrett, J. Richard, 53           Vice President, 1993                   Treasurer (1986-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1983-1997); Hartford Life and Accident
                                                                           Insurance Company; Treasurer (1977), The Hartford
                                                                           Financial Services Group.
Ginnetti, John P., 52             Executive Vice President               Senior Vice President - Individual Life and Annuity
                                  and Director, Asset                      Division (1988-1994), Hartford; Director (1988-Present);
                                  Management                               Director (1988-Present); Executive Vice President &
                                  Services, 1994                           Director, Asset Management Services (1994-Present);
                                  Director, 1988                           Senior Vice President - Individual Life and Annuity
                                                                           Division (1988-1994), Hartford Life and Accident
                                                                           Insurance Company; Executive Vice President, Asset
                                                                           Management, Hartford Life, Inc. (1997-Present).
Godfrey, William A., III, 41      Senior Vice President, 1997            Senior Vice President (1997-Present), Hartford; Senior Vice
                                                                           President (1997-Present), Harford Life and Accident
                                                                           Insurance Company; Vice President Information Technology
                                                                           (1997-Present), Hartford Life, Inc.

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Godkin, Lynda , 44                Senior Vice President, 1997            Associate General Counsel (1995-1996); Assistant General
                                  General Counsel, 1996                    Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                  Corporate Secretary, 1995                Hartford; Director (1997-Present); Senior Vice President
                                  Director, 1997*                          (1997-Present); General Counsel (1996-Present); Corporate
                                                                           Secretary (1995-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life and
                                                                           Accident Insurance Company; Vice President and General
                                                                           Counsel (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Vice President (1993-1998); Assistant Vice President
                                  Vice President, 1993                     (1987-1993), Hartford; Senior Vice President, 1998); Vice
                                                                           President (1993-1997); Assistant Vice President
                                                                           (1987-1993), Hartford Life and Accident Insurance
                                                                           Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1997-1998), Hartford Life and Accident Insurance
                                                                           Company.
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1994-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Vice President, (1995-1998); Regional Vice President
                                  Vice President, 1995                     (1991-1994), Hartford; Vice President (1994-1997),
                                                                           Hartford Life and Accident Insurance Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1995-Present), Hartford.
Maher, Steven M., 43              Vice President, 1992                   Assistant Vice President (1987-1992), Hartford; Vice
                                  Actuary, 1987                            President (1993-Present); Actuary (1987-Present);
                                                                           Assistant Vice President (1987-1993), Hartford Life and
                                                                           Accident Insurance Company.
Malchodi, William B., Jr., 50     Vice President, 1994                   Director of Taxes, Hartford (1991-1998); Director of Taxes
                                                                           (1992-1998), Hartford Life and Accident Insurance
                                                                           Company.
Marra, Raymond J., 37             Vice President, 1998                   Assistant Vice President (1997-Present), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1994-1997), Hartford Life and Accident Insurance
                                                                           Company.
Marra, Thomas M., 39              Executive Vice President, 1995         Senior Vice President (1994-1995); Vice President
                                  Director, Individual Life and            (1989-1994); Actuary (1987-1995), Hartford; Director
                                  Annuity Division, 1994                   (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Senior Vice President (1994-1995); Director, Individual
                                                                           Life and Annuity Division (1994-Present); Actuary
                                                                           (1987-1997), Hartford Life and Accident Insurance
                                                                           Company; Executive Vice President, Individual Life and
                                                                           Annuities (1997-Present), Hartford Life, Inc.

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Nolan, Robert F., Jr., 43         Senior Vice President, 1997            Vice President (1995-1997); Assistant Vice President
                                                                           (1992-1995), Hartford; Vice President (1995-1997);
                                                                           Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President, Corporate
                                                                           Relations (1997-Present), Hartford Life, Inc.; Manager,
                                                                           Public Relations (1986), Aetna Life and Casualty
                                                                           Insurance Company.
Noto, Joseph J., 46               Vice President, 1989                   Executive Vice President & Chief Operating Officer
                                                                           (1997-Present); Director (1994-Present); President
                                                                           (1994-1997), American Maturity Life Insurance Company;
                                                                           Vice President (1989-1997), Hartford Life and Accident
                                                                           Insurance Company.
O'Halloran, C. Michael, 51        Vice President, 1994                   Senior Associate General Counsel (1988-1997), Hartford;
                                                                           Vice President (1994-Present); Senior Associate General
                                                                           Counsel (1988-1997), Hartford Life and Accident Insurance
                                                                           Company; Corporate Secretary (1997-Present), Hartford
                                                                           Life, Inc.; Vice President (1994-Present); Senior
                                                                           Associate General Counsel (1988-Present); Director of
                                                                           Corporate Law (1994-Present), The Hartford Financial
                                                                           Services Group.
O'Rourke, Lawrence M., 44         Vice President, 1998                   Vice President, (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Daniel E. O'Sullivan, 43          Vice President, 1998                   Vice President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1990-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                                           Life and Accident Insurance Company; Vice President and
                                                                           Chief Actuary (1997-Present), Hartford Life, Inc.
Robinson, Mary P., 38             Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Assistant
                                                                           Vice President (1995-1998), Hartford Life and Accident
                                                                           Insurance Company.
Salama, Donald A., 50             Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company.
Schiltz, Timothy P., 37           Vice President, 1997                   Assistant Vice President (1994-1997), Hartford; Vice
                                                                           President (1997-Present); Assistant Vice President
                                                                           (1994-1997), Hartford Life and Accident Insurance
                                                                           Company; Consulting Actuary (1992-1993), Milliman &
                                                                           Robertson, Inc.; Consulting Actuary (1988-1992) Chalke
                                                                           Incorporated.
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                                  Director, 1981*                          Officer (1997-Present); Chief Operating Officer
                                                                           (1989-1997), Hartford Life and Accident Insurance
                                                                           Company; Chief Executive Officer and President and
                                                                           Director (1997-Present), Hartford Life, Inc.
Stevenson, Keith A., 44           Vice President, 1998

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                         POSITION WITH HARTFORD,              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                      FOR PAST FIVE YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Sweeney, Edward A., 51            Vice President, 1993                   Chicago Regional Manager (1985-1993), Hartford; Vice
                                                                           President (1993-Present), Hartford Life and Accident
                                                                           Insurance Company.
Tilbor, Judith V., 46             Vice President, 1998                   Assistant Vice President (1994-1998), Hartford; Vice
                                                                           President (1998-Present), Assistant Vice President
                                                                           (1994-1998), Hartford Life and Accident Insurance
                                                                           Company.
Welnicki, Raymond P., 49          Senior Vice President &                Vice President (1993-1994), Hartford; Director
                                  Director, Employee Benefit               (1994-Present); Senior Vice President (1995-Present);
                                  Division, 1994                           Director, Employee Benefit Division (1997-Present); Vice
                                  Director, 1994*                          President (1993-1995), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President, Employee
                                                                           Benefits (1997-Present), Hartford Life, Inc.; Board of
                                                                           Directors, Ethix Corp.
Welsh, Walter C., 51              Senior Vice President, 1997            Vice President (1995-1997); Assistant Vice President
                                                                           (1992-1995), Hartford; Senior Vice President
                                                                           (1997-Present); Vice President (1995-1997); Assistant
                                                                           Vice President (1992-1995), Hartford Life and Accident
                                                                           Insurance Company; Vice President, Government Affairs
                                                                           (1997-Present), Hartford Life, Inc.
Zlatkus, Lizabeth H., 39          Senior Vice President, 1997            Vice President (1994-1997); Assistant Vice President
                                  Director, 1994*                          (1992-1994), Hartford; Director (1994-Present); Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1994),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President, Group Life and Disability (1997-Present),
                                                                           Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Vice President (1997), Hartford; Director (1998-Present)
                                  Director, Risk Management                Senior Vice President (1997-Present), Hartford Life and
                                  Strategy, 1996                           Accident Insurance Company; Vice President, Investment
                                  Director, 1998*                          Strategy (1997-Present), Hartford Life, Inc.; Vice
                                                                           President, Investment Strategy & Policy, Aetna Life and
                                                                           Casualty.
---------
 * Denotes year of election to Board of Directors of Hartford.
** Affiliated company of The Hartford Financial Services Group, Inc.

    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------

                          DISTRIBUTION OF THE POLICIES

    Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), 200 Hopmeadow Street, Simsbury, Connecticut 06089, or certain other registered broker-dealers. HESCO is the principal underwriter for the Policies. Any sales representative or employee of Hartford selling the Policies will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each broker-dealer selling the Policies is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

    During the first Policy Year, the maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers will be 45% of the premiums paid up to a target premium and 5% of any excess. In Policy Years 2 through 10, sales commissions will not exceed 5.5% of premiums paid. For Policy Years 11 and later, sales commissions will not exceed 2% of the premiums paid. In addition, expense allowances may be paid. A sales representative may be required to return all or a portion of the commissions paid if a Policy sold by such sales representative terminates prior to such Policy's second Policy Anniversary.

    Broker-dealers or financial institutions are compensated according to a schedule set forth by HESCO and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by Policy Owners. This compensation is usually paid from the sales charges described in this Prospectus.

    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HESCO, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for broker-dealers or financial institutions, will be made by HESCO, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the Policy Owners to purchase, hold or surrender variable insurance products.

                          SAFEKEEPING OF THE SEPARATE
                                ACCOUNT'S ASSETS

    The assets of the Separate Account are held by Hartford and are kept physically segregated and held separate and apart from the General Account. Hartford maintains records of all purchases and redemptions of shares of the Funds. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond in the aggregate amount of $50 million issued by Aetna Casualty and Surety Company and covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL

    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE POLICY OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A POLICY DESCRIBED HEREIN.

    It should be understood that any detailed description of the federal income tax consequences regarding the purchase of these Policies cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of federal tax considerations is based upon Hartford's understanding of existing federal income tax laws as they are currently interpreted.

                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT

    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units as a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy. (See "Detailed Description of Policy Benefits and Provisions -- Accumulation Unit Values, on page 12).

    Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

taxes will be incurred, it may assess a charge for such taxes against the Separate Account.

                       INCOME TAXATION OF POLICY BENEFITS

    For federal income tax purposes, the Policies should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is generally excluded from the gross income of the Beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the policy value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.

    Hartford also believes that any loan received under a Policy will be treated as Indebtedness of the Policy Owner, and that no part of any loan under a Policy will constitute income to the Policy Owner. A surrender or assignment of the Policy may have tax consequences depending upon the circumstances. Policy Owners should consult a qualified tax adviser concerning the effect of such changes.

    During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.

    The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the death of the insured. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS

    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules described in Section 7702A(c). A modified endowment contract ("MEC") is a life insurance policy that either: (i) satisfies the Section 7702 definition of life insurance, but fails the seven-pay test of
Section 7702A or (ii) is exchanged for a MEC.

    If the Policy satisfies the seven-pay test at issuance, distributions and loans made thereafter will not be subject to the MEC rules, unless the Policy is changed materially. The seven-pay test will be applied anew at any time the Policy undergoes a material change, which includes an increase in the Face Amount. In addition, if there is a reduction in benefits under the Policy within the first seven years, the seven-pay test is applied as if the Policy had initially been issued at the reduced benefit level. Any reduction in benefits attributable to the nonpayment of premiums will not be taken into account for purposes of the seven-pay test if the benefits are reinstated within 90 days after the reduction.

    A policy that is classified as a MEC is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, if the policy is classified as a MEC then withdrawals from the policy will be considered first as withdrawals of income and then as a recovery of premium payments. Thus, withdrawals will be includable in income to the extent the contract value exceeds the investment in the contract. The amount of any loan (including unpaid interest thereon) under the policy will be treated as a withdrawal from the contract for tax purposes. In addition, if the Policy Owner assigns or pledges any portion of the value of a contract (or agrees to assign or pledge any portion), then such portion will be treated as a withdrawal from the contract for tax purposes. Taxable withdrawals are subject to an additional 10% tax, with certain exceptions. The Policy Owner's investment in the policy is increased by the amount includable in income with respect to such assignment, pledge, or loan, though it is not affected by any other aspect of the assignment, pledge, or loan (including its release or repayment).

    Generally, only distributions and loans made in the first year in which a policy becomes a MEC, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    Before assigning, pledging, or requesting a loan under a contract that is a MEC, a Policy Owner should consult a qualified tax adviser.

    All MEC policies that are issued within any calendar year to the same policy owner by one company or its affiliates are treated as one MEC policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Policy may become classified as a MEC after issue.

                      ESTATE AND GENERATION SKIPPING TAXES

    When the Insured dies, the Death Proceeds will generally be includable in the Policy Owner's estate for purposes

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------

of federal estate tax if the Insured owned the Policy. If the Policy Owner was not the Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the Insured's estate if the Insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

    The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $625,000 (for
1998) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next eight years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse.

    If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance contract (other than a pension plan policy) will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified in accordance with regulations prescribed by the Treasury Department. If a Policy is not treated as a life insurance contract, the Policy Owner will be subject to income tax on the annual increases in cash value.

    The Treasury Department has issued diversification regulations which generally require, among other things, that no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer.

    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or the Policy Owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    Hartford monitors the diversification of investments in the separate accounts and tests for diversification as required by the Code. Hartford intends to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

                           OWNERSHIP OF THE ASSETS IN
                              THE SEPARATE ACCOUNT

    In order for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the variable contract must be considered to be owned by the insurance company and not by the variable contract owner. The Internal Revenue Service ("IRS") has issued several rulings which discuss investor control. The IRS has ruled that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

    Further, in the explanation to the temporary Section 817 diversification regulations, the Treasury Department noted that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract." The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this Prospectus, no other such guidance has been issued. Further, Hartford does not know if or in what form such guidance will be issued. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect. Due to the lack of specific guidance regarding the issue of investor control, there is necessarily some uncertainty regarding whether a Policy Owner could be considered the owner of the assets

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

for tax purposes. Hartford reserves the right to modify the Policies, as necessary, to prevent Policy Owners from being considered the owners of the assets in the separate accounts.

                      LIFE INSURANCE PURCHASED FOR USE IN
                           SPLIT DOLLAR ARRANGEMENTS

    On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.

                      NON-INDIVIDUAL OWNERSHIP OF POLICIES

    In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.

                                     OTHER

    Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A qualified tax adviser should be consulted to determine the impact of these taxes.

                    LIFE INSURANCE PURCHASES BY NONRESIDENT
                        ALIENS AND FOREIGN CORPORATIONS

    The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.

                               LEGAL PROCEEDINGS

    There are no pending material legal proceedings to which the Separate Account is a party.

                                    EXPERTS

    The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                             REGISTRATION STATEMENT

    A registration statement with respect to the Separate Account and the Policies has been filed with the SEC under the Securities Act of 1933 as amended. This Prospectus does not contain all information set forth in such registration statement, and in its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, and the Policies.

                                 LEGAL MATTERS

    Legal matters in connection with the issue and sale of the flexible premium variable life insurance polices described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, General Counsel of Hartford.

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------

                                   APPENDIX A
                ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
                           AND CASH SURRENDER VALUES

    The following tables illustrate how the Death Benefits, Account Values and Cash Surrender Values of a Policy may change with the investment experience of the Separate Account. The illustrations show how the Death Benefit, Account Value and Cash Surrender Value of a Policy issued to an Insured of a given age would vary over time if the investment return on the assets held in each Fund was a uniform, gross annual rate of 0%, 6% and 12%. The Death Benefit, Account Value and Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual Policy Years. The illustrations assume that no Policy loans or partial withdrawals have been made. The illustrations are also based on the assumption that the Policy Owner has not requested an increase or a decrease in the Face Amount and that no transfers among the Funds have been made in any Policy Year.

    The tables on pages 40 to 57 illustrate a Policy issued to a Male Insured, Age 45 in the Preferred Premium Class with an Initial Face Amount of $250,000 and a Scheduled Premium that is paid at the beginning of each Policy Year. The Death Benefits, Account Values and Cash Surrender Values would be lower if the Insured was a smoker or in a special class since the cost of insurance charges would increase.

    The illustrations reflect the fact that the net return on the assets held in the Sub-Accounts is lower than the gross after-tax return of the Funds. This is because the illustrations assume an investment management fee and other estimated Fund expenses totaling 0.70%. The 0.70% figure is based on an average of the current management fees and expenses of the 36 available Funds, taking into account any applicable expense caps or reimbursement arrangements. Actual fees and expenses of the Funds associated with a Policy may be more or less than 0.70%, will vary from year to year, and will depend on how the Account Value is allocated.

    As the headings indicate, the illustrations reflect the deductions of current contractual charges and guaranteed contractual charges for a single gross interest rate. Those charges include the monthly mortality and expense risk charge, the monthly administrative charge, and the monthly mortality charge. All illustrations assume a charge of 2.00% for taxes attributable to premiums and reflect the fact that no charges against the Separate Account are currently made for federal, state or local taxes attributable to the Policies.

    Each illustration also shows the amount to which premiums would accumulate if an amount equal to such premiums was invested to earn interest, after taxes, at a rate of 5%, compounded annually.

    Upon request, Hartford will furnish a comparable illustration based on a proposed Policy's specific circumstances.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           1,232          --***      250,000        1,232          --***      250,000
      2             8,610           4,074         163***      250,000        4,074         163***      250,000
      3            13,241           6,764       3,342         250,000        6,764       3,342         250,000
      4            18,103           9,345       6,411         250,000        9,345       6,411         250,000
      5            23,208          11,843       9,398         250,000       11,843       9,398         250,000
      6            28,568          14,274      12,318         250,000       14,274      12,318         250,000
      7            34,196          16,645      15,178         250,000       16,645      15,178         250,000
      8            40,106          18,971      17,994         250,000       18,971      17,994         250,000
      9            46,312          21,246      20,757         250,000       21,246      20,757         250,000
     10            52,827          23,456      23,456         250,000       23,456      23,456         250,000
     11            59,669          25,850      25,850         250,000       24,932      24,932         250,000
     12            66,852          28,102      28,102         250,000       26,215      26,215         250,000
     13            74,395          30,190      30,190         250,000       27,297      27,297         250,000
     14            82,314          32,117      32,117         250,000       28,157      28,157         250,000
     15            90,630          33,884      33,884         250,000       28,773      28,773         250,000
     16            99,361          35,385      35,385         250,000       29,115      29,115         250,000
     17           108,530          36,726      36,726         250,000       29,156      29,156         250,000
     18           118,156          37,906      37,906         250,000       28,850      28,850         250,000
     19           128,264          38,913      38,913         250,000       28,147      28,147         250,000
     20           138,877          39,747      39,740         250,000       26,999      26,999         250,000
     25           200,454          39,821      39,821         250,000       12,667      12,667         250,000
     30           279,043          30,239      30,239         250,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,032 IN POLICY YEAR 1 AND $4,753 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           1,325          --***      250,000        1,325          --***      250,000
      2             8,610           4,435         523***      250,000        4,435         523***      250,000
      3            13,241           7,570       4,148         250,000        7,570       4,148         250,000
      4            18,103          10,778       7,845         250,000       10,778       7,845         250,000
      5            23,208          14,087      11,643         250,000       14,087      11,643         250,000
      6            28,568          17,519      15,563         250,000       17,519      15,563         250,000
      7            34,196          21,085      19,618         250,000       21,085      19,618         250,000
      8            40,106          24,808      23,830         250,000       24,808      23,830         250,000
      9            46,312          28,688      28,200         250,000       28,688      28,200         250,000
     10            52,827          32,722      32,722         250,000       32,722      32,722         250,000
     11            59,669          37,186      37,186         250,000       36,279      36,279         250,000
     12            66,852          41,760      41,760         250,000       39,852      39,852         250,000
     13            74,395          46,430      46,430         250,000       43,436      43,436         250,000
     14            82,314          51,207      51,207         250,000       47,017      47,017         250,000
     15            90,630          56,101      56,101         250,000       50,580      50,580         250,000
     16            99,361          61,026      61,026         250,000       54,103      54,103         250,000
     17           108,530          66,085      66,085         250,000       57,565      57,565         250,000
     18           118,156          71,290      71,290         250,000       60,934      60,934         250,000
     19           128,264          76,646      76,646         250,000       64,173      64,173         250,000
     20           138,877          82,162      82,162         250,000       67,247      67,247         250,000
     25           200,454         111,781     111,781         250,000       78,904      78,904         250,000
     30           279,043         145,617     145,617         250,000       77,492      77,492         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,125 IN POLICY YEAR 1 AND $5,113 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           1,418          --***      250,000        1,418          --***      250,000
      2             8,610           4,807         895***      250,000        4,807         895***      250,000
      3            13,241           8,434       5,011         250,000        8,434       5,011         250,000
      4            18,103          12,372       9,438         250,000       12,372       9,438         250,000
      5            23,208          16,681      14,237         250,000       16,681      14,237         250,000
      6            28,568          21,420      19,464         250,000       21,420      19,464         250,000
      7            34,196          26,642      25,176         250,000       26,642      25,176         250,000
      8            40,106          32,417      31,440         250,000       32,417      31,440         250,000
      9            46,312          38,799      38,310         250,000       38,799      38,310         250,000
     10            52,827          45,843      45,843         250,000       45,843      45,843         250,000
     11            59,669          53,915      53,915         250,000       53,042      53,042         250,000
     12            66,852          62,773      62,773         250,000       60,901      60,901         250,000
     13            74,395          72,491      72,491         250,000       69,502      69,502         250,000
     14            82,314          83,181      83,181         250,000       78,929      78,929         250,000
     15            90,630          94,965      94,965         250,000       89,281      89,281         250,000
     16            99,361         107,905     107,905         250,000      100,668     100,668         250,000
     17           108,530         122,236     122,236         250,000      113,227     113,227         250,000
     18           118,156         138,131     138,131         255,811      127,109     127,109         250,000
     19           128,264         155,618     155,618         280,732      142,486     142,486         257,043
     20           138,877         174,773     174,773         307,313      159,244     159,244         280,009
     25           200,454         300,798     300,798         469,696      265,815     265,815         415,070
     30           279,043         495,973     495,973         698,903      420,068     420,068         591,940

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,218 IN POLICY YEAR 1 AND $5,485 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,466          --***      251,466        1,466          --***      251,466
      2             9,686           4,727         327***      254,727        4,727         327***      254,727
      3            14,896           7,820       3,970         257,820        7,820       3,970         257,820
      4            20,365          10,789       7,489         260,789       10,789       7,489         260,789
      5            26,109          13,660      10,910         263,660       13,660      10,910         263,660
      6            32,139          16,450      14,250         266,450       16,450      14,250         266,450
      7            38,471          19,164      17,514         269,164       19,164      17,514         269,164
      8            45,120          21,820      20,720         271,820       21,820      20,720         271,820
      9            52,101          24,409      23,859         274,409       24,409      23,859         274,409
     10            59,431          26,916      26,916         276,916       26,916      26,916         276,916
     11            67,127          29,621      29,621         279,621       28,603      28,603         278,603
     12            75,208          32,154      32,154         282,154       30,059      30,059         280,059
     13            83,694          34,487      34,487         284,487       31,276      31,276         281,276
     14            92,604          36,623      36,623         286,623       32,229      32,229         282,229
     15           101,959          38,562      38,562         288,562       32,897      32,897         282,897
     16           111,782          40,177      40,177         290,177       33,245      33,245         283,245
     17           122,096          41,593      41,593         291,593       33,246      33,246         283,246
     18           132,926          42,806      42,806         292,806       32,854      32,854         282,854
     19           144,297          43,803      43,803         293,803       32,020      32,020         282,020
     20           156,237          44,576      44,576         294,576       30,699      30,699         280,699
     25           225,511          43,527      43,527         293,527       15,404      15,404         265,404
     30           313,924          31,575      31,575         281,575           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,366 IN POLICY YEAR 1 AND $4,772 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,574          --***      251,574        1,574          --***      251,574
      2             9,686           5,141         741***      255,141        5,141         741***      255,141
      3            14,896           8,746       4,896         258,746        8,746       4,896         258,746
      4            20,365          12,432       9,132         262,432       12,432       9,132         262,432
      5            26,109          16,230      13,480         266,230       16,230      13,480         266,230
      6            32,139          20,158      17,958         270,158       20,158      17,958         270,158
      7            38,471          24,231      22,581         274,231       24,231      22,581         274,231
      8            45,120          28,468      27,368         278,468       28,468      27,368         278,468
      9            52,101          32,870      32,320         282,870       32,870      32,320         282,870
     10            59,431          37,428      37,428         287,428       37,428      37,428         287,428
     11            67,127          42,446      42,446         292,446       41,395      41,395         291,395
     12            75,208          47,558      47,558         297,558       45,332      45,332         295,332
     13            83,694          52,735      52,735         302,735       49,225      49,225         299,225
     14            92,604          57,982      57,982         307,982       53,045      53,045         303,045
     15           101,959          63,299      63,299         313,299       56,760      56,760         306,760
     16           111,782          68,557      68,557         318,557       60,328      60,328         310,328
     17           122,096          73,875      73,875         323,875       63,709      63,709         313,709
     18           132,926          79,251      79,251         329,251       66,842      66,842         316,842
     19           144,297          84,672      84,672         334,672       69,660      69,660         319,660
     20           156,237          90,127      90,127         340,127       72,095      72,095         322,095
     25           225,511         116,169     116,169         366,169       76,129      76,129         326,129
     30           313,924         136,250     136,250         386,250       55,925      55,925         305,925

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,474 IN POLICY YEAR 1 AND $5,186 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,681          --***      251,681        1,681          --***      251,681
      2             9,686           5,569       1,169***      255,569        5,569       1,169***      255,569
      3            14,896           9,736       5,886         259,736        9,736       5,886         259,736
      4            20,365          14,258      10,958         264,258       14,258      10,958         264,258
      5            26,109          19,198      16,448         269,198       19,198      16,448         269,198
      6            32,139          24,615      22,415         274,615       24,615      22,415         274,615
      7            38,471          30,567      28,917         280,567       30,567      28,917         280,567
      8            45,120          37,127      36,027         287,127       37,127      36,027         287,127
      9            52,101          44,349      43,799         294,349       44,349      43,799         294,349
     10            59,431          52,288      52,288         302,288       52,288      52,288         302,288
     11            67,127          61,337      61,337         311,337       60,253      60,253         310,253
     12            75,208          71,202      71,202         321,202       68,843      68,843         318,843
     13            83,694          81,939      81,939         331,939       78,112      78,112         328,112
     14            92,604          93,639      93,639         343,639       88,103      88,103         338,103
     15           101,959         106,404     106,404         356,404       98,865      98,865         348,865
     16           111,782         120,208     120,208         370,208      110,442     110,442         360,442
     17           122,096         135,290     135,290         385,290      122,884     122,884         372,884
     18           132,926         151,779     151,779         401,779      136,232     136,232         386,232
     19           144,297         169,809     169,809         419,809      150,523     150,523         400,523
     20           156,237         189,531     189,531         439,531      165,803     165,803         415,803
     25           225,511         318,535     318,535         568,535      259,241     259,241         509,241
     30           313,924         517,815     517,815         767,815      385,156     385,156         635,156

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,581 IN POLICY YEAR 1 AND $5,614 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,463          --***      254,500        1,463          --***      254,500
      2             9,686           4,715         315***      259,000        4,715         315***      259,000
      3            14,896           7,796       3,946         263,500        7,796       3,946         263,500
      4            20,365          10,747       7,747         268,000       10,747       7,747         268,000
      5            26,109          13,593      10,843         272,500       13,593      10,843         272,500
      6            32,139          16,352      14,152         277,000       16,352      14,152         277,000
      7            38,471          19,028      17,378         281,500       19,028      17,378         281,500
      8            45,120          21,638      20,538         286,000       21,638      20,538         286,000
      9            52,101          24,174      23,624         290,500       24,174      23,624         290,500
     10            59,431          26,618      26,618         295,000       26,618      26,618         295,000
     11            67,127          29,244      29,244         299,500       28,146      28,146         299,500
     12            75,208          31,679      31,679         304,000       29,401      29,401         304,000
     13            83,694          33,890      33,890         308,500       30,366      30,366         308,500
     14            92,604          35,874      35,874         313,000       31,005      31,005         313,000
     15           101,959          37,628      37,628         317,500       31,281      31,281         317,500
     16           111,782          39,003      39,003         322,000       31,142      31,142         322,000
     17           122,096          40,131      40,131         326,500       30,539      30,539         326,500
     18           132,926          41,001      41,001         331,000       29,396      29,396         331,000
     19           144,297          41,591      41,591         335,500       27,627      27,627         335,500
     20           156,237          41,881      41,881         340,000       25,142      25,142         340,000
     25           225,511          36,450      36,450         362,500           --          --              --
     30           313,924          13,394      13,394         385,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,363 IN POLICY YEAR 1 AND $5,599 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM
      THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,570          --***      254,500        1,570          --***      254,500
      2             9,686           5,130         730***      259,000        5,130         730***      259,000
      3            14,896           8,722       4,872         263,500        8,722       4,872         263,500
      4            20,365          12,392       9,092         268,000       12,392       9,092         268,000
      5            26,109          16,168      13,418         272,500       16,168      13,418         272,500
      6            32,139          20,071      17,871         277,000       20,071      17,871         277,000
      7            38,471          24,114      22,464         281,500       24,114      22,464         281,500
      8            45,120          28,318      27,218         286,000       28,318      27,218         286,000
      9            52,101          32,683      32,133         290,500       32,683      32,133         290,500
     10            59,431          37,200      37,200         295,000       37,200      37,200         295,000
     11            67,127          42,174      42,174         299,500       41,088      41,088         299,500
     12            75,208          47,237      47,237         304,000       44,928      44,928         304,000
     13            83,694          52,362      52,362         308,500       48,705      48,705         308,500
     14            92,604          57,554      57,554         313,000       52,385      52,385         313,000
     15           101,959          62,814      62,814         317,500       55,931      55,931         317,500
     16           111,782          68,012      68,012         322,000       59,295      59,295         322,000
     17           122,096          73,270      73,270         326,500       62,425      62,425         326,500
     18           132,926          78,589      78,589         331,000       65,249      65,249         331,000
     19           144,297          83,956      83,956         335,500       67,681      67,681         335,500
     20           156,237          89,364      89,364         340,000       69,631      69,631         340,000
     25           225,511         115,313     115,313         362,500       68,317      68,317         362,500
     30           313,924         135,477     135,477         385,000       27,928      27,928         385,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,470 IN POLICY YEAR 1 AND $6,014 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE FROM
      THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                           GUARANTEE PERIOD: 10 YEARS
                              $250,000 FACE AMOUNT
                          ISSUE AGE 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           1,678          --***      254,500        1,678          --***      254,500
      2             9,686           5,558       1,158***      259,000        5,558       1,158***      259,000
      3            14,896           9,714       5,864         263,500        9,714       5,864         263,500
      4            20,365          14,221      10,921         268,000       14,221      10,921         268,000
      5            26,109          19,144      16,394         272,500       19,144      16,394         272,500
      6            32,139          24,545      22,345         277,000       24,545      22,345         277,000
      7            38,471          30,481      28,831         281,500       30,481      28,831         281,500
      8            45,120          37,030      35,930         286,000       37,030      35,930         286,000
      9            52,101          44,249      43,699         290,500       44,249      43,699         290,500
     10            59,431          52,198      52,198         295,000       52,198      52,198         295,000
     11            67,127          61,278      61,278         299,500       60,228      60,228         299,500
     12            75,208          71,209      71,209         304,000       68,935      68,935         304,000
     13            83,694          82,063      82,063         308,500       78,392      78,392         308,500
     14            92,604          93,951      93,951         313,000       88,672      88,672         313,000
     15           101,959         107,000     107,000         317,500       99,857      99,857         317,500
     16           111,782         121,241     121,241         322,000      112,039     112,039         322,000
     17           122,096         136,936     136,936         326,500      125,332     125,332         326,500
     18           132,926         154,265     154,265         331,000      139,852     139,852         331,000
     19           144,297         173,430     173,430         335,500      155,745     155,745         335,500
     20           156,237         194,664     194,664         348,109      173,190     173,190         340,000
     25           225,511         335,380     335,380         531,980      288,881     288,881         460,073
     30           313,924         553,319     553,319         791,523      457,524     457,524         656,912

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK RATES.
 ***  IF YOU SURRENDER YOUR POLICY DURING THE FIRST 2 POLICY YEARS, YOU WILL
      RECEIVE A REFUND IN ADDITION TO THE CASH VALUES SHOWN. THE REFUND PLUS THE
      CASH VALUE WOULD BE $2,578 IN POLICY YEAR 1 AND $6,441 IN POLICY YEAR 2.
      THESE VALUES REFLECT FRONT-END SALES LOADS OF 50% IN POLICY YEAR 1, 11% IN
      POLICY YEARS 2 THROUGH 10 AND 3% THEREAFTER. THE SURRENDER CHARGE EFFECTIVE
      IN ANY POLICY YEAR CAN BE DETERMINED BY SUBTRACTING THE CASH SURRENDER VALUE
      FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND THE ACCOUNT VALUES AND CASH SURRENDER VALUES
      WILL, DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           3,151       2,751         250,000        3,151       2,751         250,000
      2             8,610           6,310       5,955         250,000        5,882       5,526         250,000
      3            13,241           9,282       8,971         250,000        8,494       8,183         250,000
      4            18,103          12,112      11,846         250,000       10,986      10,719         250,000
      5            23,208          14,831      14,609         250,000       13,352      13,130         250,000
      6            28,568          17,457      17,280         250,000       15,583      15,405         250,000
      7            34,196          20,000      19,867         250,000       17,671      17,538         250,000
      8            40,106          22,475      22,386         250,000       19,605      19,516         250,000
      9            46,312          24,875      24,831         250,000       21,371      21,327         250,000
     10            52,827          27,190      27,190         250,000       22,957      22,957         250,000
     11            59,669          29,346      29,346         250,000       24,350      24,350         250,000
     12            66,852          31,337      31,337         250,000       25,539      25,539         250,000
     13            74,395          33,140      33,140         250,000       26,518      26,518         250,000
     14            82,314          34,761      34,761         250,000       27,268      27,268         250,000
     15            90,630          36,200      36,200         250,000       27,768      27,768         250,000
     16            99,361          37,345      37,345         250,000       27,990      27,990         250,000
     17           108,530          38,313      38,313         250,000       27,908      27,908         250,000
     18           118,156          39,100      39,100         250,000       27,479      27,479         250,000
     19           128,264          39,698      39,698         250,000       26,656      26,656         250,000
     20           138,877          40,098      40,098         250,000       25,392      25,392         250,000
     25           200,454          40,788      40,788         250,000       11,227      11,227         250,000
     30           279,043          31,885      31,885         250,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           3,361       2,961         250,000        3,361       2,961         250,000
      2             8,610           6,928       6,572         250,000        6,486       6,130         250,000
      3            13,241          10,507      10,196         250,000        9,669       9,358         250,000
      4            18,103          14,144      13,877         250,000       12,909      12,643         250,000
      5            23,208          17,869      17,647         250,000       16,203      15,980         250,000
      6            28,568          21,706      21,528         250,000       19,539      19,362         250,000
      7            34,196          25,664      25,531         250,000       22,913      22,780         250,000
      8            40,106          29,766      29,677         250,000       26,312      26,224         250,000
      9            46,312          34,008      33,964         250,000       29,726      29,681         250,000
     10            52,827          38,387      38,387         250,000       33,140      33,140         250,000
     11            59,669          42,835      42,835         250,000       36,543      36,543         250,000
     12            66,852          47,351      47,351         250,000       39,926      39,926         250,000
     13            74,395          51,916      51,916         250,000       43,282      43,282         250,000
     14            82,314          56,539      56,539         250,000       46,594      46,594         250,000
     15            90,630          61,226      61,226         250,000       49,844      49,844         250,000
     16            99,361          65,881      65,881         250,000       53,008      53,008         250,000
     17           108,530          70,614      70,614         250,000       56,062      56,062         250,000
     18           118,156          75,428      75,428         250,000       58,971      58,971         250,000
     19           128,264          80,327      80,327         250,000       61,692      61,692         250,000
     20           138,877          85,315      85,315         250,000       64,188      64,188         250,000
     25           200,454         116,776     116,776         250,000       73,949      73,949         250,000
     30           279,043         153,444     153,444         250,000       69,025      69,025         250,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               51
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                          DEATH BENEFIT OPTION: LEVEL
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,000 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,200           3,571       3,171         250,000        3,571       3,171         250,000
      2             8,610           7,571       7,215         250,000        7,116       6,760         250,000
      3            13,241          11,834      11,523         250,000       10,945      10,634         250,000
      4            18,103          16,434      16,167         250,000       15,085      14,818         250,000
      5            23,208          21,434      21,212         250,000       19,560      19,338         250,000
      6            28,568          26,894      26,716         250,000       24,395      24,217         250,000
      7            34,196          32,870      32,736         250,000       29,619      29,486         250,000
      8            40,106          39,427      39,339         250,000       35,262      35,173         250,000
      9            46,312          46,621      46,577         250,000       41,358      41,313         250,000
     10            52,827          54,505      54,505         250,000       47,944      47,944         250,000
     11            59,669          63,082      63,082         250,000       55,066      55,066         250,000
     12            66,852          72,426      72,426         250,000       62,779      62,799         250,000
     13            74,395          82,603      82,603         250,000       71,152      71,152         250,000
     14            82,314          93,717      93,717         250,000       80,251      80,251         250,000
     15            90,630         105,877     105,877         250,000       90,156      90,156         250,000
     16            99,361         119,136     119,136         250,000      100,957     100,957         250,000
     17           108,530         133,714     133,714         254,356      112,762     112,762         250,000
     18           118,156         149,615     149,615         277,077      125,694     125,694         250,000
     19           128,264         166,878     166,878         301,046      139,896     139,896         252,371
     20           138,877         185,619     185,619         326,385      155,302     155,302         273,077
     25           200,454         318,737     318,737         497,708      256,840     256,840         401,056
     30           279,043         524,886     524,886         739,645      401,491     401,491         565,763

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

52                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           3,625       3,175         253,625        3,625       3,175         253,625
      2             9,686           7,241      6,8412          57,241        6,802       6,402         256,802
      3            14,896          10,647      10,297         260,647        9,838       9,488         259,838
      4            20,365          13,890      13,590         263,890       12,731      12,431         262,731
      5            26,109          17,001      16,751         267,001       15,475      15,225         265,475
      6            32,139          19,999      19,799         269,999       18,057      17,857         268,057
      7            38,471          22,893      22,743         272,893       20,470      20,320         270,470
      8            45,120          25,701      25,601         275,701       22,700      22,600         272,700
      9            52,101          28,414      28,364         278,414       24,731      24,681         274,731
     10            59,431          31,020      31,020         281,020       26,548      26,548         276,548
     11            67,127          33,435      33,435         283,435       28,136      18,136         278,136
     12            75,208          35,652      35,652         285,652       29,484      29,484         279,484
     13            83,694          37,641      37,641         287,641       30,585      30,585         280,585
     14            92,604          39,408      39,408         289,408       31,415      31,415         281,415
     15           101,959          40,951      40,951         290,951       31,956      31,956         281,956
     16           111,782          42,138      42,138         292,138       32,176      32,176         282,176
     17           122,096          43,108      43,108         293,108       32,050      32,050         282,050
     18           132,926          43,855      43,855         293,855       31,535      31,535         281,535
     19           144,297          44,370      44,370         294,370       30,585      30,585         280,585
     20           156,237          44,645      44,645         294,645       29,159      29,159         279,159
     25           225,511          44,242      44,242         294,242       14,241      14,241         264,241
     30           313,924          32,894      32,894         282,894           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               53
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           3,864       3,414         253,864        3,864       3,414         253,864
      2             9,686           7,943       7,543         257,943        7,491       7,091         257,491
      3            14,896          12,041      11,691         262,041       11,180      10,830         261,180
      4            20,365          16,201      15,901         266,201       14,928      14,628         264,928
      5            26,109          20,454      20,204         270,454       18,727      18,477         268,727
      6            32,139          24,820      24,620         274,820       22,565      22,365         272,565
      7            38,471          29,310      29,160         279,310       26,431      26,281         276,431
      8            45,120          33,946      33,846         283,946       30,307      30,207         280,307
      9            52,101          38,722      38,672         288,722       34,175      34,125         284,175
     10            59,431          43,629      43,629         293,629       38,014      38,014         288,014
     11            67,127          48,584      48,584         298,584       41,804      41,804         291,804
     12            75,208          53,575      53,575         303,575       45,525      45,525         295,525
     13            83,694          58,571      58,571         308,571       49,161      49,161         299,161
     14            92,604          63,571      63,571         313,571       52,683      52,683         302,683
     15           101,959          68,570      68,570         318,570       56,057      56,057         306,057
     16           111,782          73,426      73,426         323,426       59,242      59,242         309,242
     17           122,096          78,270      78,270         328,270       62,197      62,197         312,197
     18           132,926          83,090      83,090         333,090       64,860      64,860         314,860
     19           144,297          87,872      87,872         337,872       67,166      67,166         317,166
     20           156,237          92,601      92,601         342,601       69,048      69,048         319,048
     25           225,511         120,053     120,053         370,053       71,824      71,824         321,824
     30           313,924         141,905     141,905         391,905       50,165      50,165         300,165

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

54                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                 DEATH BENEFIT OPTION: RETURN OF ACCOUNT VALUE
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,500 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,725           4,103       3,653         254,103        4,103       3,653         254,103
      2             9,686           8,675       8,275         258,675        8,208       7,808         258,208
      3            14,896          13,551      13,201         263,551       12,636      12,286         262,636
      4            20,365          18,805      18,505         268,805       17,409      17,109         267,409
      5            26,109          24,501      24,251         274,501       22,553      22,303         272,553
      6            32,139          30,702      30,502         280,702       28,088      27,888         278,088
      7            38,471          37,464      37,314         287,464       34,040      33,890         284,040
      8            45,120          44,857      44,757         294,857       40,430      40,330         290,430
      9            52,101          52,932      52,882         302,932       47,282      47,232         297,282
     10            59,431          61,741      61,741         311,741       54,618      54,618         304,618
     11            67,127          71,264      71,264         321,264       62,468      62,468         312,468
     12            75,208          81,558      81,558         331,558       70,862      70,862         320,862
     13            83,694          92,663      92,663         342,663       79,841      79,841         329,841
     14            92,604         104,657     104,657         354,657       89,433      89,433         339,433
     15           101,959         117,623     117,623         367,623       99,670      99,670         349,670
     16           111,782         131,508     131,508         381,508      110,576     110,576         360,576
     17           122,096         146,542     146,542         396,542      122,182     122,182         372,182
     18           132,926         162,826     162,826         412,826      134,504     134,504         384,504
     19           144,297         180,469     180,469         430,469      147,552     147,552         397,552
     20           156,237         199,588     199,588         449,588      161,345     161,345         411,345
     25           225,511         336,127     336,127         586,127      248,835     248,835         498,835
     30           313,924         547,896     547,896         797,896      362,941     362,941         612,941

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               55
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.70% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,515           3,433       3,003         254,300        3,433       3,003         254,300
      2             9,256           6,857       6,475         258,600        6,416       6,034         258,600
      3            14,234          10,074       9,739         262,900        9,257       8,922         262,900
      4            19,460          13,127      12,840         267,200       11,951      11,664         267,200
      5            24,948          16,045      15,807         271,500       14,490      14,251         271,500
      6            30,711          18,850      18,659         275,800       16,861      16,670         275,800
      7            36,761          21,548      21,405         280,100       19,052      18,908         280,100
      8            43,114          24,157      24,061         284,400       21,044      20,949         284,400
      9            49,785          26,667      26,619         288,700       22,821      22,773         288,700
     10            56,789          29,065      29,065         293,000       24,359      24,359         293,000
     11            64,144          31,259      31,259         297,300       25,638      25,638         297,300
     12            71,866          33,240      33,240         301,600       26,637      26,637         301,600
     13            79,974          34,971      34,971         305,900       27,342      27,342         305,900
     14            88,488          36,453      36,453         310,200       27,719      27,719         310,200
     15            97,427          37,678      37,678         314,500       27,733      27,733         314,500
     16           106,814          38,493      38,493         318,800       27,336      27,336         318,800
     17           116,669          39,042      39,042         323,100       26,482      26,482         323,100
     18           127,018          39,312      39,312         327,400       25,097      25,097         327,400
     19           137,884          39,281      39,281         331,700       23,103      23,102         331,700
     20           149,293          38,932      38,932         336,000       20,411      20,411         336,000
     25           215,488          33,515      33,515         357,500           --          --              --
     30           299,971          10,674      10,674         379,000           --          --              --

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

56                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM

     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6%(5.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,515           3,660       3,230         254,300        3,660       3,230         254,300
      2             9,256           7,526       7,144         258,600        7,071       6,689         258,600
      3            14,234          11,401      11,066         262,900       10,533      10,198         262,900
      4            19,460          15,328      15,041         267,200       14,040      13,753         267,200
      5            24,948          19,336      19,097         271,500       17,585      17,346         271,500
      6            30,711          23,447      23,256         275,800       21,153      20,962         275,800
      7            36,761          27,673      27,529         280,100       24,732      24,589         280,100
      8            43,114          32,032      31,937         284,400       28,304      28,208         284,400
      9            49,785          36,522      36,475         288,700       31,847      31,779         288,700
     10            56,789          41,133      41,133         293,000       35,338      35,338         293,000
     11            64,144          45,780      45,780         297,300       38,753      38,753         297,300
     12            71,866          50,453      50,453         301,600       42,070      42,070         301,600
     13            79,974          55,119      55,119         305,900       45,268      45,268         305,900
     14            88,488          59,778      59,778         310,200       48,310      48,310         310,200
     15            97,427          64,426      64,426         314,500       51,159      51,159         314,500
     16           106,814          68,920      68,920         318,800       53,760      53,760         318,800
     17           116,669          73,388      73,388         323,100       56,061      56,061         323,100
     18           127,018          77,821      77,821         327,400       57,984      57,984         327,400
     19           137,884          82,202      82,202         331,700       59,439      59,439         331,700
     20           149,293          86,516      86,516         336,000       60,333      60,333         336,000
     25           215,488         111,491     111,491         357,500       54,169      54,169         357,500
     30           299,971         130,484     130,484         379,000        6,043       6,043         379,000

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

HARTFORD LIFE INSURANCE COMPANY                                               57
--------------------------------------------------------------------------------

                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                    DEATH BENEFIT OPTION: RETURN OF PREMIUM
                            GUARANTEE PERIOD: 1 YEAR
                              $250,000 FACE AMOUNT
                          ISSUE AGE: 45 MALE PREFERRED
                            $4,300 SCHEDULED PREMIUM

    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.30% NET)

                                          CURRENT CHARGES*                       GUARANTEED CHARGES**
                PREMIUMS       --------------------------------------   --------------------------------------
  END OF      ACCUMULATED                       CASH                                     CASH
  POLICY     AT 5% INTEREST      ACCOUNT      SURRENDER      DEATH        ACCOUNT      SURRENDER      DEATH
   YEAR         PER YEAR          VALUE         VALUE       BENEFIT        VALUE         VALUE       BENEFIT
  -------   ----------------   -----------   -----------   ----------   -----------   -----------   ----------
      1             4,515           3,887       3,457         254,300        3,887       3,457         254,300
      2             9,256           8,223       7,840         258,600        7,754       7,372         258,600
      3            14,234          12,839      12,504         262,900       11,918      11,583         262,900
      4            19,460          17,808      17,521         267,200       16,402      16,115         267,200
      5            24,948          23,196      22,957         271,500       21,230      20,991         271,500
      6            30,711          29,063      28,872         275,800       26,421      26,230         275,800
      7            36,761          35,466      35,323         280,100       32,002      31,858         280,100
      8            43,114          42,475      42,379         284,400       37,995      37,899         284,400
      9            49,785          50,142      50,094         288,700       44,426      44,378         288,700
     10            56,789          58,522      58,522         293,000       51,322      51,322         293,000
     11            64,144          67,602      67,602         297,300       58,719      58,719         297,300
     12            71,866          77,450      77,450         301,600       66,657      66,657         301,600
     13            79,974          88,120      88,120         305,900       75,187      75,187         305,900
     14            88,488          99,708      99,708         310,200       84,357      84,357         310,200
     15            97,427         112,316     112,316         314,500       94,221      94,221         314,500
     16           106,814         125,951     125,951         318,800      104,835     104,835         318,800
     17           116,669         140,851     140,851         323,100      116,271     116,271         323,100
     18           127,018         157,166     157,166         327,400      128,600     128,600         327,400
     19           137,884         175,060     175,060         331,700      141,907     141,907         331,700
     20           149,293         194,718     194,718         342,384      156,300     156,300         336,000
     25           215,488         335,067     335,067         523,207      256,481     256,481         400,495
     30           299,971         552,426     552,426         778,452      402,823     402,823         567,640

   *  THESE VALUES REFLECT INVESTMENT RESULTS USING CURRENT COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.
  **  THESE VALUES REFLECT INVESTMENT RESULTS USING GUARANTEED COST OF INSURANCE
      RATES, ADMINISTRATIVE FEES, AND MORTALITY AND EXPENSE RISK CHARGES.

      THESE VALUES REFLECT FRONT-END SALES LOADS OF 0% IN ALL POLICY YEARS. THE
      SURRENDER CHARGE EFFECTIVE IN ANY POLICY YEAR CAN BE DETERMINED BY
      SUBTRACTING THE CASH SURRENDER VALUE FROM THE ACCOUNT VALUE.

      THE DEATH BENEFIT MAY, AND ACCOUNT VALUES AND CASH SURRENDER VALUES WILL,
      DIFFER IF PREMIUMS ARE PAID IN DIFFERENT AMOUNTS OR FREQUENCIES.

    THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                                                              58
--------------------------------------------------------------------------------

 Separate Account Variable Life One

Hartford Life Insurance Company
Statement of Assets & Liabilities
March 31, 1998 (Unaudited)

                                                            MONEY
                             BOND FUND     STOCK FUND    MARKET FUND   ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      7,053,688
    Cost      $ 7,159,589
    Market Value:........    $7,517,454        --            --            --
  Hartford Stock Fund,
   Inc.
    Shares      6,777,409
    Cost      $27,867,053
    Market Value:........       --         $38,608,586       --            --
  HVA Money Market Fund,
   Inc.
    Shares     27,580,381
    Cost      $27,580,381
    Market Value:........       --             --        $27,580,381       --
  Hartford Advisers Fund,
   Inc.
    Shares      9,542,396
    Cost      $20,673,108
    Market Value:........       --             --            --         $25,745,241
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      9,822,139
    Cost      $36,973,730
    Market Value:........       --             --            --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,111,822
    Cost      $ 1,144,696
    Market Value:........       --             --            --            --
  Hartford Index Fund,
   Inc.
    Shares      6,875,552
    Cost      $16,685,869
    Market Value:........       --             --            --            --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares     11,864,046
    Cost      $15,420,355
    Market Value:........       --             --            --            --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares      7,550,662
    Cost      $13,139,342
    Market Value:........       --             --            --            --
  Fidelity VIP Equity
   Income Fund
    Shares        517,850
    Cost      $10,862,561
    Market Value:........       --             --            --            --
  Fidelity VIP Overseas
   Fund
    Shares        157,400
    Cost      $ 2,939,205
    Market Value:........       --             --            --            --
  Fidelity VIP II Asset
   Manager Fund
    Shares        102,480
    Cost      $ 1,677,144
    Market Value:........       --             --            --            --
  Due from Hartford Life
   Insurance Company.....       --             77,543        93,629        --
  Receivable from fund
   shares sold...........        92,286        --            --             11,618
                           -------------   -----------   -----------   -------------
  Total Assets...........     7,609,740    38,686,129    27,674,010     25,756,859
                           -------------   -----------   -----------   -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       119,395        --            --             11,786
  Payable for fund shares
   purchased.............       --             78,270        82,762        --
                           -------------   -----------   -----------   -------------
  Total Liabilities......       119,395        78,270        82,762         11,786
                           -------------   -----------   -----------   -------------
  Net Assets (variable
   life contract
   liabilities)..........    $7,490,345    $38,607,859   $27,591,248    $25,745,073
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              59
--------------------------------------------------------------------------------

                                                                                                                   FIDELITY VIP
                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND      EQUITY
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      7,053,688
    Cost      $ 7,159,589
    Market Value:........       --                  --               --              --                 --             --
  Hartford Stock Fund,
   Inc.
    Shares      6,777,409
    Cost      $27,867,053
    Market Value:........       --                  --               --              --                 --             --
  HVA Money Market Fund,
   Inc.
    Shares     27,580,381
    Cost      $27,580,381
    Market Value:........       --                  --               --              --                 --             --
  Hartford Advisers Fund,
   Inc.
    Shares      9,542,396
    Cost      $20,673,108
    Market Value:........       --                  --               --              --                 --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      9,822,139
    Cost      $36,973,730
    Market Value:........     $45,878,072           --               --              --                 --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,111,822
    Cost      $ 1,144,696
    Market Value:........       --               $1,215,108          --              --                 --             --
  Hartford Index Fund,
   Inc.
    Shares      6,875,552
    Cost      $16,685,869
    Market Value:........       --                  --           $21,985,416         --                 --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares     11,864,046
    Cost      $15,420,355
    Market Value:........       --                  --               --            $16,276,107          --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares      7,550,662
    Cost      $13,139,342
    Market Value:........       --                  --               --              --              $15,885,656       --
  Fidelity VIP Equity
   Income Fund
    Shares        517,850
    Cost      $10,862,561
    Market Value:........       --                  --               --              --                 --          $13,101,611
  Fidelity VIP Overseas
   Fund
    Shares        157,400
    Cost      $ 2,939,205
    Market Value:........       --                  --               --              --                 --             --
  Fidelity VIP II Asset
   Manager Fund
    Shares        102,480
    Cost      $ 1,677,144
    Market Value:........       --                  --               --              --                 --             --
  Due from Hartford Life
   Insurance Company.....        130,193            --               --               132,639             7,040         20,462
  Receivable from fund
   shares sold...........       --                      105         112,110          --                 --             --
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Assets...........     46,008,265          1,215,213      22,097,526        16,408,746        15,892,696     13,122,073
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                      105         201,057          --                 --             --
  Payable for fund shares
   purchased.............         96,019            --               --               109,898             7,037         16,925
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Total Liabilities......         96,019                105         201,057           109,898             7,037         16,925
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........     $45,912,246        $1,215,108      $21,896,469       $16,298,848       $15,885,659    $13,105,148
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
                           -----------------   ---------------   -----------   ------------------   ------------   ------------

                                          FIDELITY VIP
                           FIDELITY VIP        II
                             OVERSEAS        ASSET
                               FUND       MANAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      7,053,688
    Cost      $ 7,159,589
    Market Value:........      --             --
  Hartford Stock Fund,
   Inc.
    Shares      6,777,409
    Cost      $27,867,053
    Market Value:........      --             --
  HVA Money Market Fund,
   Inc.
    Shares     27,580,381
    Cost      $27,580,381
    Market Value:........      --             --
  Hartford Advisers Fund,
   Inc.
    Shares      9,542,396
    Cost      $20,673,108
    Market Value:........      --             --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      9,822,139
    Cost      $36,973,730
    Market Value:........      --             --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,111,822
    Cost      $ 1,144,696
    Market Value:........      --             --
  Hartford Index Fund,
   Inc.
    Shares      6,875,552
    Cost      $16,685,869
    Market Value:........      --             --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares     11,864,046
    Cost      $15,420,355
    Market Value:........      --             --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares      7,550,662
    Cost      $13,139,342
    Market Value:........      --             --
  Fidelity VIP Equity
   Income Fund
    Shares        517,850
    Cost      $10,862,561
    Market Value:........      --             --
  Fidelity VIP Overseas
   Fund
    Shares        157,400
    Cost      $ 2,939,205
    Market Value:........   $3,192,064        --
  Fidelity VIP II Asset
   Manager Fund
    Shares        102,480
    Cost      $ 1,677,144
    Market Value:........      --          $1,745,237
  Due from Hartford Life
   Insurance Company.....        5,668            471
  Receivable from fund
   shares sold...........      --             --
                           ------------   ------------
  Total Assets...........    3,197,732      1,745,708
                           ------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --
  Payable for fund shares
   purchased.............        5,758            470
                           ------------   ------------
  Total Liabilities......        5,758            470
                           ------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........   $3,191,974     $1,745,238
                           ------------   ------------
                           ------------   ------------

                                                                              60
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                            MONEY
                             BOND FUND     STOCK FUND    MARKET FUND   ADVISERS FUND
                            SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -------------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............     $18,288        $  10,293     $358,561      $ 12,861
                           -------------   -----------   -----------   -------------
    Net investment
     income..............      18,288           10,293      358,561        12,861
                           -------------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....      --            1,117,421          192       796,015
                           -------------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         460            1,455       --            (2,279)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     101,616        3,572,773       --         1,556,536
                           -------------   -----------   -----------   -------------
    Net gain (losses) on
     investments.........     102,076        3,574,228       --         1,554,257
                           -------------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $120,364       $4,701,942    $358,753     2$,363,133
                           -------------   -----------   -----------   -------------
                           -------------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              61
--------------------------------------------------------------------------------

                                                                                                                   FIDELITY VIP
                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND      EQUITY
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND    INCOME FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------   ------------
INVESTMENT INCOME:
  Dividends..............     $    8,048           $ 9,667         $  15,496        $  7,770           $25,706      $  155,210
                           -----------------       -------       -----------   ------------------   ------------   ------------
    Net investment
     income..............          8,048             9,667            15,496           7,770           25,706          155,210
                           -----------------       -------       -----------   ------------------   ------------   ------------
CAPITAL GAINS INCOME.....      2,575,286           --                458,685         863,200          480,886          552,364
                           -----------------       -------       -----------   ------------------   ------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          2,175             8,635             4,710             164              992              353
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      2,449,276             3,932         2,068,651         793,747        1,066,852          551,615
                           -----------------       -------       -----------   ------------------   ------------   ------------
    Net gain (losses) on
     investments.........      2,451,451            12,567         2,073,361         793,911        1,067,844          551,968
                           -----------------       -------       -----------   ------------------   ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,034,785           $22,234         $2,547,542      1$,664,881       1,5$74,436      $1,259,542
                           -----------------       -------       -----------   ------------------   ------------   ------------
                           -----------------       -------       -----------   ------------------   ------------   ------------

                                          FIDELITY VIP
                           FIDELITY VIP        II
                             OVERSEAS        ASSET
                               FUND       MANAGER FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------   ------------
INVESTMENT INCOME:
  Dividends..............   $   47,702     $   47,628
                           ------------   ------------
    Net investment
     income..............       47,702         47,628
                           ------------   ------------
CAPITAL GAINS INCOME.....      140,597        142,885
                           ------------   ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,302             83
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      169,143        (70,028)
                           ------------   ------------
    Net gain (losses) on
     investments.........      170,445        (69,945)
                           ------------   ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $  358,744     $  120,568
                           ------------   ------------
                           ------------   ------------

                                                                              62
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                           MONEY
                            BOND FUND    STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   -----------   --------------  -------------
OPERATIONS:
  Net investment income
   (loss)................  $   18,288    $    10,293    $     358,561   $   12,861
  Capital gains income...      --          1,117,421              192      796,015
  Net realized gain
   (loss) on security
   transactions..........         460          1,455         --             (2,279)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     101,616      3,572,773         --          1,556,536
                           -----------   -----------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     120,364      4,701,942          358,753    2,363,133
                           -----------   -----------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     655,927      1,289,836       21,874,206    1,102,795
  Net transfers..........     398,576      4,795,553      (20,915,847)   1,027,365
  Surrenders.............      98,230       (420,948)        (251,406)    (224,203)
  Loan withdrawals.......    (136,542)      (307,295)      (1,289,031)     (12,593)
  Cost of insurance......     (77,742)      (308,617)        (597,105)    (257,024)
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     938,449      5,048,529       (1,179,183)   1,636,340
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets................   1,058,813      9,750,471         (820,430)   3,999,473
NET ASSETS:
  Beginning of period....   6,431,532     28,857,388       28,411,678   21,745,600
                           -----------   -----------   --------------  -------------
  End of period..........  $7,490,345    $38,607,859    $  27,591,248   $25,745,073
                           -----------   -----------   --------------  -------------
                           -----------   -----------   --------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                           MONEY
                            BOND FUND    STOCK FUND     MARKET FUND    ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                            ----------    ----------      -----------   ------------
OPERATIONS:
  Net investment income
   (loss)................  $  294,913    $   246,080    $   1,060,601   $  409,507
  Capital gains income...      --            827,575         --            507,384
  Net realized gain
   (loss) on security
   transactions..........       4,795         (3,225)        --              6,559
  Net unrealized
  appreciation(depreciation)
   of investments during the
   period................     202,163      4,386,067         --          2,125,547
                           -----------   -----------   --------------  -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     501,871      5,456,497        1,060,601    3,048,997
                           -----------   -----------   --------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     865,251      3,217,829       77,604,898    3,078,132
  Net transfers..........   2,817,986      7,642,427      (68,585,939)   7,033,474
  Surrenders.............    (293,925)      (880,386)      (2,421,703)    (470,532)
  Loan withdrawals.......      61,034       (337,905)       1,030,682     (227,083)
  Cost of insurance......    (205,795)      (763,967)      (1,739,916)    (611,387)
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....   3,244,551      8,877,998        5,888,022    8,802,604
                           -----------   -----------   --------------  -------------
  Total increase
   (decrease) in net
   assets................   3,746,422     14,334,495        6,948,623   11,851,601
NET ASSETS:
  Beginning of period....   2,685,110     14,522,892       21,463,054    9,893,999
                           -----------   -----------   --------------  -------------
  End of period..........  $6,431,532    $28,857,387    $  28,411,677   $21,745,600
                           -----------   -----------   --------------  -------------
                           -----------   -----------   --------------  -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              63
--------------------------------------------------------------------------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  -----------  ------------------  ------------
OPERATIONS:
  Net investment income
   (loss)................    $    8,048        $     9,667    $    15,496      $    7,770       $  25,706
  Capital gains income...     2,575,286           --              458,685         863,200         480,886
  Net realized gain
   (loss) on security
   transactions..........         2,175              8,635          4,710             164             992
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     2,449,276              3,932      2,068,651         793,747       1,066,852
                          -----------------  ---------------  -----------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,034,785             22,234      2,547,542       1,664,881       1,574,436
                          -----------------  ---------------  -----------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     2,334,203             46,675      1,392,112         787,628         939,599
  Net transfers..........     3,080,560           (210,734)        68,063       3,714,212       2,165,022
  Surrenders.............      (386,433)            15,609       (120,450)       (174,541)       (202,878)
  Loan withdrawals.......      (246,732)          (130,095)      (127,852)        (44,797)       (227,089)
  Cost of insurance......      (424,951)           (10,597)      (176,536)       (145,045)       (147,348)
                          -----------------  ---------------  -----------  ------------------  ------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     4,356,647           (289,142)     1,035,337       4,137,457       2,527,306
                          -----------------  ---------------  -----------  ------------------  ------------
  Total increase
   (decrease) in net
   assets................     9,391,432           (266,908)     3,582,879       5,802,338       4,101,742
NET ASSETS:
  Beginning of period....    36,520,814          1,482,016     18,313,590      10,496,510      11,783,917
                          -----------------  ---------------  -----------  ------------------  ------------
  End of period..........    $45,912,246       $ 1,215,108    $21,896,469      $16,298,848     1$5,885,659
                          -----------------  ---------------  -----------  ------------------  ------------
                          -----------------  ---------------  -----------  ------------------  ------------

                               CAPITAL          MORTGAGE                     INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND  INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                           ----------------    -------------   ----------   -----------------   -----------
OPERATIONS:
  Net investment income
   (loss)................    $  167,160        $    88,963    $   179,138      $   97,324       $ 149,562
  Capital gains income...     1,675,075           --              620,188         745,516         100,558
  Net realized gain
   (loss) on security
   transactions..........       (30,085)             5,516         25,769         (13,764)         (9,177)
  Net unrealized
  appreciation(depreciation)
   of investments during the
   period................     3,560,780             35,955      2,403,244        (801,996)      1,368,764
                          -----------------  ---------------  -----------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     5,372,930            130,434      3,228,339          27,080       1,609,707
                          -----------------  ---------------  -----------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............     6,237,688            230,306      2,753,450       2,796,551       1,254,044
  Net transfers..........     7,660,280           (149,006)     7,278,662         124,941       6,522,655
  Surrenders.............    (1,305,489)          (182,238)    (1,605,500)       (577,418)       (387,945)
  Loan withdrawals.......      (478,850)           130,625      1,102,289        (142,130)       (239,637)
  Cost of insurance......    (1,155,528)           (54,693)      (509,686)       (453,153)       (208,258)
                          -----------------  ---------------  -----------  ------------------  ------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....    10,958,101            (25,006)     9,019,215       1,748,791       6,940,859
                          -----------------  ---------------  -----------  ------------------  ------------
  Total increase
   (decrease) in net
   assets................    16,331,031            105,428     12,247,554       1,775,871       8,550,566
NET ASSETS:
  Beginning of period....    20,189,783          1,376,589      6,066,036       8,720,639       3,233,352
                          -----------------  ---------------  -----------  ------------------  ------------
  End of period..........    $36,520,814       $ 1,482,017    $18,313,590      $10,496,510     1$1,783,918
                          -----------------  ---------------  -----------  ------------------  ------------
                          -----------------  ---------------  -----------  ------------------  ------------

                           FIDELITY VIP                    FIDELITY VIP II
                              EQUITY      FIDELITY VIP      ASSET MANAGER
                           INCOME FUND    OVERSEAS FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   -------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................   $  155,210       $47,702         $   47,628
  Capital gains income...      552,364       140,597            142,885
  Net realized gain
   (loss) on security
   transactions..........          353         1,302                 83
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      551,615       169,143            (70,028)
                           ------------   -------------   -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,259,542       358,744            120,568
                           ------------   -------------   -----------------
UNIT TRANSACTIONS:
  Purchases..............      578,014       217,056             98,287
  Net transfers..........      907,802       434,500            115,299
  Surrenders.............      (52,544)      (15,510)            (6,143)
  Loan withdrawals.......      (67,606)      (21,332)            (2,011)
  Cost of insurance......     (121,575)      (37,423)           (16,516)
                           ------------   -------------   -----------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....    1,244,091       577,291            188,916
                           ------------   -------------   -----------------
  Total increase
   (decrease) in net
   assets................    2,503,633       936,035            309,484
NET ASSETS:
  Beginning of period....   10,601,515     2,255,939          1,435,754
                           ------------   -------------   -----------------
  End of period..........   $13,105,148    3,$191,974        $1,745,238
                           ------------   -------------   -----------------
                           ------------   -------------   -----------------
                           FIDELITY VIP                    FIDELITY VIP II
                              EQUITY      FIDELITY VIP      ASSET MANAGER
                           INCOME FUND    OVERSEAS FUND         FUND
                           SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------    -------------   ----------   ----------------
                           ------------   -------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................   $   88,466       $18,168         $   25,384
  Capital gains income...      444,785        72,122             63,674
  Net realized gain
   (loss) on security
   transactions..........       (1,923)      (23,358)               984
  Net unrealized
  appreciation(depreciati
   of investments during
   period................    1,316,248         9,449            102,910
                           ------------   -------------   -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,847,576        76,381            192,952
                           ------------   -------------   -----------------
UNIT TRANSACTIONS:
  Purchases..............    1,658,043       500,149            217,641
  Net transfers..........    2,905,832     1,020,704            437,030
  Surrenders.............     (177,782)     (148,574)           (18,402)
  Loan withdrawals.......     (108,547)      (85,928)            (4,843)
  Cost of insurance......     (334,701)      (93,690)           (43,442)
                           ------------   -------------   -----------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....    3,942,845     1,192,661            587,984
                           ------------   -------------   -----------------
  Total increase
   (decrease) in net
   assets................    5,790,421     1,269,042            780,936
NET ASSETS:
  Beginning of period....    4,811,094       986,897            654,819
                           ------------   -------------   -----------------
  End of period..........   $10,601,515    2,$255,939        $1,435,755
                           ------------   -------------   -----------------
                           ------------   -------------   -----------------

                      This page intentionally left blank.

                                                                              65
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company
Separate Account Variable Life One and to the
Owners of Units of Interest Therein:

We have audited the accompanying statement of assets and liabilities of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) (the Accounts) as of December 31, 1997, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Bond Fund Sub-Account, Stock Fund Sub-Account, Money Market Fund Sub-Account, Advisers Fund Sub-Account, Capital Appreciation Fund Sub-Account, Mortgage Securities Fund Sub-Account, Index Fund Sub-Account, International Opportunities Fund Sub-Account, Dividend and Growth Fund Sub-Account, Fidelity VIP Equity Income Portfolio Sub-Account, Fidelity VIP Overseas Portfolio Sub-Account and Fidelity VIP II Asset Manager Portfolio Sub-Account (constituting Hartford Life Insurance Company Separate Account Variable Life One) as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

66
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                                                         MONEY
                            BOND FUND    STOCK FUND   MARKET FUND  ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                           -----------   -----------  -----------  -------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      6,126,697
    Cost      $ 6,175,275
    Market Value.........  $6,431,524        --           --            --
  Hartford Stock Fund,
   Inc.
    Shares      5,633,636
    Cost      $21,694,200
    Market Value.........      --        $28,862,960      --            --
  HVA Money Market Fund,
   Inc.
    Shares     28,396,174
    Cost      $28,396,174
    Market Value.........      --            --       $28,396,174       --
  Hartford Advisers Fund,
   Inc.
    Shares      8,606,167
    Cost      $18,229,999
    Market Value.........      --            --           --        $21,745,596
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      8,287,312
    Cost      $30,089,636
    Market Value.........      --            --           --            --
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,367,449
    Cost      $ 1,415,536
    Market Value.........      --            --           --            --
  Hartford Index Fund,
   Inc.
    Shares      6,345,629
    Cost      $15,029,978
    Market Value.........      --            --           --            --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares      8,114,031
    Cost      $10,441,260
    Market Value.........      --            --           --            --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares      6,065,007
    Cost      $10,161,421
    Market Value.........      --            --           --            --
  Fidelity VIP Equity
   Income Fund
    Shares        436,568
    Cost      $ 8,912,437
    Market Value.........      --            --           --            --
  Fidelity VIP Overseas
   Fund
    Shares        119,117
    Cost      $ 2,203,337
    Market Value.........      --            --           --            --
  Fidelity VIP II Asset
   Manager Fund
    Shares         79,720
    Cost      $ 1,297,633
    Market Value.........      --            --           --            --
  Due from Hartford Life
   Insurance Company.....       2,220        33,585    2,250,671          6,292
  Receivable from fund
   shares sold...........      --            --           --            --
                           -----------   -----------  -----------  -------------
  Total Assets...........   6,433,744    28,896,545   30,646,845     21,751,888
                           -----------   -----------  -----------  -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --            --           --            --
  Payable for fund shares
   purchased.............       2,212        39,158    2,235,168          6,288
                           -----------   -----------  -----------  -------------
  Total Liabilities......       2,212        39,158    2,235,168          6,288
                           -----------   -----------  -----------  -------------
  Net Assets (variable
   life contract
   liabilities)..........  $6,431,532    $28,857,387  $28,411,677   $21,745,600
                           -----------   -----------  -----------  -------------
                           -----------   -----------  -----------  -------------

  Units Owned by
   Participants..........   4,682,927    12,274,396   22,938,171     11,168,239
  Unit Values............  $ 1.373400    $ 2.351023   $ 1.238620    $  1.947093

   The accompanying notes are an integral part of these financial statements.

                                                                              67
--------------------------------------------------------------------------------

                                                                                                                     FIDELITY VIP
                                CAPITAL           MORTGAGE                      INTERNATIONAL      DIVIDEND AND     EQUITY-INCOME
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND   GROWTH FUND        PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      6,126,697
    Cost      $ 6,175,275
    Market Value.........        --                 --               --             --                 --               --
  Hartford Stock Fund,
   Inc.
    Shares      5,633,636
    Cost      $21,694,200
    Market Value.........        --                 --               --             --                 --               --
  HVA Money Market Fund,
   Inc.
    Shares     28,396,174
    Cost      $28,396,174
    Market Value.........        --                 --               --             --                 --               --
  Hartford Advisers Fund,
   Inc.
    Shares      8,606,167
    Cost      $18,229,999
    Market Value.........        --                 --               --             --                 --               --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      8,287,312
    Cost      $30,089,636
    Market Value.........     $36,544,702           --                              --                 --               --
                                                                    ---
  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,367,449
    Cost      $ 1,415,536
    Market Value.........        --              $1,482,016          --             --                 --               --
  Hartford Index Fund,
   Inc.
    Shares      6,345,629
    Cost      $15,029,978
    Market Value.........        --                 --           $18,260,874        --                 --               --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares      8,114,031
    Cost      $10,441,260
    Market Value.........        --                 --               --          $10,503,264           --               --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares      6,065,007
    Cost      $10,161,421
    Market Value.........        --                 --               --             --             $11,840,883          --
  Fidelity VIP Equity
   Income Fund
    Shares        436,568
    Cost      $ 8,912,437
    Market Value.........        --                 --               --             --                 --            $10,599,872
  Fidelity VIP Overseas
   Fund
    Shares        119,117
    Cost      $ 2,203,337
    Market Value.........        --                 --               --             --                 --               --
  Fidelity VIP II Asset
   Manager Fund
    Shares         79,720
    Cost      $ 1,297,633
    Market Value.........        --                 --               --             --                 --               --
  Due from Hartford Life
   Insurance Company.....        --                      24       1,192,005            9,093           --                 13,828
  Receivable from fund
   shares sold...........         190,884           --               --             --                 332,178          --
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------
  Total Assets...........      36,735,586         1,482,040      19,452,879       10,512,357        12,173,061        10,613,700
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....         214,772           --               --             --                 389,143          --
  Payable for fund shares
   purchased.............        --                      23       1,139,289           15,847           --                 12,185
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------
  Total Liabilities......         214,772                23       1,139,289           15,847           389,143            12,185
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------
  Net Assets (variable
   life contract
   liabilities)..........     $36,520,814        $1,482,017      $18,313,590     $10,496,510       $11,783,918       $10,601,515
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------
                           -----------------   ---------------   -----------  ------------------   ------------   ------------------

  Units Owned by
   Participants..........      17,097,936         1,098,266       7,883,666        6,990,394         5,895,844         6,040,099
  Unit Values............     $  2.135978        $ 1.349414      $ 2.322979      $  1.501562       $  1.998682       $  1.755189

                           FIDELITY VIP     FIDELITY VIP II
                             OVERSEAS        ASSET MANAGER
                             PORTFOLIO         PORTFOLIO
                            SUB-ACCOUNT       SUB-ACCOUNT
                           -------------   ------------------
ASSETS:
Investments:
  Hartford Bond Fund,
   Inc.
    Shares      6,126,697
    Cost      $ 6,175,275
    Market Value.........      --                --
  Hartford Stock Fund,
   Inc.
    Shares      5,633,636
    Cost      $21,694,200
    Market Value.........      --                --
  HVA Money Market Fund,
   Inc.
    Shares     28,396,174
    Cost      $28,396,174
    Market Value.........      --                --
  Hartford Advisers Fund,
   Inc.
    Shares      8,606,167
    Cost      $18,229,999
    Market Value.........      --                --
  Hartford Capital
   Appreciation Fund,
   Inc.
    Shares      8,287,312
    Cost      $30,089,636
    Market Value.........      --                --

  Hartford Mortgage
   Securities Fund, Inc.
    Shares      1,367,449
    Cost      $ 1,415,536
    Market Value.........      --                --
  Hartford Index Fund,
   Inc.
    Shares      6,345,629
    Cost      $15,029,978
    Market Value.........      --                --
  Hartford International
   Opportunities Fund,
   Inc.
    Shares      8,114,031
    Cost      $10,441,260
    Market Value.........      --                --
  Hartford Dividend and
   Growth Fund, Inc.
    Shares      6,065,007
    Cost      $10,161,421
    Market Value.........      --                --
  Fidelity VIP Equity
   Income Fund
    Shares        436,568
    Cost      $ 8,912,437
    Market Value.........      --                --
  Fidelity VIP Overseas
   Fund
    Shares        119,117
    Cost      $ 2,203,337
    Market Value.........   $2,287,053           --
  Fidelity VIP II Asset
   Manager Fund
    Shares         79,720
    Cost      $ 1,297,633
    Market Value.........      --              $1,435,755
  Due from Hartford Life
   Insurance Company.....      --                     464
  Receivable from fund
   shares sold...........      --                --
                           -------------   ------------------
  Total Assets...........    2,287,053          1,436,219
                           -------------   ------------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....          405           --
  Payable for fund shares
   purchased.............       30,709                464
                           -------------   ------------------
  Total Liabilities......       31,114                464
                           -------------   ------------------
  Net Assets (variable
   life contract
   liabilities)..........   $2,255,939         $1,435,755
                           -------------   ------------------
                           -------------   ------------------
  Units Owned by
   Participants..........    1,663,544            943,170
  Unit Values............   $ 1.356104         $ 1.522265

68
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                          MONEY
                            BOND FUND    STOCK FUND    MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   -----------   -----------   -------------
INVESTMENT INCOME:
  Dividends..............   $294,913     $   246,080   $ 1,060,601    $  409,507
                           -----------   -----------   -----------   -------------
    Net investment income
     (loss)..............    294,913         246,080     1,060,601       409,507
                           -----------   -----------   -----------   -------------
CAPITAL GAINS INCOME.....     --             827,575       --            507,384
                           -----------   -----------   -----------   -------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      4,795          (3,225)      --              6,559
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    202,163       4,386,067       --          2,125,547
                           -----------   -----------   -----------   -------------
    Net gain (loss) on
     investments.........    206,958       4,382,842       --          2,132,106
                           -----------   -----------   -----------   -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $501,871     $ 5,456,497   $ 1,060,601    $3,048,997
                           -----------   -----------   -----------   -------------
                           -----------   -----------   -----------   -------------

   The accompanying notes are an integral part of these financial statements.

                                                                              69
--------------------------------------------------------------------------------

                                CAPITAL           MORTGAGE                       INTERNATIONAL      DIVIDEND AND
                           APPRECIATION FUND   SECURITIES FUND   INDEX FUND    OPPORTUNITIES FUND   GROWTH FUND
                              SUB-ACCOUNT        SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   ---------------   -----------   ------------------   ------------
INVESTMENT INCOME:
  Dividends..............     $  167,160          $ 88,963       $   179,138       $  97,324         $  149,562
                           -----------------   ---------------   -----------      ----------        ------------
    Net investment income
     (loss)..............        167,160            88,963           179,138          97,324            149,562
                           -----------------   ---------------   -----------      ----------        ------------
CAPITAL GAINS INCOME.....      1,675,075           --                620,188         745,516            100,558
                           -----------------   ---------------   -----------      ----------        ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (30,085)            5,516            25,769         (13,764)            (9,177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      3,560,780            35,955         2,403,244        (801,996)         1,368,764
                           -----------------   ---------------   -----------      ----------        ------------
    Net gain (loss) on
     investments.........      3,530,695            41,471         2,429,013        (815,760)         1,359,587
                           -----------------   ---------------   -----------      ----------        ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $5,372,930          $130,434       $ 3,228,339       $  27,080         $1,609,707
                           -----------------   ---------------   -----------      ----------        ------------
                           -----------------   ---------------   -----------      ----------        ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   -------------   ------------------
INVESTMENT INCOME:
  Dividends..............      $   88,466         $ 18,168           $ 25,384
                           ------------------   -------------        --------
    Net investment income
     (loss)..............          88,466           18,168             25,384
                           ------------------   -------------        --------
CAPITAL GAINS INCOME.....         444,785           72,122             63,674
                           ------------------   -------------        --------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (1,923)         (23,358)               984
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       1,316,248            9,449            102,910
                           ------------------   -------------        --------
    Net gain (loss) on
     investments.........       1,314,325          (13,909)           103,894
                           ------------------   -------------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $1,847,576         $ 76,381           $192,952
                           ------------------   -------------        --------
                           ------------------   -------------        --------

70                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment
   income................  $  294,913    $    246,080   $   1,060,601   $  409,507
  Capital gains income...      --             827,575        --            507,384
  Net realized gain
   (loss) on security
   transactions..........       4,795          (3,225)       --              6,559
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............     202,163       4,386,067        --          2,125,547
                           -----------   ------------   -------------  -------------
  Net increase in net
   assets resulting from
   operations............     501,871       5,456,497       1,060,601    3,048,997
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     865,251       3,217,829      77,604,898    3,078,132
  Net transfers..........   2,817,986       7,642,427     (68,585,939)   7,033,474
  Surrenders.............    (293,925)       (880,386)     (2,421,703)    (470,532)
  Net loan withdrawals...      61,034        (337,905)      1,030,682     (227,083)
  Cost of insurance......    (205,795)       (763,967)     (1,739,916)    (611,387)
                           -----------   ------------   -------------  -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   3,244,551       8,877,998       5,888,022    8,802,604
                           -----------   ------------   -------------  -------------
  Total increase in net
   assets................   3,746,422      14,334,495       6,948,623   11,851,601
NET ASSETS:
  Beginning of period....   2,685,110      14,522,892      21,463,054    9,893,999
                           -----------   ------------   -------------  -------------
  End of period..........  $6,431,532    $ 28,857,387   $  28,411,677   $21,745,600
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                            MONEY
                            BOND FUND     STOCK FUND     MARKET FUND   ADVISERS FUND
                           SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                           -----------   ------------   -------------  -------------
OPERATIONS:
  Net investment
   income................  $  130,339    $    166,505   $     617,137   $  203,460
  Capital gains income...      --             309,113        --            107,033
  Net realized (loss)
   gain on security
   transactions..........      (2,539)        (10,306)       --              1,174
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................     (35,847)      1,824,641        --            815,705
                           -----------   ------------   -------------  -------------
  Net increase in net
   assets resulting from
   operations............      91,953       2,289,953         617,137    1,127,372
                           -----------   ------------   -------------  -------------
UNIT TRANSACTIONS:
  Purchases..............     177,130       1,770,443      78,140,461    1,889,169
  Net transfers..........     932,335       4,457,656     (62,761,807)   2,840,668
  Surrenders.............     (69,207)       (362,933)       (814,963)    (264,048)
  Net loan withdrawals...     (22,111)       (179,201)     (2,187,733)     (50,031)
  Cost of insurance......     (76,606)       (391,509)     (1,139,390)    (289,178)
                           -----------   ------------   -------------  -------------
  Net increase in net
   assets resulting from
   unit transactions.....     941,541       5,294,456      11,236,568    4,126,580
                           -----------   ------------   -------------  -------------
  Total increase in net
   assets................   1,033,494       7,584,409      11,853,705    5,253,952
NET ASSETS:
  Beginning of period....   1,651,616       6,938,483       9,609,349    4,640,047
                           -----------   ------------   -------------  -------------
  End of period..........  $2,685,110    $ 14,522,892   $  21,463,054   $9,893,999
                           -----------   ------------   -------------  -------------
                           -----------   ------------   -------------  -------------

   The accompanying notes are an integral part of these financial statements.

HARTFORD LIFE INSURANCE COMPANY                                               71
--------------------------------------------------------------------------------

                               CAPTIAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................    $   167,160       $   88,963     $    179,138      $   97,324      $   149,562
  Capital gains income...      1,675,075          --               620,188         745,516          100,558
  Net realized gain
   (loss) on security
   transactions..........        (30,085)           5,516           25,769         (13,764)          (9,177)
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............      3,560,780           35,955        2,403,244        (801,996)       1,368,764
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase in net
   assets resulting from
   operations............      5,372,930          130,434        3,228,339          27,080        1,609,707
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      6,237,688          230,306        2,753,450       2,796,551        1,254,044
  Net transfers..........      7,660,280         (149,006)       7,278,662         124,941        6,522,655
  Surrenders.............     (1,305,489)        (182,238)      (1,605,500)       (577,418)        (387,945)
  Net loan withdrawals...       (478,850)         130,625        1,102,289        (142,130)        (239,637)
  Cost of insurance......     (1,155,528)         (54,693)        (509,686)       (453,153)        (208,258)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     10,958,101          (25,006)       9,019,215       1,748,791        6,940,859
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase in net
   assets................     16,331,031          105,428       12,247,554       1,775,871        8,550,566
NET ASSETS:
  Beginning of period....     20,189,783        1,376,589        6,066,036       8,720,639        3,233,352
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $36,520,814       $1,482,017     $ 18,313,590      $10,496,510     $11,783,918
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                               CAPITAL          MORTGAGE                      INTERNATIONAL     DIVIDEND AND
                          APPRECIATION FUND  SECURITIES FUND   INDEX FUND   OPPORTUNITIES FUND  GROWTH FUND
                             SUB-ACCOUNT       SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                          -----------------  ---------------  ------------  ------------------  ------------
OPERATIONS:
  Net investment
   income................    $    94,066       $   61,146     $     80,193      $  120,669      $    41,572
  Capital gains income...        567,054          --                33,058         118,054            2,804
  Net realized (loss)
   gain on security
   transactions..........        (15,665)              21            2,355          (1,547)             678
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................      1,913,546              195          656,725         544,630          305,389
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase in net
   assets resulting from
   operations............      2,559,001           61,362          772,331         781,806          350,443
                          -----------------  ---------------  ------------  ------------------  ------------
UNIT TRANSACTIONS:
  Purchases..............      3,679,346          125,959        2,296,903       1,694,971          278,275
  Net transfers..........      7,290,692          552,359        3,171,094       2,966,744        2,674,253
  Surrenders.............       (485,609)         (13,643)         (96,179)       (285,131)         (20,374)
  Net loan withdrawals...       (245,321)          (8,001)      (1,375,343)        (69,836)         (67,575)
  Cost of insurance......       (644,012)         (28,469)        (200,560)       (306,356)         (42,548)
                          -----------------  ---------------  ------------  ------------------  ------------
  Net increase in net
   assets resulting from
   unit transactions.....      9,595,096          628,205        3,795,915       4,000,392        2,822,031
                          -----------------  ---------------  ------------  ------------------  ------------
  Total increase in net
   assets................     12,154,097          689,567        4,568,246       4,782,198        3,172,474
NET ASSETS:
  Beginning of period....      8,035,686          687,022        1,497,790       3,938,441           60,878
                          -----------------  ---------------  ------------  ------------------  ------------
  End of period..........    $20,189,783       $1,376,589     $  6,066,036      $8,720,639      $ 3,233,352
                          -----------------  ---------------  ------------  ------------------  ------------
                          -----------------  ---------------  ------------  ------------------  ------------

                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................     $    88,466        $   18,168         $   25,384
  Capital gains income...         444,785            72,122             63,674
  Net realized gain
   (loss) on security
   transactions..........          (1,923)          (23,358)               984
  Net unrealized
   appreciation
   (depreciation) of
   investments during
   the period............       1,316,248             9,449            102,910
                           ------------------  ---------------  ------------------
  Net increase in net
   assets resulting from
   operations............       1,847,576            76,381            192,952
                           ------------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............       1,658,043           500,149            217,641
  Net transfers..........       2,905,832         1,020,704            437,030
  Surrenders.............        (177,782)         (148,574)           (18,402)
  Net loan withdrawals...        (108,547)          (85,928)            (4,843)
  Cost of insurance......        (334,701)          (93,690)           (43,442)
                           ------------------  ---------------  ------------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       3,942,845         1,192,661            587,984
                           ------------------  ---------------  ------------------
  Total increase in net
   assets................       5,790,421         1,269,042            780,936
NET ASSETS:
  Beginning of period....       4,811,094           986,897            654,819
                           ------------------  ---------------  ------------------
  End of period..........     $10,601,515        $2,255,939         $1,435,755
                           ------------------  ---------------  ------------------
                           ------------------  ---------------  ------------------
STATEMENT OF CHANGES IN N
FOR THE YEAR ENDED DECEMB
                              FIDELITY VIP      FIDELITY VIP     FIDELITY VIP II
                             EQUITY-INCOME        OVERSEAS        ASSET MANAGER
                               PORTFOLIO          PORTFOLIO         PORTFOLIO
                              SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------  ---------------  ------------------
OPERATIONS:
  Net investment
   income................     $    28,598        $    2,647         $    4,226
  Capital gains income...          11,171             2,911           --
  Net realized (loss)
   gain on security
   transactions..........          (3,448)            1,350                884
  Net unrealized
   (depreciation)
   appreciation of
   investments during the
   period................         333,297            71,916             32,712
                           ------------------  ---------------  ------------------
  Net increase in net
   assets resulting from
   operations............         369,618            78,824             37,822
                           ------------------  ---------------  ------------------
UNIT TRANSACTIONS:
  Purchases..............         889,845           203,728             94,706
  Net transfers..........       3,109,762           760,222            513,253
  Surrenders.............         (64,856)          (18,172)           (14,935)
  Net loan withdrawals...        (111,464)          (91,281)            (1,047)
  Cost of insurance......         (97,433)          (22,781)           (11,950)
                           ------------------  ---------------  ------------------
  Net increase in net
   assets resulting from
   unit transactions.....       3,725,854           831,716            580,027
                           ------------------  ---------------  ------------------
  Total increase in net
   assets................       4,095,472           910,540            617,849
NET ASSETS:
  Beginning of period....         715,622            76,357             36,970
                           ------------------  ---------------  ------------------
  End of period..........     $ 4,811,094        $  986,897         $  654,819
                           ------------------  ---------------  ------------------
                           ------------------  ---------------  ------------------

72
--------------------------------------------------------------------------------

                       SEPARATE ACCOUNT VARIABLE LIFE ONE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:
    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include twelve sub-accounts which invest solely in the Hartford and Fidelity Mutual Funds (the Funds). The other ten sub-accounts, which invest in the Putnam VT Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the Funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:
    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    b) SECURITY VALUATION -- The investment in shares of the funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    d) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT
   AND RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts.

                      This page intentionally left blank.

                                                                              74
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
MARCH 31, 1998 (UNAUDITED)

                                                               GROWTH AND
                           VOYAGER FUND   GLOBAL GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ------------------   -----------
ASSETS:
Investments:
  PCM Voyager Fund
    Shares      1,249,805
    Cost      $38,870,105
    Market Value:........  $52,916,747          --                 --
  PCM Global Growth Fund
    Shares      1,254,112
    Cost      $20,308,978
    Market Value:........      --             $22,611,644          --
  PCM Growth and Income
   Fund
    Shares      1,340,620
    Cost      $31,605,871
    Market Value:........      --               --             $37,068,147
  PCM Global Asset
   Allocation Fund
    Shares        601,062
    Cost      $ 9,608,062
    Market Value:........      --               --                 --
  PCM High Yield Fund
    Shares        513,992
    Cost      $ 6,547,214
    Market Value:........      --               --                 --
  PCM U.S. Government and
   High Quality Bond Fund
    Shares        530,167
    Cost      $ 6,838,055
    Market Value:........      --               --                 --
  PCM New Opportunities
   Fund
    Shares        970,853
    Cost      $17,614,851
    Market Value:........      --               --                 --
  PCM Money Market Fund
    Shares      1,628,692
    Cost      $ 1,628,692
    Market Value:........      --               --                 --
  PCM Utilities Growth &
   Income Fund
    Shares        195,268
    Cost      $ 2,559,819
    Market Value:........      --               --                 --
  PCM Diversified Income
   Fund
    Shares         98,197
    Cost      $ 1,087,559
    Market Value:........      --               --                 --
  Due from Hartford Life
   Insurance Company.....      --                 77,150           --
  Receivable from fund
   shares sold...........       17,365          --                131,325
                           ------------   ------------------   -----------
  Total Assets...........   52,934,112        22,688,794       37,199,472
                           ------------   ------------------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       16,315          --                214,723
  Payable for fund shares
   purchased.............      --                 38,609           --
                           ------------   ------------------   -----------
  Total Liabilities......       16,315            38,609          214,723
                           ------------   ------------------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $52,917,797        $22,650,185      $36,984,749
                           ------------   ------------------   -----------
                           ------------   ------------------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              75
--------------------------------------------------------------------------------

                            GLOBAL ASSET                        U.S. GOVERNMENT AND
                           ALLOCATION FUND   HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------   ---------------   ----------------------   ----------------------   -----------------
ASSETS:
Investments:
  PCM Voyager Fund
    Shares      1,249,805
    Cost      $38,870,105
    Market Value:........       --                --                  --                       --                     --
  PCM Global Growth Fund
    Shares      1,254,112
    Cost      $20,308,978
    Market Value:........       --                --                  --                       --                     --
  PCM Growth and Income
   Fund
    Shares      1,340,620
    Cost      $31,605,871
    Market Value:........       --                --                  --                       --                     --
  PCM Global Asset
   Allocation Fund
    Shares        601,062
    Cost      $ 9,608,062
    Market Value:........    $11,047,526          --                  --                       --                     --
  PCM High Yield Fund
    Shares        513,992
    Cost      $ 6,547,214
    Market Value:........       --             $6,676,750             --                       --                     --
  PCM U.S. Government and
   High Quality Bond Fund
    Shares        530,167
    Cost      $ 6,838,055
    Market Value:........       --                --                 $6,839,149                --                     --
  PCM New Opportunities
   Fund
    Shares        970,853
    Cost      $17,614,851
    Market Value:........       --                --                  --                      $23,397,563             --
  PCM Money Market Fund
    Shares      1,628,692
    Cost      $ 1,628,692
    Market Value:........       --                --                  --                       --                   $1,628,692
  PCM Utilities Growth &
   Income Fund
    Shares        195,268
    Cost      $ 2,559,819
    Market Value:........       --                --                  --                       --                     --
  PCM Diversified Income
   Fund
    Shares         98,197
    Cost      $ 1,087,559
    Market Value:........       --                --                  --                       --                     --
  Due from Hartford Life
   Insurance Company.....           469           --                    103,541                   66,324              --
  Receivable from fund
   shares sold...........       --                110,864             --                       --                           10
                           ---------------   ---------------        -----------             ------------         -----------------
  Total Assets...........    11,047,995         6,787,614             6,942,690               23,463,887             1,628,702
                           ---------------   ---------------        -----------             ------------         -----------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --                114,613             --                       --                     --
  Payable for fund shares
   purchased.............           466           --                     88,369                   66,329              --
                           ---------------   ---------------        -----------             ------------         -----------------
  Total Liabilities......           466           114,613                88,369                   66,329              --
                           ---------------   ---------------        -----------             ------------         -----------------
  Net Assets (variable
   life contract
   liabilities)..........    $11,047,529       $6,673,001            $6,854,321               $23,397,558           $1,628,702
                           ---------------   ---------------        -----------             ------------         -----------------
                           ---------------   ---------------        -----------             ------------         -----------------

                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------   -----------
ASSETS:
Investments:
  PCM Voyager Fund
    Shares      1,249,805
    Cost      $38,870,105
    Market Value:........        --                   --
  PCM Global Growth Fund
    Shares      1,254,112
    Cost      $20,308,978
    Market Value:........        --                   --
  PCM Growth and Income
   Fund
    Shares      1,340,620
    Cost      $31,605,871
    Market Value:........        --                   --
  PCM Global Asset
   Allocation Fund
    Shares        601,062
    Cost      $ 9,608,062
    Market Value:........        --                   --
  PCM High Yield Fund
    Shares        513,992
    Cost      $ 6,547,214
    Market Value:........        --                   --
  PCM U.S. Government and
   High Quality Bond Fund
    Shares        530,167
    Cost      $ 6,838,055
    Market Value:........        --                   --
  PCM New Opportunities
   Fund
    Shares        970,853
    Cost      $17,614,851
    Market Value:........        --                   --
  PCM Money Market Fund
    Shares      1,628,692
    Cost      $ 1,628,692
    Market Value:........        --                   --
  PCM Utilities Growth &
   Income Fund
    Shares        195,268
    Cost      $ 2,559,819
    Market Value:........       $3,274,640            --
  PCM Diversified Income
   Fund
    Shares         98,197
    Cost      $ 1,087,559
    Market Value:........        --               $1,070,351
  Due from Hartford Life
   Insurance Company.....        --                    3,021
  Receivable from fund
   shares sold...........                1            --
                               -----------        -----------
  Total Assets...........        3,274,641         1,073,372
                               -----------        -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                        1
  Payable for fund shares
   purchased.............        --                    3,021
                               -----------        -----------
  Total Liabilities......                1             3,021
                               -----------        -----------
  Net Assets (variable
   life contract
   liabilities)..........       $3,274,640        $1,070,351
                               -----------        -----------
                               -----------        -----------

                                                                              76
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE

HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                            GLOBAL GROWTH     GROWTH AND
                           VOYAGER FUND         FUND          INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT
                           ------------   -----------------   -----------
INVESTMENT INCOME:
  Dividends..............   $  117,946        $ 554,987        $ 592,084
                           ------------   -----------------   -----------
    Net investment
     income..............      117,946          554,987          592,084
                           ------------   -----------------   -----------
CAPITAL GAINS INCOME.....    2,877,880        2,774,936        3,865,126
                           ------------   -----------------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       10,716            8,581            6,408
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    3,748,292         (359,234)        (937,493)
                           ------------   -----------------   -----------
  Net gain (losses) on
   investments...........    3,759,008         (350,653)        (931,085)
                           ------------   -----------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $6,754,834        $2,979,270       $3,526,125
                           ------------   -----------------   -----------
                           ------------   -----------------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              77
--------------------------------------------------------------------------------

                            GLOBAL ASSET
                             ALLOCATION                        U.S. GOVERNMENT AND
                                FUND        HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                            SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                           --------------   ---------------   ----------------------   ----------------------   -----------------
INVESTMENT INCOME:
  Dividends..............    $ 229,958         $513,505             $ 361,057                $--                     $17,411
                           --------------   ---------------        ----------              -----------              -------
    Net investment
     income..............      229,958          513,505               361,057                --                      17,411
                           --------------   ---------------        ----------              -----------              -------
CAPITAL GAINS INCOME.....      987,748           80,578                 9,397                  305,733              --
                           --------------   ---------------        ----------              -----------              -------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (69)           4,705                54,058                      863              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (217,543)        (320,216)             (294,918)               2,659,574              --
                           --------------   ---------------        ----------              -----------              -------
  Net gain (losses) on
   investments...........     (217,612)        (315,511)             (240,860)               2,660,437              --
                           --------------   ---------------        ----------              -----------              -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $1,000,094        $278,572             $ 129,594                $2,966,170              $17,411
                           --------------   ---------------        ----------              -----------              -------
                           --------------   ---------------        ----------              -----------              -------


                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------   -----------
INVESTMENT INCOME:
  Dividends..............        $91,969            $44,660
                                --------          -----------
    Net investment
     income..............         91,969            44,660
                                --------          -----------
CAPITAL GAINS INCOME.....        158,511            18,969
                                --------          -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          3,430               450
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (69,052)          (40,077)
                                --------          -----------
  Net gain (losses) on
   investments...........        (65,622)          (39,627)
                                --------          -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        $184,858           $24,002
                                --------          -----------
                                --------          -----------

                                                                              78
--------------------------------------------------------------------------------

 PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                               GROWTH AND
                           VOYAGER FUND   GLOBAL GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   ------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $   117,946        $  554,987       $  592,084
  Capital gains income...    2,877,880         2,774,936        3,865,126
  Net realized gain
   (loss) on security
   transactions..........       10,716             8,581            6,408
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    3,748,292          (359,234)        (937,493)
                           ------------   ------------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    6,754,834         2,979,270        3,526,125
                           ------------   ------------------   -----------
UNIT TRANSACTIONS:
  Purchases..............    2,273,055         1,294,449        1,593,536
  Net transfers..........    1,629,713           483,651        1,974,453
  Surrenders.............     (533,997)         (106,195)        (516,117)
  Loan withdrawals.......     (304,004)         (227,782)        (222,909)
  Cost of insurance......     (468,748)         (224,166)        (326,396)
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....    2,596,019         1,219,957        2,502,567
                           ------------   ------------------   -----------
  Total increase
   (decrease) in net
   assets................    9,350,853         4,199,227        6,028,692
NET ASSETS:
  Beginning of period....   43,566,944        18,450,958       30,956,057
                           ------------   ------------------   -----------
  End of period..........  $52,917,797        $22,650,185      $36,984,749
                           ------------   ------------------   -----------
                           ------------   ------------------   -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                               GROWTH AND
                           VOYAGER FUND   GLOBAL GROWTH FUND   INCOME FUND
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ----------   ------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $    60,565        $  334,261       $  397,806
  Capital gains income...    1,305,213           359,534          968,274
  Net realized gain
   (loss) on security
   transactions..........       11,110           (33,670)          12,251
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    6,852,337         1,236,428        3,534,550
                           ------------   ------------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,229,225         1,896,553        4,912,881
                           ------------   ------------------   -----------
UNIT TRANSACTIONS:
  Purchases..............    7,068,448         3,752,372        4,532,202
  Net transfers..........    6,792,739         2,721,380        7,767,156
  Surrenders.............   (1,517,033)         (884,502)      (1,298,679)
  Loan withdrawals.......     (425,937)         (131,484)        (577,327)
  Cost of insurance......   (1,444,364)         (683,606)        (929,434)
                           ------------   ------------------   -----------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....   10,473,853         4,774,160        9,493,918
                           ------------   ------------------   -----------
  Total increase
   (decrease) in net
   assets................   18,703,078         6,670,713       14,406,799
NET ASSETS::
  Beginning of period....   24,863,866        11,780,245       16,549,258
                           ------------   ------------------   -----------
  End of period..........  $43,566,944        $18,450,958      $30,956,057
                           ------------   ------------------   -----------
                           ------------   ------------------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              79
--------------------------------------------------------------------------------

                            GLOBAL ASSET                        U.S. GOVERNMENT AND
                           ALLOCATION FUND   HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                           ---------------   ---------------   ----------------------   ----------------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  229,958        $  513,505            $  361,057               $--                   $   17,411
  Capital gains income...       987,748            80,578                 9,397                  305,733              --
  Net realized gain
   (loss) on security
   transactions..........           (69)            4,705                54,058                      863              --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (217,543)         (320,216)             (294,918)               2,659,574              --
                           ---------------   ---------------        -----------             ------------         -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,000,094           278,572               129,594                2,966,170                17,411
                           ---------------   ---------------        -----------             ------------         -----------------
UNIT TRANSACTIONS:
  Purchases..............       414,142           412,594               700,987                1,334,399                29,837
  Net transfers..........       247,257           280,841            (1,520,465)                 905,102               412,311
  Surrenders.............       (50,842)         (337,482)              (76,022)                (122,367)               (4,484)
  Loan withdrawals.......       (10,353)          (25,767)              (78,271)                 (74,878)               (6,195)
  Cost of insurance......       (77,115)          (74,340)             (106,508)                (211,987)              (15,976)
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....       523,089           255,846            (1,080,279)               1,830,269               415,493
                           ---------------   ---------------        -----------             ------------         -----------------
  Total increase
   (decrease) in net
   assets................     1,523,183           534,418              (950,685)               4,796,439               432,904
NET ASSETS:
  Beginning of period....     9,524,346         6,138,583             7,805,006               18,601,119             1,195,798
                           ---------------   ---------------        -----------             ------------         -----------------
  End of period..........    $11,047,529       $6,673,001            $6,854,321               $23,397,558           $1,628,702
                           ---------------   ---------------        -----------             ------------         -----------------
                           ---------------   ---------------        -----------             ------------         -----------------

                            GLOBAL ASSET                        U.S. GOVERNMENT AND
                           ALLOCATION FUND   HIGH YIELD FUND   HIGH QUALITY BOND FUND   NEW OPPORTUNITIES FUND   MONEY MARKET FUND
                             SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                            --------------    --------------   ----------------------   ----------------------   -----------------
OPERATIONS:
  Net investment income
   (loss)................    $  220,664        $  262,832            $  365,648               $--                   $   63,111
  Capital gains income...       377,169            30,477             --                       --                     --
  Net realized gain
   (loss) on security
   transactions..........         7,932             2,304                 8,903                  (22,886)             --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       742,644           287,986               197,331                3,111,259              --
                           ---------------   ---------------        -----------             ------------         -----------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     1,348,409           583,599               571,882                3,088,373                63,111
                           ---------------   ---------------        -----------             ------------         -----------------
UNIT TRANSACTIONS:
  Purchases..............       915,512         1,141,730             2,115,331                3,520,934               913,653
  Net transfers..........     1,954,680         2,371,151             1,005,018                3,467,996            (1,121,412)
  Surrenders.............      (253,433)         (123,172)             (435,871)                (593,906)              (15,304)
  Loan withdrawals.......       (55,347)         (115,508)              121,927                 (194,305)             (347,423)
  Cost of insurance......      (229,354)         (249,137)             (347,724)                (625,715)              (33,406)
                           ---------------   ---------------        -----------             ------------         -----------------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....     2,332,058         3,025,064             2,458,681                5,575,004              (603,892)
                           ---------------   ---------------        -----------             ------------         -----------------
  Total increase
   (decrease) in net
   assets................     3,680,467         3,608,663             3,030,563                8,663,377              (540,781)
NET ASSETS::
  Beginning of period....     5,843,879         2,529,920             4,774,443                9,937,742             1,736,579
                           ---------------   ---------------        -----------             ------------         -----------------
  End of period..........    $9,524,346        $6,138,583            $7,805,006               $18,601,119           $1,195,798
                           ---------------   ---------------        -----------             ------------         -----------------
                           ---------------   ---------------        -----------             ------------         -----------------

                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                           --------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................       $   91,969        $   44,660
  Capital gains income...          158,511            18,969
  Net realized gain
   (loss) on security
   transactions..........            3,430               450
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          (69,052)          (40,077)
                               -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          184,858            24,002
                               -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............           92,369            85,697
  Net transfers..........          (87,459)           23,881
  Surrenders.............          (39,065)           (6,868)
  Loan withdrawals.......           (4,161)             (531)
  Cost of insurance......          (22,817)          (11,771)
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....          (61,133)           90,408
                               -----------        -----------
  Total increase
   (decrease) in net
   assets................          123,725           114,410
NET ASSETS:
  Beginning of period....        3,150,915           955,941
                               -----------        -----------
  End of period..........       $3,274,640        $1,070,351
                               -----------        -----------
                               -----------        -----------
                           UTILITIES GROWTH AND   DIVERSIFIED
                               INCOME FUND        INCOME FUND
                               SUB-ACCOUNT        SUB-ACCOUNT
                            --------------    --------------   ----------
                             ------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................       $   76,374        $   30,216
  Capital gains income...          104,146             4,763
  Net realized gain
   (loss) on security
   transactions..........           19,472             2,460
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          433,410            10,461
                               -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          633,402            47,900
                               -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............          333,259           115,990
  Net transfers..........          386,953           402,910
  Surrenders.............         (177,522)          (12,188)
  Loan withdrawals.......           92,803              (751)
  Cost of insurance......          (75,120)          (33,003)
                               -----------        -----------
  Total increase
   (decrease) in net
   assets resulting from
   unit transactions.....          560,373           472,958
                               -----------        -----------
  Total increase
   (decrease) in net
   assets................        1,193,775           520,858
NET ASSETS::
  Beginning of period....        1,957,140           435,083
                               -----------        -----------
  End of period..........       $3,150,915        $  955,941
                               -----------        -----------
                               -----------        -----------

                      This page intentionally left blank.

                                                                              81
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One and to the Owners of Units of Interest therein:

We have audited the accompanying statement of assets and liabilities of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life One) (the Account) as of December 31, 1997, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Diversified Income Fund Sub-Account, Global Asset Allocation Fund Sub-Account, Global Growth Fund Sub-Account, Growth and Income Fund Sub-Account, High Yield Fund Sub-Account, Money Market Fund Sub-Account, New Opportunities Fund Sub-Account, U.S. Government and High Quality Bond Fund Sub-Account, Utilities Growth and Income Fund Sub-Account and Voyager Fund Sub-Account (constituting Hartford Life Insurance Company Putnam Capital Manager Trust Separate Account Variable Life
One) as of December 31, 1997, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
February 16, 1998

82
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS & LIABILITIES
DECEMBER 31, 1997

                           DIVERSIFIED    GLOBAL ASSET        GLOBAL
                           INCOME FUND   ALLOCATION FUND   GROWTH FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ---------------   ------------
ASSETS
Investments:
  Putnam VT Diversified
   Income Fund
    Shares         84,522
    Cost       $  933,072
    Market Value.........  $  955,941         --               --
  Putnam VT Global Asset
   Allocation Fund
    Shares        507,694
    Cost      $ 7,867,330
    Market Value.........      --          $9,524,337          --
  Putnam VT Global Growth
   Fund
    Shares      1,008,112
    Cost      $15,826,876
    Market Value.........      --             --           $18,488,776
  Putnam VT Growth and
   Income Fund
    Shares      1,093,848
    Cost      $24,578,018
    Market Value.........      --             --               --
  Putnam VT High Yield
   Fund
    Shares        450,704
    Cost      $ 5,688,833
    Market Value.........      --             --               --
  Putnam VT Money Market
   Fund
    Shares      1,197,125
    Cost      $ 1,197,125
    Market Value.........      --             --               --
  Putnam VT New
   Opportunities Fund
    Shares        876,202
    Cost      $15,478,626
    Market Value.........      --             --               --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares        581,595
    Cost      $ 7,508,993
    Market Value.........      --             --               --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        182,638
    Cost      $ 2,346,549
    Market Value.........      --             --               --
  Putnam VT Voyager Fund
    Shares      1,114,837
    Cost      $33,269,467
    Market Value.........      --             --               --
  Due From Hartford Life
   Insurance Company.....      --               5,039          --
  Receivable from fund
   shares sold...........      --             --               203,148
                           -----------   ---------------   ------------
  Total Assets...........     955,941       9,529,376       18,691,924
                           -----------   ---------------   ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --             --               240,966
  Payable for fund shares
   purchased.............      --               5,030          --
                           -----------   ---------------   ------------
  Total Liabilities......      --               5,030          240,966
                           -----------   ---------------   ------------
  Net Assets (variable
   life contract
   liabilities)..........  $  955,941      $9,524,346      $18,450,958
                           -----------   ---------------   ------------
                           -----------   ---------------   ------------
VARIABLE LIFE CONTRACTS:
Individual Sub-Accounts:
  Units Owned by
   Participants..........      73,792         520,040        1,015,150
  Unit Price.............  $12.954542      $18.314650      $ 18.175599
  Contract Liability.....  $  955,941      $9,524,346      $18,450,958
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........

   The accompanying notes are an integral part of these financial statements.

                                                                              83
--------------------------------------------------------------------------------

                                                                                           U.S. GOVERNMENT
                                                                                              AND HIGH        UTILITIES
                            GROWTH AND    HIGH YIELD       MONEY                            QUALITY BOND     GROWTH AND
                           INCOME FUND       FUND       MARKET FUND   NEW OPPORTUNITIES         FUND         INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    FUND SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           ------------   -----------   -----------   ------------------   ---------------   -----------
ASSETS
Investments:
  Putnam VT Diversified
   Income Fund
    Shares         84,522
    Cost       $  933,072
    Market Value.........      --             --            --              --                  --               --
  Putnam VT Global Asset
   Allocation Fund
    Shares        507,694
    Cost      $ 7,867,330
    Market Value.........      --             --            --              --                  --               --
  Putnam VT Global Growth
   Fund
    Shares      1,008,112
    Cost      $15,826,876
    Market Value.........      --             --            --              --                  --               --
  Putnam VT Growth and
   Income Fund
    Shares      1,093,848
    Cost      $24,578,018
    Market Value.........  $30,977,788        --            --              --                  --               --
  Putnam VT High Yield
   Fund
    Shares        450,704
    Cost      $ 5,688,833
    Market Value.........      --         $6,138,585        --              --                  --               --
  Putnam VT Money Market
   Fund
    Shares      1,197,125
    Cost      $ 1,197,125
    Market Value.........      --             --        $1,197,125          --                  --               --
  Putnam VT New
   Opportunities Fund
    Shares        876,202
    Cost      $15,478,626
    Market Value.........      --             --            --           $18,601,764            --               --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares        581,595
    Cost      $ 7,508,993
    Market Value.........      --             --            --              --               $7,805,005          --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        182,638
    Cost      $ 2,346,549
    Market Value.........      --             --            --              --                  --           $3,130,422
  Putnam VT Voyager Fund
    Shares      1,114,837
    Cost      $33,269,467
    Market Value.........      --             --            --              --                  --               --
  Due From Hartford Life
   Insurance Company.....      --             --            --              --                    5,967          --
  Receivable from fund
   shares sold...........      347,106         1,128        29,316             7,158            --               21,060
                           ------------   -----------   -----------   ------------------   ---------------   -----------
  Total Assets...........   31,324,894     6,139,713     1,226,441        18,608,922          7,810,972       3,151,482
                           ------------   -----------   -----------   ------------------   ---------------   -----------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      368,837         1,130        30,643             7,803            --                  567
  Payable for fund shares
   purchased.............      --             --            --              --                    5,966          --
                           ------------   -----------   -----------   ------------------   ---------------   -----------
  Total Liabilities......      368,837         1,130        30,643             7,803              5,966             567
                           ------------   -----------   -----------   ------------------   ---------------   -----------
  Net Assets (variable
   life contract
   liabilities)..........  $30,956,057    $6,138,583    $1,195,798       $18,601,119         $7,805,006      $3,150,915
                           ------------   -----------   -----------   ------------------   ---------------   -----------
                           ------------   -----------   -----------   ------------------   ---------------   -----------
VARIABLE LIFE CONTRACTS:
Individual Sub-Accounts:
  Units Owned by
   Participants..........    1,400,110       371,017       971,108         1,017,296            574,532         167,356
  Unit Price.............  $ 22.109731    $16.545266    $ 1.231375       $ 18.284859         $13.584990      $18.827631
  Contract Liability.....  $30,956,057    $6,138,583    $1,195,798       $18,601,119         $7,805,006      $3,150,915
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........


                           VOYAGER FUND
                            SUB-ACCOUNT
                           -------------
ASSETS
Investments:
  Putnam VT Diversified
   Income Fund
    Shares         84,522
    Cost       $  933,072
    Market Value.........       --
  Putnam VT Global Asset
   Allocation Fund
    Shares        507,694
    Cost      $ 7,867,330
    Market Value.........       --
  Putnam VT Global Growth
   Fund
    Shares      1,008,112
    Cost      $15,826,876
    Market Value.........       --
  Putnam VT Growth and
   Income Fund
    Shares      1,093,848
    Cost      $24,578,018
    Market Value.........       --
  Putnam VT High Yield
   Fund
    Shares        450,704
    Cost      $ 5,688,833
    Market Value.........       --
  Putnam VT Money Market
   Fund
    Shares      1,197,125
    Cost      $ 1,197,125
    Market Value.........       --
  Putnam VT New
   Opportunities Fund
    Shares        876,202
    Cost      $15,478,626
    Market Value.........       --
  Putnam VT U.S.
   Government and High
   Quality Fund
    Shares        581,595
    Cost      $ 7,508,993
    Market Value.........       --
  Putnam VT Utilities
   Growth & Income Fund
    Shares        182,638
    Cost      $ 2,346,549
    Market Value.........       --
  Putnam VT Voyager Fund
    Shares      1,114,837
    Cost      $33,269,467
    Market Value.........  $ 43,567,817
  Due From Hartford Life
   Insurance Company.....         7,236
  Receivable from fund
   shares sold...........       --
                           -------------
  Total Assets...........    43,575,053
                           -------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --
  Payable for fund shares
   purchased.............         8,109
                           -------------
  Total Liabilities......         8,109
                           -------------
  Net Assets (variable
   life contract
   liabilities)..........  $ 43,566,944
                           -------------
                           -------------
VARIABLE LIFE CONTRACTS:
Individual Sub-Accounts:
  Units Owned by
   Participants..........     1,878,936
  Unit Price.............  $  23.187025
  Contract Liability.....  $ 43,566,944
GRAND TOTAL CONTRACT
  LIABILITY (ALL
  SUB-ACCOUNTS)..........  $140,345,667

84
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                           DIVERSIFIED    GLOBAL ASSET       GLOBAL
                             INCOME      ALLOCATION FUND   GROWTH FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ---------------   -----------
INVESTMENT INCOME:
  Dividends..............    $30,216       $  220,664      $  334,261
CAPITAL GAINS INCOME.....      4,763          377,169         359,534
                           -----------   ---------------   -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      2,460            7,932         (33,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     10,461          742,644       1,236,428
                           -----------   ---------------   -----------
  Net gain (loss) on
   investments...........     12,921          750,576       1,202,758
                           -----------   ---------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    $47,900       $1,348,409      $1,896,553
                           -----------   ---------------   -----------
                           -----------   ---------------   -----------

   The accompanying notes are an integral part of these financial statements.

                                                                              85
--------------------------------------------------------------------------------

                                                                                          U.S. GOVERNMENT AND    UTILITIES
                           GROWTH AND       HIGH          MONEY             NEW              HIGH QUALITY       GROWTH AND
                           INCOME FUND   YIELD FUND    MARKET FUND   OPPORTUNITIES FUND        BOND FUND        INCOME FUND
                           SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           -----------   -----------   -----------   ------------------   -------------------   -----------
INVESTMENT INCOME:
  Dividends..............  $  397,806     $262,832       $63,111         $ --                  $365,648          $ 76,374
CAPITAL GAINS INCOME.....     968,274       30,477        --               --                  --                 104,146
                           -----------   -----------   -----------   ------------------        --------         -----------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      12,251        2,304        --                (22,886)              8,903            19,472
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   3,534,550      287,986        --              3,111,259             197,331           433,410
                           -----------   -----------   -----------   ------------------        --------         -----------
  Net gain (loss) on
   investments...........   3,546,801      290,290        --              3,088,373             206,234           452,882
                           -----------   -----------   -----------   ------------------        --------         -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............  $4,912,881     $583,599       $63,111         $3,088,373            $571,882          $633,402
                           -----------   -----------   -----------   ------------------        --------         -----------
                           -----------   -----------   -----------   ------------------        --------         -----------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
INVESTMENT INCOME:
  Dividends..............   $   60,565
CAPITAL GAINS INCOME.....    1,305,213
                           ------------
NET REALIZED AND
  UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       11,110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    6,852,337
                           ------------
  Net gain (loss) on
   investments...........    6,863,447
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   $8,229,225
                           ------------
                           ------------

86
--------------------------------------------------------------------------------

PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997

                           DIVERSIFIED    GLOBAL ASSET        GLOBAL
                           INCOME FUND   ALLOCATION FUND   GROWTH FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ---------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $ 30,216       $  220,664      $   334,261
  Capital gains income...      4,763          377,169          359,534
  Net realized gain
   (loss) on security
   transactions..........      2,460            7,932          (33,670)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     10,461          742,644        1,236,428
                           -----------   ---------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     47,900        1,348,409        1,896,553
                           -----------   ---------------   ------------
UNIT TRANSACTIONS:
  Purchases..............    115,990          915,512        3,752,372
  Net transfers..........    402,910        1,954,680        2,721,380
  Surrenders.............    (12,188)        (253,433)        (884,502)
  Loan withdrawals.......       (751)         (55,347)        (131,484)
  Cost of insurance......    (33,003)        (229,354)        (683,606)
                           -----------   ---------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    472,958        2,332,058        4,774,160
                           -----------   ---------------   ------------
  Total increase
   (decrease) in net
   assets................    520,858        3,680,467        6,670,713
NET ASSETS:
  Beginning of period....    435,083        5,843,879       11,780,245
                           -----------   ---------------   ------------
  End of period..........   $955,941       $9,524,346      $18,450,958
                           -----------   ---------------   ------------
                           -----------   ---------------   ------------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                           DIVERSIFIED    GLOBAL ASSET        GLOBAL
                           INCOME FUND   ALLOCATION FUND   GROWTH FUND
                           SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           -----------   ---------------   ------------
OPERATIONS:
  Net investment income
   (loss)................   $  3,462       $  188,398      $   127,576
  Capital gains income...     --              123,629          185,843
  Net realized gain
   (loss) on security
   transactions..........        552           (7,261)            (629)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     11,226          402,313          939,399
                           -----------   ---------------   ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     15,240          707,079        1,252,189
                           -----------   ---------------   ------------
UNIT TRANSACTIONS:
  Purchases..............     24,807          452,006        2,362,436
  Net transfers..........    389,351        1,230,543        4,268,747
  Surrenders.............     (2,488)        (134,352)        (261,978)
  Loan withdrawals.......     --              (15,060)        (136,654)
  Cost of insurance......     (6,035)        (129,436)        (380,278)
                           -----------   ---------------   ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    405,635        1,403,701        5,852,273
                           -----------   ---------------   ------------
  Total increase
   (decrease) in net
   assets................    420,875        2,110,780        7,104,462
NET ASSETS:
  Beginning of period....     14,208        3,733,099        4,675,783
                           -----------   ---------------   ------------
  End of period..........   $435,083       $5,843,879      $11,780,245
                           -----------   ---------------   ------------
                           -----------   ---------------   ------------

   The accompanying notes are an integral part of these financial statements.

                                                                              87
--------------------------------------------------------------------------------

                                                                                            U.S. GOVERNMENT AND    UTILITIES
                            GROWTH AND       HIGH       MONEY MARKET          NEW              HIGH QUALITY       GROWTH AND
                           INCOME FUND    YIELD FUND        FUND       OPPORTUNITIES FUND        BOND FUND        INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   -----------   ------------   ------------------   -------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $   397,806    $  262,832    $     63,111      $  --                 $  365,648        $   76,374
  Capital gains income...      968,274        30,477         --              --                   --                 104,146
  Net realized gain
   (loss) on security
   transactions..........       12,251         2,304         --               (22,886)               8,903            19,472
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    3,534,550       287,986         --             3,111,259              197,331           433,410
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    4,912,881       583,599          63,111        3,088,373              571,882           633,402
                           ------------   -----------   ------------   ------------------   -------------------   -----------
UNIT TRANSACTIONS:
  Purchases..............    4,532,202     1,141,730         913,653        3,520,934            2,115,331           333,259
  Net transfers..........    7,767,156     2,371,153      (1,121,412)       3,467,996            1,005,018           386,953
  Surrenders.............   (1,298,679)     (123,174)        (15,304)        (593,906)            (435,871)         (177,522)
  Loan withdrawals.......     (577,327)     (115,508)       (347,423)        (194,305)             121,927            92,803
  Cost of insurance......     (929,434)     (249,137)        (33,406)        (625,715)            (347,724)          (75,120)
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    9,493,918     3,025,064        (603,892)       5,575,004            2,458,681           560,373
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  Total increase
   (decrease) in net
   assets................   14,406,799     3,608,663        (540,781)       8,663,377            3,030,563         1,193,775
NET ASSETS:
  Beginning of period....   16,549,258     2,529,920       1,736,579        9,937,742            4,774,443         1,957,140
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  End of period..........  $30,956,057    $6,138,583    $  1,195,798      $18,601,119           $7,805,006        $3,150,915
                           ------------   -----------   ------------   ------------------   -------------------   -----------
                           ------------   -----------   ------------   ------------------   -------------------   -----------

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996

                                                                                            U.S. GOVERNMENT AND    UTILITIES
                            GROWTH AND       HIGH          MONEY              NEW              HIGH QUALITY       GROWTH AND
                           INCOME FUND    YIELD FUND    MARKET FUND    OPPORTUNITIES FUND        BOND FUND        INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
                           ------------   -----------   ------------   ------------------   -------------------   -----------
OPERATIONS:
  Net investment income
   (loss)................  $   373,127    $  100,269    $     64,821      $  --                 $  118,810        $   54,039
  Capital gains income...      169,182        --             --              --                   --                  --
  Net realized gain
   (loss) on security
   transactions..........        3,431         1,207         --               (12,125)               1,512             5,913
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,721,046       110,874         --               (46,287)              39,260           187,466
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    2,266,786       212,350          64,821          (58,412)             159,582           247,418
                           ------------   -----------   ------------   ------------------   -------------------   -----------
UNIT TRANSACTIONS:
  Purchases..............    2,593,033       623,832         222,153        1,916,795              851,577           197,577
  Net transfers..........    5,653,969       827,225       1,174,039        7,598,113            2,649,806           374,918
  Surrenders.............     (232,793)      (75,658)        (15,114)        (180,695)             (43,664)          (23,356)
  Loan withdrawals.......     (131,861)      (62,507)        (32,391)         (15,220)             (88,504)           (8,504)
  Cost of insurance......     (386,556)     (118,676)        (75,543)        (207,683)            (175,229)          (46,157)
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    7,495,792     1,194,216       1,273,144        9,111,310            3,193,986           494,478
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  Total increase
   (decrease) in net
   assets................    9,762,578     1,406,566       1,337,965        9,052,898            3,353,568           741,896
NET ASSETS:
  Beginning of period....    6,786,680     1,123,354         398,614          884,844            1,420,875         1,215,244
                           ------------   -----------   ------------   ------------------   -------------------   -----------
  End of period..........  $16,549,258    $2,529,920    $  1,736,579      $ 9,937,742           $4,774,443        $1,957,140
                           ------------   -----------   ------------   ------------------   -------------------   -----------
                           ------------   -----------   ------------   ------------------   -------------------   -----------


                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $    60,565
  Capital gains income...    1,305,213
  Net realized gain
   (loss) on security
   transactions..........       11,110
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    6,852,337
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    8,229,225
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    7,068,448
  Net transfers..........    6,792,739
  Surrenders.............   (1,517,033)
  Loan withdrawals.......     (425,937)
  Cost of insurance......   (1,444,364)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   10,473,853
                           ------------
  Total increase
   (decrease) in net
   assets................   18,703,078
NET ASSETS:
  Beginning of period....   24,863,866
                           ------------
  End of period..........  $43,566,944
                           ------------
                           ------------
STATEMENT OF CHANGES IN N
FOR THE YEAR ENDED DECEMB

                           VOYAGER FUND
                           SUB-ACCOUNT
                           ------------
OPERATIONS:
  Net investment income
   (loss)................  $   275,323
  Capital gains income...      535,426
  Net realized gain
   (loss) on security
   transactions..........      (21,665)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    1,014,491
                           ------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    1,803,575
                           ------------
UNIT TRANSACTIONS:
  Purchases..............    4,304,397
  Net transfers..........    9,073,061
  Surrenders.............     (688,697)
  Loan withdrawals.......     (311,045)
  Cost of insurance......     (810,828)
                           ------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   11,566,888
                           ------------
  Total increase
   (decrease) in net
   assets................   13,370,463
NET ASSETS:
  Beginning of period....   11,493,403
                           ------------
  End of period..........  $24,863,866
                           ------------
                           ------------

88
--------------------------------------------------------------------------------

        PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT VARIABLE LIFE ONE
                        HARTFORD LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               DECEMBER 31, 1997

 1. ORGANIZATION:

    Separate Account Variable Life One (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. The Account consists of twenty two sub-accounts. These financial statements include ten sub-accounts which invest solely in the Putnam VT funds (the Funds). The other twelve sub-accounts, which invest in the Hartford and Fidelity Mutual Funds, are presented in separate financial statements. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in the various mutual funds as directed by the contractholders.

 2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

    A) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents dividends from the Funds which are characterized as capital gains under tax regulations.

    B) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1997.

    C) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

    D) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3. ADMINISTRATION OF THE ACCOUNT AND
   RELATED CHARGES:

    In accordance with the terms of the contracts, the Company makes deductions for mortality and expense undertakings, cost of insurance, administrative fees, and state premium taxes. These charges are deducted through termination of units of interest from applicable contract owners' accounts, in accordance with the terms of the contracts.

                      This page intentionally left blank.

90
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONDENSED CONSOLIDATED STATEMENTS OF INCOME

                                                       THREE MONTHS
                                                           ENDED
                                                         MARCH 31,
                                                      ---------------
                                                       1998     1997
                                                      ------   ------
                                                       (IN MILLIONS)
                                                        (UNAUDITED)
 Revenues
   Premiums and other considerations...............   $  563   $  310
   Net investment income...........................      352      337
   Net realized capital gains......................       --        4
                                                      ------   ------
     Total revenues................................      915      651
                                                      ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................      398      342
   Amortization of deferred policy acquisition
    costs..........................................       94       81
   Dividends to policyholders......................      107       54
   Other insurance expenses........................      188       73
                                                      ------   ------
     Total benefits, claims and expenses...........      787      550
                                                      ------   ------
   Income before income tax expense................      128      101
   Income tax expense..............................       45       38
                                                      ------   ------
   Net income......................................   $   83   $   63
                                                      ------   ------
                                                      ------   ------

           See Notes to Condensed Consolidated Financial Statements.

                                                                              91
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONDENSED CONSOLIDATED BALANCE SHEETS

                                                       MARCH    DECEMBER
                                                        31,     31,
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
                                                         (UNAUDITED)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,336 and
    $13,885).......................................   $14,609   $14,176
   Equity securities, available for sale, at fair
    value..........................................       188      180
   Policy loans, at outstanding balance............     3,760    3,756
   Other investments, at cost......................       235       47
                                                      -------   -------
     Total investments.............................    18,792   18,159
   Cash............................................        52       54
   Premiums and amounts receivable.................        23       18
   Accrued investment income.......................       353      330
   Reinsurance recoverable.........................     6,040    6,325
   Deferred policy acquisition costs...............     3,430    3,315
   Deferred income tax.............................       454      348
   Other assets....................................       207      352
   Separate account assets.........................    77,457   69,055
                                                      -------   -------
     Total assets..................................   $106,808  $97,956
                                                      -------   -------
                                                      -------   -------
 Liabilities
   Future policy benefits..........................   $ 3,325   $3,270
   Other policyholder funds........................    20,980   21,034
   Other liabilities...............................     2,622    2,254
   Separate account liabilities....................    77,457   69,055
                                                      -------   -------
     Total liabilities.............................   104,384   95,613
                                                      -------   -------
 Stockholder's Equity
   Common stock - authorized 1,000; issued and
    outstanding, par value $5,690..................         6        6
   Capital surplus.................................     1,045    1,045
   Accumulated other comprehensive income
    Net unrealized capital gains on securities, net
    of tax.........................................       177      179
    Total accumulated other comprehensive income...       177      179
    Retained earnings..............................     1,196    1,113
                                                      -------   -------
     Total stockholder's equity....................     2,424    2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $106,808  $97,956
                                                      -------   -------
                                                      -------   -------

           See Notes to Condensed Consolidated Financial Statements.

92
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONDENSED CONSOLIDATED STATEMENTS OF
                        CHANGES IN STOCKHOLDER'S EQUITY

THREE MONTHS ENDED MARCH 31, 1998 (UNAUDITED)

                                                                     ACCUMULATED OTHER
                                                                       COMPREHENSIVE
                                                                           INCOME
                                           ----------------------------------------------------------------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL       SECURITIES, NET    RETAINED     STOCKHOLDERS'
                                           STOCK      SURPLUS           OF TAX         EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
                                                                        (UNAUDITED)
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
 Comprehensive Income
   Net income............................    --            --              --               83             83
   Other comprehensive income, net of
    tax:
    Change in unrealized capital gains
     (losses) on securities (1)(2).......    --            --              (2)              --             (2)
   Total other comprehensive income......    --            --              --               --             (2)
 Total Comprehensive Income..............                                                                  81
                                             --
                                                       ------          ------         -----------      ------
 Balance, March 31, 1998.................    $6        $1,045            $177           $1,196         $2,424
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

THREE MONTHS ENDED MARCH 31, 1997 (UNAUDITED)

                                                                     ACCUMULATED OTHER
                                                                       COMPREHENSIVE
                                                                           INCOME
                                           ----------------------------------------------------------------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL       SECURITIES, NET    RETAINED     STOCKHOLDERS'
                                           STOCK      SURPLUS           OF TAX         EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
                                                                        (UNAUDITED)
 Balance, December 31, 1996..............    $6        $1,045            $ 30           $  811         $1,892
 Comprehensive Income
   Net income............................    --            --              --               63             63
   Other comprehensive income, net of
    tax:
    Change in unrealized capital gains
     (losses) on securities (1)(2).......    --            --             (87)              --            (87)
   Total other comprehensive income......    --            --              --               --            (87)
 Total Comprehensive Income..............    --            --              --               --             24
                                             --
                                                       ------          ------         -----------      ------
 Balance March 31, 1997..................    $6        $1,045            $(57)          $  874         $1,868
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

---------

(1) Unrealized gain (loss) on securities is net of tax expense (benefit) of $95 and $(34) for March 31, 1998 and 1997, respectively.

(2) Net of reclassification adjustment for gains realized in net income of $0 and $4 for March 31, 1998 and 1997, respectively.

           See Notes to Condensed Consolidated Financial Statements.

                                                                              93
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS

                                          THREE MONTHS ENDED
                                               MARCH 31,
                                          -------------------
                                            1998       1997
                                          --------   --------
                                             (IN MILLIONS)
                                              (UNAUDITED)
Operating Activities
  Net income............................  $     83   $     63
Adjustments to Net Income:
  Depreciation and amortization.........        (5)         5
  Net realized capital gains............        --         (4)
  (Increase) decrease in deferred income
   taxes................................      (102)        21
  Increase in deferred policy
   acquisition costs....................      (115)      (128)
  (Increase) decrease in premiums
   receivable and agents' balances......        (5)        32
  (Increase) decrease in accrued
   investment income....................       (23)        57
  Decrease in other assets..............       104         25
  Decrease (increase) in reinsurance
   recoverables.........................        23       (112)
  Increase in liabilities for future
   policy benefits......................        55        158
  Increase in other liabilities.........        74        227
                                          --------   --------
    Cash provided by operating
     activities.........................        89        344
                                          --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (2,014)    (1,525)
  Sales of fixed maturity investments...     1,162        985
  Maturities and principal paydowns of
   fixed maturity investments...........       459        664
  Net (purchases) sales of other
   investments..........................      (118)       111
  Net sales (purchases) of short-term
   investments..........................       211       (102)
                                          --------   --------
    Cash (used for) provided by
     investing activities...............      (300)       133
                                          --------   --------
Financing Activities
  Net receipts from (disbursements for)
   investment and universal life-type
   contracts credited to (charged
   against) policyholder accounts.......       209       (447)
                                          --------   --------
  Cash provided by (used for) financing
   activities...........................       209       (447)
                                          --------   --------
  (Decrease) increase in cash...........        (2)        30
  Cash -- beginning of period...........        54         43
                                          --------   --------
  Cash -- end of period.................  $     52   $     73
                                          --------   --------
                                          --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Period for:
  Income taxes..........................  $     56   $     41
                                          --------   --------
                                          --------   --------

           See Notes to Condensed Consolidated Financial Statements.

94                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR SHARE DATA UNLESS OTHERWISE STATED)
                                  (UNAUDITED)

 1. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    The accompanying unaudited condensed consolidated financial statements of Hartford Life Insurance Company (the "Company") have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and note disclosures which are normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to those rules and regulations, although the Company believes that the disclosures made are adequate to make the information presented not misleading. In the opinion of management, these statements include all adjustments which were normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for the periods presented.

    For a description of accounting policies, see Note 2 of Notes to Consolidated Financial Statements in the Company's 1997 Form 10-K Annual Report.

    Certain reclassifications have been made to prior year financial information to conform to the current year classification of transactions and accounts.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In March 1998, the American Institute of Certified Public Accountants issued Statement of Position ("SOP") No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Condensed Consolidated Statement of Changes in Stockholder's Equity.

 2. INITIAL PUBLIC OFFERING ("IPO")

    On February 10, 1997, the Company's indirect parent, Hartford Life, Inc. ("Hartford Life"), filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to Hartford Life and Accident Insurance Company, the Company's direct parent, to support growth in its core businesses.

    The 26 million shares sold in the IPO represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 3. COMMITMENTS AND CONTINGENCIES

LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              95
--------------------------------------------------------------------------------

ITEM 2. MANAGEMENT'S DISCUSSION AND ANALYSIS OF
       FINANCIAL CONDITION AND RESULTS OF OPERATIONS
       (DOLLAR AMOUNTS IN MILLIONS EXCEPT FOR PER SHARE DATA UNLESS OTHERWISE STATED)

Management's Discussion and Analysis of Financial Condition and Results of Operations ("MD&A") addresses the financial condition of the Company as of March 31, 1998, compared with December 31, 1997, and its results of operations for the three months ended March 31, 1998 compared with the equivalent 1997 period. This discussion should be read in conjunction with the MD&A in the Company's 1997 Form 10-K Annual Report.

    Certain statements contained in this discussion, other than statements of historical fact, are forward-looking statements. These statements are made pursuant to the safe harbor provisions of the Private Securities Litigation Reform Act of 1995 and include estimates and assumptions related to economic, competitive and legislative developments. These forward-looking statements are subject to change and uncertainty which are, in many instances, beyond the Company's control and have been made based upon management's expectations and beliefs concerning future developments and their potential effect on Hartford Life Insurance Company and subsidiaries (the "Company"). There can be no assurance that future developments will be in accordance with management's expectations or that the effect of future developments on the Company will be those anticipated by management. Actual results could differ materially from those expected by the Company, depending on the outcome of certain factors, including those described in the forward-looking statements.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

INDEX

Consolidated Results of
 Operations:....................
Operating Summary...............                 8
Annuity.........................                 9
Individual Life Insurance.......                10
Employee Benefits...............                10
Guaranteed Investment
 Contracts......................                11
Accounting Standards............                11

CONSOLIDATED RESULTS OF OPERATIONS:
OPERATING SUMMARY

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     915  $     651
Expenses.........................................        832        588
                                                   ---------  ---------
  Net Income.....................................  $      83  $      63
                                                   ---------  ---------
                                                   ---------  ---------

    The Company's insurance business operates in three principal segments:
Annuity, Individual Life Insurance, and Employee Benefits as well as a Guaranteed Investments Contracts segment, which is primarily comprised of business written prior to 1995. The Company also maintains a Corporate operation through which it reports items that are not directly allocable to any of its business segments.

    The Annuity segment focuses on the savings and retirement needs of the growing number of individuals who are preparing for retirement or have already retired. This segment consists of two areas of operation: Individual Annuity and Group Annuity. The variety of products sold within this segment reflects the diverse nature of the market. These include, in the Individual Annuity area, individual variable annuities, fixed market value adjusted ("MVA") annuities, and mutual funds; and in the Group Annuity area, deferred compensation and retirement plan services for municipal governments and corporations, structured settlement contracts and other special purpose annuity contracts, and investment management contracts. The Individual Life Insurance segment, which focuses on the high end estate and business planning markets, sells a variety of life insurance products, including variable life and universal life insurance. The Employee Benefits segment consists of two areas of operation: Group Insurance and Specialty Insurance. Through Group Insurance, the Company offers products such as group life insurance, group short- and long-term disability and accidental death and dismemberment. Substantially all of the Group Insurance business directly written by the Company is ceded to its direct parent, Hartford Life and Accident Insurance Company. Specialty Insurance primarily consists of the Company's corporate owned life insurance ("COLI") business. The Guaranteed Investment Contracts segment consists of guaranteed rate contract ("GRC") business that is supported by assets held in either the Company's general account or a guaranteed separate account and includes a closed block of guaranteed rate contracts ("Closed Book GRC"). The Company decided in 1995, after a thorough review of its GRC business, that it would significantly de-emphasize general account GRC, choosing to focus its distribution efforts on other products sold through other divisions. Management expects no material income or loss from the Guaranteed Investment Contracts segment in the future.

    Revenues increased $264, or 41%, to $915 for the first quarter of 1998 from $651 for the comparable period in 1997. This was partially due to COLI revenues which increased $161 due to renewal premium on leveraged COLI and increased fees associated with variable COLI sales. Excluding COLI, revenues increased $103, or 22%, over the first quarter of 1997. This increase was driven by the Annuity segment whose revenues increased $101, or 36%, for the first quarter of 1998 as compared to the first quarter of 1997. This increase was due to higher fee income earned on growing annuity account values where the average account

96                              HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

value grew $18.9 billion, or 37%, to $70.6 billion at March 31, 1998 from $51.7 billion at March 31, 1997 due to market appreciation and new sales. Also, Individual Life Insurance revenues increased $17, or 15%, for the first quarter of 1998 as compared to the first quarter of 1997 due to increased cost of insurance charges and other fee income on the Company's growing block of variable life business. Partially offsetting the increases discussed above was a $20 decline in revenues related to Closed Book GRC.

    Expenses increased $244, or 41%, to $832 for the first quarter of 1998 from $588 for the comparable period in 1997. The increase was partially driven by COLI, whose expenses increased $160 as a result of increased operating expenses associated with significant renewal premium and variable COLI sales for the quarter ended March 31, 1998. Excluding COLI, expenses increased $84, or 20%, over the first quarter of 1997. Annuity expenses grew $81 primarily due to higher amortization of deferred policy acquisition costs and operating expenses. Individual Life Insurance expenses increased $15 primarily due to higher benefits, claims, and claim adjustment expenses, which is consistent with the growth in this blocks of business. Partially offsetting the increases discussed above was a $20 decline in expenses related to Closed Book GRC.

    Net income increased $20, or 32%, to $83 for the first quarter of 1998 from $63 for the first quarter of 1997 primarily due to growth in the Annuity and the Individual Life Insurance segments. Annuity earnings increased $20, or 47%, due to increasing account values resulting from significant stock market appreciation and new sales, particularly in Individual Annuity. Individual Life Insurance earnings increased $2, or 18%, as a result of strong sales and growing account values. Guaranteed Investment Contracts had no net income in the first quarter of 1998 or 1997, consistent with management's expectations.

SEGMENT RESULTS

    The Company's reporting segments, which reflect the management structure of the Company, consist of Annuity, Individual Life Insurance, Employee Benefits, Guaranteed Investment Contracts and a Corporate Operation.

    Below is a summary of net income by segment.

                                                     FIRST QUARTER ENDED
                                                          MARCH 31,
                                                     --------------------
                                                       1998       1997
                                                     ---------  ---------
Annuity............................................        $63        $43
Individual Life Insurance..........................         13         11
Employee Benefits..................................          6          6
Guaranteed Investment Contracts....................     --         --
Corporate Operation................................          1          3
                                                           ---        ---
  Net Income.......................................        $83        $63
                                                           ---        ---
                                                           ---        ---

    The sections that follow analyze each segment's results.

ANNUITY

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     381  $     280
Expenses.........................................        318        237
                                                   ---------  ---------
  Net Income.....................................  $      63  $      43
                                                   ---------  ---------
                                                   ---------  ---------

    Revenues increased $101, or 36%, to $381 as of March 31, 1998 from $280 as of March 31, 1997. Individual Annuity revenues increased $90, or 50%, over the first quarter of 1997 primarily due to higher fee income earned on growth in individual variable annuity account values. Average individual variable annuity account values grew $16.9 billion, or 51%, to $50.2 billion as of March 31, 1998 from $33.3 billion as of March 31, 1997. This growth was the result of significant market appreciation as well as strong sales of $2.4 billion in the first quarter of 1998. Also, Group Annuity revenues increased $11, or 11%, as of March 31, 1998 as compared to March 31, 1997 due to higher net investment income resulting from growth in assets under management. Group Annuity average account values grew $2.0 billion, or 22%, to $11.1 billion as March 31, 1998 from $9.1 billion as of March 31, 1997 due to market appreciation and new deposits.

    Expenses increased $81, or 34%, to $318 as of March 31, 1998 from $237 as of March 31, 1997. Benefits, claims and claim adjustment expenses increased $14 primarily due to increased interest credited on Individual Annuity general account values, which increased $1.3 billion, or 43%, to $4.2 billion at March 31, 1998 from $2.9 billion at March 31, 1997. Amortization of DPAC increased $20 as prior and current year sales remained strong. Also, other business expenses increased $37 as a result of the growth in this segment. However, operating expenses as a percentage of average account value declined from 1997 levels.

    Annuity net income increased $20, or 47%, to $63 as of March 31, 1998 from $43 as of March 31, 1997 as a result of growing average account values discussed above and operating expense efficiencies.

INDIVIDUAL LIFE INSURANCE

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     128  $     111
Expenses.........................................        115        100
                                                   ---------  ---------
  Net Income.....................................  $      13  $      11
                                                   ---------  ---------
                                                   ---------  ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                              97
--------------------------------------------------------------------------------

    Revenues increased $17, or 15%, to $128 as of March 31, 1998 from $111 as of March 31, 1997. This increase was primarily due to higher cost of insurance charges and other fee income earned on the Company's growing block of variable life insurance. Variable life average account values increased $540, or 84%, to $1.2 billion as of March 31, 1998 from $640 as of March 31, 1997 due to market appreciation and strong sales. Variable life product sales constituted 75%, or $24, of total Individual Life Insurance new sales in the first quarter of 1998, an increased of $9, or 60%, compared to the same period in 1997.

    Expenses increased $15, or 15%, to $115 as of March 31, 1998 from $100 as of March 31, 1997. This increase was primarily the result of higher benefits, claims, and claim adjustment expenses of $20 due to the growth in this segment as well as increased mortality experience in the first quarter of 1998. Net income increased $2, or 18%, to $13 as of March 31, 1998 from $11 as of March 31, 1997.

EMPLOYEE BENEFITS

                                                   FIRST QUARTER ENDED
                                                        MARCH 31,
                                                   --------------------
                                                     1998       1997
                                                   ---------  ---------
Revenues.........................................  $     348  $     179
Expenses.........................................        342        173
                                                   ---------  ---------
  Net Income.....................................  $       6  $       6
                                                   ---------  ---------
                                                   ---------  ---------

    Revenues increased $169, or 94%, to $348 as of March 31, 1998 from $179 as of March 31, 1997. This was primarily due to COLI whose revenues increased $161, or 90%, for the first quarter of 1998 as compared to the first quarter of 1997. This increase was due to $80 of renewal premium on leveraged COLI as well as increase in fee income of $78 related to new sales of variable COLI.

    Expenses increased $169, or 98%, to $342 as of March 31, 1998 from $173 as of March 31, 1997. COLI expenses increased $160 primarily due to higher expenses associated with the first quarter 1998 increased variable COLI sales and leveraged COLI renewal premium. Net income was consistent with the prior year results.

GUARANTEED INVESTMENT CONTRACTS

                                                      FIRST QUARTER ENDED
                                                           MARCH 31,
                                                     ----------------------
                                                        1998        1997
                                                       -----       -----
Revenues...........................................        $52         $72
Expenses...........................................         52          72
                                                           ---         ---
  Net Income.......................................        $--         $--
                                                           ---         ---
                                                           ---         ---

    This segment reported no net income for the first quarter of 1998 and 1997 consistent with management's expectations that net income (loss) from Closed Book GRC in the years subsequent to 1996 will be immaterial based on the Company's current projections for the performance of the assets and liabilities associated with Closed Book GRC. However, no assurance can be given that, under certain unanticipated economic circumstances which result in the Company's assumptions being proven inaccurate, further losses in respect of Closed Book GRC will not occur in the future.

ACCOUNTING STANDARDS

    For a discussion of accounting standards, see Note 1 of Notes to Condensed Consolidated Financial Statements.

                               OTHER INFORMATION

ITEM 1. LEGAL PROCEEDINGS

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

ITEM 6. EXHIBITS AND REPORTS ON FORM 8-K

    (a) Exhibits -- See Exhibits Index

    (b) Reports on Form 8-K -- None
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
                                                                              99
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company (the "Company") and subsidiaries as of December 31, 1997 and 1996, and the related Consolidated Statements of Income, Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1997. These consolidated financial statements and the schedules referred to below are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 27, 1998

100
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1997     1996     1995
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $1,637   $1,705   $1,487
   Net investment income...........................    1,368    1,397    1,328
   Net realized capital gains (losses).............        4     (213)     (11)
                                                      ------   ------   ------
     Total revenues................................    3,009    2,889    2,804
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,379    1,535    1,422
   Amortization of deferred policy acquisition
    costs..........................................      335      234      199
   Dividends to policyholders......................      240      635      675
   Other expenses..................................      586      427      317
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    2,540    2,831    2,613
                                                      ------   ------   ------
   Income before income tax expense................      469       58      191
   Income tax expense..............................      167       20       62
                                                      ------   ------   ------
 Net income........................................   $  302   $   38   $  129
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

                                                                             101
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1997      1996
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $13,885 and
    $13,579).......................................   $14,176   $13,624
   Equity securities, at fair value................       180       119
   Policy loans, at outstanding balance............     3,756     3,836
   Other investments, at cost......................        47        56
                                                      -------   -------
     Total investments.............................    18,159    17,635
   Cash............................................        54        43
   Premiums receivable and agents' balances........        18       137
   Accrued investment income.......................       330       407
   Reinsurance recoverables........................     6,325     6,259
   Deferred policy acquisition costs...............     3,315     2,760
   Deferred income tax.............................       348       474
   Other assets....................................       352       357
   Separate account assets.........................    69,055    49,690
                                                      -------   -------
     Total assets..................................   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,270   $ 2,474
   Other policyholder funds........................    21,034    22,134
   Other liabilities...............................     2,254     1,572
   Separate account liabilities....................    69,055    49,690
                                                      -------   -------
     Total liabilities.............................    95,613    75,870
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Additional paid in capital......................     1,045     1,045
   Net unrealized capital gains on securities, net
    of tax.........................................       179        30
   Retained earnings...............................     1,113       811
                                                      -------   -------
     Total stockholder's equity....................     2,343     1,892
                                                      -------   -------
   Total liabilities and stockholder's equity......   $97,956   $77,762
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

102
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                     ADDITIONAL       (LOSSES) ON                       TOTAL
                                           COMMON     PAID IN         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      CAPITAL         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 Balance, December 31, 1994..............    $6        $  826            $(654)         $  644         $  822
   Net income............................    --            --              --              129            129
   Capital contribution..................    --           181              --               --            181
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             597               --            597
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1995..............     6         1,007             (57)             773          1,729
   Net income............................    --            --              --               38             38
   Capital contribution..................    --            38              --               --             38
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --              87               --             87
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1996..............     6         1,045              30              811          1,892
   Net income............................    --            --              --              302            302
   Change in net unrealized capital gains
    (losses) on securities, net of tax...    --            --             149               --            149
                                             --
                                                       ------          ------         -----------      ------
 Balance, December 31, 1997..............    $6        $1,045            $179           $1,113         $2,343
                                             --
                                             --
                                                       ------          ------         -----------      ------
                                                       ------          ------         -----------      ------

                See Notes to Consolidated Financial Statements.

                                                                             103
--------------------------------------------------------------------------------

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1997       1996       1995
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    302   $     38   $    129
  Adjustments to reconcile net income to
   cash provided by operating activities
  Depreciation and amortization.........         8         14         21
  Net realized capital (gains) losses...        (4)       213         11
  Decrease (increase) in deferred income
   taxes................................        40       (102)      (172)
  Increase in deferred policy
   acquisition costs....................      (555)      (572)      (379)
  Decrease (increase) in premiums
   receivable and agents' balances......       119         10        (81)
  Decrease (increase) in accrued
   investment income....................        77        (13)       (16)
  Decrease (increase) in other assets...        52       (132)      (177)
  (Increase) decrease in reinsurance
   recoverables.........................      (416)       179        (35)
  Increase (decrease) in liabilities for
   future policy benefits...............       796        (92)       483
  Increase in other liabilities.........       379        477        281
                                          --------   --------   --------
    Cash provided by operating
     activities.........................       798         20         65
                                          --------   --------   --------
Investing Activities
  Purchases of fixed maturity
   investments..........................    (6,231)    (5,747)    (6,228)
  Sales of fixed maturity investments...     4,232      3,459      4,845
  Maturities and principal paydowns of
   fixed maturity investments...........     2,329      2,693      1,741
  Net sales (purchases) of other
   investments..........................        24       (107)      (871)
  Net (purchases) sales of short-term
   investments..........................      (638)        84        (24)
                                          --------   --------   --------
    Cash (used for) provided by
     investing activities...............      (284)       382       (537)
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         38         --
  Net (disbursements for) receipts from
   investment and universal life-type
   contracts (charged against) credited
   to policyholder accounts.............      (503)      (443)       498
                                          --------   --------   --------
    Cash (used for) provided by
     financing activities...............      (503)      (405)       498
                                          --------   --------   --------
  Increase (decrease) in cash...........        11         (3)        26
  Cash -- beginning of year.............        43         46         20
                                          --------   --------   --------
  Cash -- end of year...................  $     54   $     43   $     46
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $      9   $    189   $    162

Noncash Financing Activities:
  Capital contribution..................  $     --   $     --   $    181
                                          --------   --------   --------
                                          --------   --------   --------

                See Notes to Consolidated Financial Statements.

104
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These consolidated financial statements include Hartford Life Insurance Company and its wholly-owned subsidiaries (the "Company"), ITT Hartford Life and Annuity Insurance Company ("ILA") and ITT Hartford International Life Reassurance Corporation ("HLRe"), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), a wholly-owned subsidiary of Hartford Life, Inc. ("Hartford Life"). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company ("HA&I"), an indirect subsidiary of The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission relating to an Initial Public Offering ("IPO") of the Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received net proceeds of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses.

    On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) ("ITT") distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, the Company is a leading insurance and financial services company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and group disability insurance and corporate owned life insurance.

 2. SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These consolidated financial statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The consolidated financial statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In December 1997, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    On November 14, 1996, the Emerging Issues Task Force ("EITF") reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial

                                                                             105
--------------------------------------------------------------------------------

assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Subsequently, in December 1996, the FASB issued SFAS No. 127, "Deferral of Effective Date of Certain Provisions of FASB Statement No. 125", which defers the effective date of certain provisions of SFAS No. 125 for one year. Adoption of SFAS No. 125 is not expected to have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, the Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles, and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed of. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for universal life-type policies and investment products consist of policy charges for the cost of insurance, policy administration and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance and disability policies are recognized as revenues when they are due from policyholders.

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Health reserves, which are the result of sales of group long-term and short-term disability, stop loss, Medicare Supplement and individual disability products, are stated at amounts determined by estimates on individual cases and estimates of unreported claims based on past experience. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) POLICYHOLDER REALIZED CAPITAL GAINS AND LOSSES

    Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them.

(F) INVESTMENTS

    The Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of Stockholder's Equity designated "Net unrealized capital gains (losses) on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in Stockholder's Equity. Policy loans are carried at outstanding balance which approximates fair value. Net realized capital gains and losses, after deducting pension policyholders' share, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for appropriate valuation on an on-going basis.

    During 1996, it was determined that certain individual securities within the investment portfolio supporting the Company's block of guaranteed rate contract business written prior to 1995 ("Closed Book GRC") could not recover to amortized cost prior to sale. Therefore, an other than temporary impairment loss of $88, after-tax, was recorded.

(G) DERIVATIVE INSTRUMENTS

    The Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/ or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. The Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value

106
--------------------------------------------------------------------------------

with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an on-going basis. The Company's minimum correlation threshold for hedge designation is 80%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls below 80%, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through Stockholder's Equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase ("anticipatory transaction") are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.

    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of Stockholder's Equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(H) SEPARATE ACCOUNTS

    The Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments, and investment income and gains and losses accrue directly to the policyholders. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.

(I) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, generally 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization

                                                                             107
--------------------------------------------------------------------------------

for the books of business are reestimated and adjusted by a cumulative charge or credit to income.

    The Company's other expenses include the following:

                                          1997       1996       1995
                                        ---------  ---------  ---------
Commissions...........................  $     976  $     848  $     619
Deferred acquisition costs............       (862)      (823)      (618)
Other.................................        472        402        316
                                        ---------  ---------  ---------
    Total other expenses..............  $     586  $     427  $     317
                                        ---------  ---------  ---------
                                        ---------  ---------  ---------

(J) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings of the life insurance subsidiaries of the Company. The participating insurance in force accounted for 55%, 44%, and 41% in 1997, 1996, and 1995, respectively, of total insurance in force.

 3. INITIAL PUBLIC OFFERING

    On February 10, 1997, Hartford Life filed a registration statement, as amended, with the Securities and Exchange Commission, relating to the IPO of Hartford Life's Class A Common Stock. Pursuant to the IPO on May 22, 1997, Hartford Life sold to the public 26 million shares at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's promissory notes outstanding and line of credit. The remaining $160 was contributed by Hartford Life to HLA to support growth in its core businesses. The 26 million shares sold in the Offering represent approximately 18.6% of the equity ownership in Hartford Life and approximately 4.4% of the combined voting power of Hartford Life's Class A and Class B Common Stock. The Hartford owns all of the 114 million outstanding shares of Class B Common Stock of Hartford Life, representing approximately 81.4% of the equity ownership in Hartford Life and approximately 95.6% of the combined voting power of Hartford Life's Class A and Class B Common Stock. Holders of Class A Common Stock generally have identical rights to the holders of Class B Common Stock except that the holders of Class A Common Stock are entitled to one vote per share while holders of Class B Common Stock are entitled to five votes per share on all matters submitted to a vote of Hartford Life's stockholders.

 4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                            FOR THE YEARS ENDED
                                               DECEMBER 31,
                                      -------------------------------
                                        1997       1996       1995
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     932  $     918  $     996
Interest income from policy loans...        425        477        342
Income from other investments.......         26         15          1
                                      ---------  ---------  ---------
Gross investment income.............      1,383      1,410      1,339
Less: Investment expenses...........         15         13         11
                                      ---------  ---------  ---------
Net investment income...............  $   1,368  $   1,397  $   1,328
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

                                                  FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                           ---------------------------------
                                              1997        1996       1995
                                              -----     ---------  ---------
Fixed maturities.........................   $      (7)  $    (201) $      23
Equity securities........................          12           2         (6)
Real estate and other....................          (1)         (4)       (25)
Less: Increase in liability to
 policyholders for realized capital
 gains...................................          --         (10)        (3)
                                                  ---   ---------  ---------
Net realized capital gains (losses)         $       4   $    (213) $     (11)
                                                  ---   ---------  ---------
                                                  ---   ---------  ---------

(C) NET UNREALIZED CAPITAL GAINS (LOSSES) ON EQUITY SECURITIES

                                                       FOR THE YEARS ENDED
                                                          DECEMBER 31,
                                              -------------------------------------
                                                 1997         1996         1995
                                                 -----        -----        -----
Gross unrealized capital gains..............   $      14    $      13    $       4
Gross unrealized capital losses.............          --           (1)          (2)
                                                     ---          ---          ---
Net unrealized capital gains................          14           12            2
Deferred income tax expense.................           5            4            1
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           9            8            1
Balance -- beginning of year................           8            1           (6)
                                                     ---          ---          ---
Net change in unrealized capital gains
 (losses) on equity securities..............   $       1    $       7    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

108
--------------------------------------------------------------------------------

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                                                    FOR THE YEARS ENDED
                                                                       DECEMBER 31,
                                                                   ---------------------
                                                                   1997    1996    1995
                                                                   -----   -----   -----
Gross unrealized capital gains...................................  $ 371   $ 386   $ 529
Gross unrealized capital losses..................................    (80)   (341)   (569)
Unrealized capital (gains) losses credited to policyholders......    (30)    (11)    (52)
                                                                   -----   -----   -----
Net unrealized capital gains (losses)............................    261      34     (92)
Deferred income tax expense (benefit)............................     91      12     (34)
                                                                   -----   -----   -----
Net unrealized capital gains (losses), net of tax................    170      22     (58)
Balance -- beginning of year.....................................     22     (58)   (648)
                                                                   -----   -----   -----
Net change in unrealized capital gains (losses) on fixed
 maturities......................................................  $ 148   $  80   $ 590
                                                                   -----   -----   -----
                                                                   -----   -----   -----

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

                                                                                 AS OF DECEMBER 31, 1996
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored)......................................    $   166       $ 12          $ (3)        $   175
U.S. gov't and gov't agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,970        161          (128)          2,003
States, municipalities and political subdivisions................        373          6           (11)            368
International governments........................................        281         12            (4)            289
Public utilities.................................................        877         12            (8)            881
All other corporate including international......................      4,656        120          (107)          4,669
All other corporate -- asset backed..............................      3,601         49           (59)          3,591
Short-term investments...........................................      1,655         14           (21)          1,648
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $13,579       $386          $(341)       $13,624
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

    The amortized cost and estimated fair value of fixed maturity investments at December 31, 1997 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including MBS and CMO's, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   2,838    $   2,867
Over one year through five years.........       5,528        5,595
Over five years through ten years........       3,094        3,156
Over ten years...........................       2,425        2,558
                                           -----------  -----------
    Total................................   $  13,885    $  14,176
                                           -----------  -----------
                                           -----------  -----------

                                                                             109
--------------------------------------------------------------------------------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $4.2 billion, $3.5 billion and $4.8 billion, gross realized capital gains of $169, $87 and $91, gross realized capital losses (including writedowns) of $176, $298 and $72, respectively. Sales of equity security investments for the years ended December 31, 1997, 1996 and 1995 resulted in proceeds of $132, $74 and $64, gross realized capital gains of $12, $2 and $28 and gross realized capital losses of $0, $0 and $59, respectively.

(F) CONCENTRATION OF CREDIT RISK

    Excluding investments in U.S. government and agencies, the Company has not invested in the securities of a single issuer in amounts greater than 10% of stockholder's equity at December 31, 1997.

(G) DERIVATIVE INSTRUMENTS

    The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.
    The Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    The Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.5 billion and $9.9 billion ($4.6 billion and $7.4 billion related to the Company's investments, $1.9 billion and $2.5 billion on the Company's liabilities) at December 31, 1997 and 1996, respectively.

    The table below provides a summary of derivative instruments held by the Company at December 31, 1997 and 1996, segregated by major investment and liability category:

                                                          1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                           PURCHASED
                                                             CAPS,                                FOREIGN
                                      TOTAL      ISSUED      FLOORS                   INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &       AND        FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS     OPTIONS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,253   $    500   $ 1,404      $    28      $      221     $--       $ 2,153
Inverse floaters (1)...............        75         47        80           --              25      --           152
Anticipatory (4)...................        --         --        --           --              --      --            --
Other bonds and notes..............     7,531        462       460           22           1,258      91         2,293
Short-term investments.............     1,317         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,176      1,009     1,944           50           1,504      91         4,598
Equity securities, policy loans and
 other investments.................     3,983         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 18,159   $  1,009   $ 1,944      $    50      $    1,504     $91       $ 4,598
    Long term debt.................        --         --        --           --              --      --            --
    Other policy claims............        --         10       150           --           1,747      --         1,907
                                     --------   --------   ----------       ---      ----------     ---      ----------
  Total derivatives -- notional
   value...........................             $  1,019   $ 2,094      $    50      $    3,251     $91       $ 6,505
                                     --------   --------   ----------       ---      ----------     ---      ----------
Total derivatives -- fair value....             $     (8)  $    23      $    --      $       19     $(6)      $    28
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

110
--------------------------------------------------------------------------------

                                                      1996 --AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &   CAPS, FLOORS                 RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS   AND OPTIONS   FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,242  $   500    $   2,454       $  --     $    941    $  --   $3,895
Inverse floaters (1)...............       352       98          856          --          346       --    1,300
Anticipatory (4)...................        --       --           --         132           --       --      132
Other bonds and notes..............     7,369      425          440           5        1,079      125    2,074
Short-term investments.............       661       --           --          --           --       --       --
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total fixed maturities.........    13,624    1,023        3,750         137        2,366      125    7,401
Equity securities, policy loans and
 other investments.................     4,011       --           --          --           19       --       19
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total investments..............  $ 17,635  $ 1,023    $   3,750       $ 137     $  2,385    $ 125   $7,420
    Long term debt.................        --       --           --          --           --       --       --
    Other policy claims............        --       10          150          --        2,351       --    2,511
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- notional
     value.........................            $ 1,033    $   3,900       $ 137     $  4,736    $ 125   $9,931
                                     --------  -------  ------------      -----    ---------  --------  -------
    Total derivatives -- fair
     value.........................            $   (10)   $      38       $  --     $      2    $  (9 ) $   21
                                     --------  -------  ------------      -----    ---------  --------  -------
                                     --------  -------  ------------      -----    ---------  --------  -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations ("CMO's") for which the coupon rates move inversely with an index rate such as the London interbank offered rate ("LIBOR"). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1997 and 1996, over 44% and 39% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1997 and 1996, over 16% and 42%, respectively, of foreign currency swaps expire within one year; the balance matures over the succeeding 9 years.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. At December 31, 1997, the Company had $0 deferred gains and losses. At December 31, 1996, the Company had $0.9 in net deferred gains for futures, interest rate swaps and purchased options of which $2.0 was basis adjusted in 1997.

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1997 and 1996:

                                             DECEMBER 31, 1996               MATURITIES/    DECEMBER 31, 1997
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,755         $   14       $  530            $1,239
Floors.......................................       3,168             28        1,332             1,864
Swaps/Forwards...............................       4,861            941        2,460             3,342
Futures......................................         137            131          218                50
Options......................................          10             --           --                10
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $2,511         $  191       $  795            $1,907
Anticipatory.................................         132              4          136                --
Asset........................................       2,112            739        1,046             1,805
Portfolio....................................       5,176            180        2,563             2,793
                                                 -------         --------     -------           -------
    Total....................................      $9,931         $1,114       $4,540            $6,505
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

(1) During 1997, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

                                                                             111
--------------------------------------------------------------------------------

 5. FAIR VALUE OF FINANCIAL INSTRUMENTS

    Statement of Financial Accounting Standards No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts.

    For cash, short-term investments, accounts receivable, policy loans, mortgage loans and other liabilities, carrying amounts on the Consolidated Balance Sheets approximate fair value.

    Fair value for fixed maturities and marketable equity securities are based upon quoted market prices. Fair value for securities that are not publicly traded are analytically determined. These amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through quarterly comparison to dealer quoted prices. Amounts are disclosed in Note 4 of Notes to Consolidated Financial Statements.

    Fair value for partnerships and trusts are based on external market valuations from partnership and trust management.

    Other policy claims and benefits payable fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The carrying amount and fair values of the Company's financial instruments at December 31, 1997 and 1996 were as follows:

                                                                1997                1996
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,176  $14,176   $ 13,624  $13,624
  Equity securities....................................        180      180        119      119
  Policy loans.........................................      3,756    3,756      3,836    3,836
  Mortgage loans.......................................         --       --          2        2
  Investments in partnerships, trusts and other........         47       91         54      104
LIABILITIES
  Other policy benefits................................   $ 11,769  $11,755   $ 11,707  $11,469

 6. SEPARATE ACCOUNTS

    The Company maintained separate account assets and liabilities totaling $69.1 billion and $49.7 billion at December 31, 1997 and 1996, respectively, which are reported at fair value. Separate account assets are segregated from other investments and net investment income and net realized capital gains and losses accrue directly to the policyholder. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts totaling $58.6 billion and $39.4 billion at December 31, 1997 and 1996, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $10.5 and $10.3 billion at December 31, 1997 and 1996, respectively, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. Included in the non-guaranteed category were policy loans totaling $1.9 billion and $2.0 billion at December 31, 1997 and 1996, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees were $699, $538 and $387 in 1997, 1996 and 1995, respectively. The guaranteed separate accounts include fixed market value adjusted individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.52% at December 31, 1997. The assets that support these liabilities were comprised of $10.2 billion in fixed maturities as of December 31, 1997. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $119 in carrying value and $3.0 billion in notional amounts as of December 31, 1997.

112
--------------------------------------------------------------------------------

 7. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to beneficially own, directly or indirectly, at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. To the extent allowed by law, it is the intention of The Hartford and its subsidiaries to continue to file a single consolidated Federal income tax return. The Company will continue to remit (receive from) The Hartford a current income tax provision (benefit) computed in accordance with such tax sharing agreement. The Company's effective tax rate was 36%, 35% and 32% in 1997, 1996 and 1995, respectively.

    Income tax expense is as follows:

                                                    FOR THE YEARS ENDED
                                                       DECEMBER 31,
                                                 -------------------------
                                                 1997     1996       1995
                                                 ----    ------     ------
Current......................................    $119    $  122     $  211
Deferred.....................................      48      (102)      (149)
                                                 ----    ------     ------
  Income tax expense.........................    $167    $   20     $   62
                                                 ----    ------     ------
                                                 ----    ------     ------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                              FOR THE YEARS ENDED DECEMBER 31,
                                             -----------------------------------
                                               1997        1996         1995
                                             ---------     -----        -----
Tax provision at the U.S. Federal statutory
 rate......................................  $     164   $      20    $      67
Tax-exempt income..........................         --          --           (3)
Foreign tax credit.........................         --          --           (4)
Other......................................          3          --            2
                                             ---------         ---          ---
  Total....................................  $     167   $      20    $      62
                                             ---------         ---          ---
                                             ---------         ---          ---

    Deferred tax assets include the following at December 31:

                                                     1997       1996
                                                   ---------  ---------
Tax return deferred acquisition costs............  $     639  $     514
Financial statement deferred acquisition costs
 and reserves....................................       (366)      (242)
Employee benefits................................          5          8
Net unrealized capital gains on securities.......        (96)       (16)
Investments and other............................        166        210
                                                   ---------  ---------
  Total..........................................  $     348  $     474
                                                   ---------  ---------
                                                   ---------  ---------

    Income taxes paid were $9, $189 and $162 in 1997, 1996 and 1995, respectively. The Company had a current tax payment of $27 due to The Hartford at December 31, 1997 and a tax refund due from The Hartford of $72 at December 31, 1996.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1997 was $37.

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    The Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $5, $5 and $2 in 1997, 1996 and 1995, respectively.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1997, 1996 and 1995, respectively.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 8.5% for 1997, decreasing ratably to 6.0% in the year 2001. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions,

                                                                             113
--------------------------------------------------------------------------------

the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN
Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to the Company for the above-mentioned plans was approximately $2 in 1997.

 9. STOCK COMPENSATION PLANS

    During the second quarter of 1997, Hartford Life adopted the 1997 HLI Incentive Stock Plan (the "Plan"). Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5,000,000 shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the HLI Employee Stock Purchase Plan ("ESPP"). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 54,316 shares under the ESPP in 1997.

 10. REINSURANCE

    The Company cedes insurance to other insurers, including its parent HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                 -------------------------------------
                                                   1997          1996          1995
                                                 ---------     ---------     ---------
Gross premiums...............................     $  2,164      $  2,138      $  1,545
Assumed......................................          159           190           591
Ceded........................................         (686)         (623)         (649)
                                                 ---------     ---------     ---------
  Net premiums and other considerations......     $  1,637      $  1,705      $  1,487
                                                 ---------     ---------     ---------
                                                 ---------     ---------     ---------

    The Company ceded approximately $76, $100 and $101 of group life premium in 1997, 1996 and 1995, respectively, representing $33.6 billion, $33.3 billion and $32.3 billion of insurance in force, respectively. The Company ceded $339, $318 and $320 of accident and health premium to HLA in 1997, 1996 and 1995, respectively. The Company assumed $89, $101 and $103 of premium in 1997, 1996 and 1995, respectively, representing $8.2 billion, $8.5 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $158, $140 and $220 for the years ended December 31, 1997, 1996 and 1995, respectively.

    As of December 31, 1997, the Company had reinsurance recoverables of $5.0 billion from Mutual Benefit Life Assurance Corporation ("Mutual Benefit"), supported by assets in a security trust of $5.0 billion (including policy loans and accrued interest of $4.5 billion). The risk of Mutual Benefit becoming insolvent is mitigated by the reinsurance agreement's requirement that the assets be kept in a security trust with the Company as sole beneficiary. The Company has no other significant reinsurance-related concentrations of credit risk.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which,

114
--------------------------------------------------------------------------------

depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $34, $40, and $45 in 1997, 1996 and 1995, respectively. Management believes that the methods used are reasonable.

    The rent paid to Hartford Fire for space occupied by the Company was $7 in 1997, and $3 in 1996 and 1995. The Company expects to pay annual rent of $7 in 1998 and 1999, respectively, $12 in 2000 and 2001, respectively, $13 in 2002 and $87 thereafter, over the remaining term of the sublease, which expires on December 31, 2009. Rental expense is recognized over a level basis over the term of the sublease and amounted to approximately $9 in 1997 and $8 in 1996 and 1995.

 12. STATUTORY RESULTS

    The domestic insurance subsidiaries of Hartford Life prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut Insurance Department. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules.

                                                    FOR THE YEARS ENDED
                                                        DECEMBER 31,
                                                 --------------------------
                                                  1997      1996      1995
                                                 ------    ------    ------
Statutory net income.........................    $  214    $  144    $  112
                                                 ------    ------    ------
Statutory surplus............................    $1,441    $1,207    $1,125
                                                 ------    ------    ------
                                                 ------    ------    ------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1998 is estimated to be $144.

 13. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    The Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, management, at the present time, does not anticipate that the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. A large part of the assessments paid by the Company's insurance subsidiaries pursuant to these laws may be used as credits for a portion of the Company's insurance subsidiaries' premium taxes. The Company paid guaranty fund assessments of approximately $15, $11 and $10 in 1997, 1996 and 1995, respectively, of which $4, $5, and $6 were estimated to be creditable against premium taxes.

 14. BUSINESS SEGMENT INFORMATION

    The Company, along with its parent, sells financial products such as fixed and variable annuities, retirement plan services, and life and disability insurance on both an individual and a group basis. The Company divides its core businesses into three segments: Annuity, Individual Life Insurance, and Employee Benefits. The Company also maintains a Guaranteed Investment Contracts segment, which is primarily comprised of guaranteed rate contract business written prior to 1995 and a Corporate Operation. The Annuity segment offers individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services, mutual funds, investment management services and other financial products. The Individual Life Insurance segment sells a variety of individual life insurance products, including variable life, universal life, interest-sensitive whole life, and term life policies. The Employee Benefits segment sells group insurance products, including group life, group short and long-term disability and corporate owned life insurance, and engages in certain international operations. The Guaranteed Investment Contracts segment sells a limited amount of guaranteed investment contracts and contains Closed Book GRC. Through its Corporate Operation, the Company reports items that are not directly allocable to any of its business segments. Included in the Corporate Operation are unallocated income and expense and certain other items not directly allocable to any segment. Net realized capital gains and losses are recognized in the period of realization, but are allocated to the segments utilizing durations of the segment portfolios.

                                                                             115
--------------------------------------------------------------------------------

    The following table outlines revenues, operating income and assets by business segment:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                           ----------------------------------
                                                             1997         1996         1995
                                                           --------     --------     --------
REVENUES
  Annuity..............................................    $  1,269     $    968     $    759
  Individual Life Insurance............................         487          440          383
  Employee Benefits....................................         972        1,366        1,273
  Guaranteed Investment Contracts......................         241           34          337
  Corporate Operation..................................          40           81           52
                                                           --------     --------     --------
    Total revenues.....................................    $  3,009     $  2,889     $  2,804
                                                           --------     --------     --------
                                                           --------     --------     --------
INCOME (LOSS) BEFORE INCOME TAX EXPENSE (BENEFIT)
  Annuity..............................................    $    317     $    226     $    171
  Individual Life Insurance............................          85           68           56
  Employee Benefits....................................          53           44           37
  Guaranteed Investment Contracts......................          --         (346)        (103)
  Corporate Operation..................................          14           66           30
                                                           --------     --------     --------
    Total income before income tax expense.............    $    469     $     58     $    191
                                                           --------     --------     --------
                                                           --------     --------     --------
ASSETS
  Annuity                                                  $ 69,152     $ 52,877     $ 39,732
  Individual Life Insurance............................       4,918        3,753        3,173
  Employee Benefits....................................      18,196       14,708       13,494
  Guaranteed Investment Contracts......................       3,347        4,533        6,069
  Corporate Operation..................................       2,343        1,891        1,729
                                                           --------     --------     --------
    Total assets.......................................    $ 97,956     $ 77,762     $ 64,197
                                                           --------     --------     --------
                                                           --------     --------     --------

116
--------------------------------------------------------------------------------

   SCHEDULE I -- SUMMARY OF INVESTMENTS OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1997
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored)      $   217  $   219     $   219
  U. S. gov't and gov't agencies and
   authorities (guaranteed and sponsored) --
   asset-backed..............................    1,175    1,204       1,204
  States, municipalities and political
   subdivisions..............................      211      217         217
  International governments..................      376      393         393
  Public utilities...........................      871      894         894
  All other corporate including
   international.............................    5,033    5,208       5,208
  All other corporate -- asset-backed........    4,091    4,124       4,124
  Short-term investments.....................    1,318    1,318       1,318
Certificates of deposit......................      593      599         599
                                               -------  -------     -------
Total fixed maturities.......................   13,885   14,176      14,176
                                               -------  -------     -------
Equity Securities
Common Stocks
  Public utilities...........................       --       --          --
  Banks, trusts and insurance companies......       --       --          --
  Industrial and miscellaneous...............      166      180         180
  Nonredeemable preferred stocks.............       --       --          --
                                               -------  -------     -------
Total equity securities......................      166      180         180
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,051   14,356      14,356
                                               -------  -------     -------
Real Estate..................................       --       --          --
Other Investments
  Mortgage loans on real estate..............       --       --          --
  Policy loans...............................    3,756    3,756       3,756
  Investments in partnerships, trusts and
   other.....................................       47       91          47
                                               -------  -------     -------
Total other investments......................    3,803    3,847       3,803
                                               -------  -------     -------
Total investments............................  $17,854  $18,203     $18,159
                                               -------  -------     -------
                                               -------  -------     -------

                                                                             117
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                                 (IN MILLIONS)

                                                              FUTURE
                                                              POLICY
                                                             BENEFITS,
                                                              UNPAID       OTHER
                                                DEFERRED      CLAIMS       POLICY
                                                 POLICY      AND CLAIM   CLAIMS AND      PREMIUMS          NET
                                               ACQUISITION   ADJUSTMENT   BENEFITS       AND OTHER      INVESTMENT
SEGMENT                                           COSTS      EXPENSES     PAYABLE     CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1997
Annuity......................................    $2,478       $2,070      $ 6,838         $  769         $  500
Individual Life Insurance....................       837          392        2,182            323            164
Employee Benefits............................        --          780        9,232            541            431
Guaranteed Investment Contracts..............        --           --        2,782              2            239
Corporate Operation..........................        --           28           --              2             34
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,270      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Annuity......................................    $2,030       $1,526      $ 6,016         $  535         $  433
Individual Life Insurance....................       730          346        2,160            287            153
Employee Benefits............................        --          574        9,834            881            485
Guaranteed Investment Contracts..............        --           --        4,124              2            251
Corporate Operation..........................        --           28           --             --             75
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1995
Annuity......................................    $1,561       $1,314      $ 5,661         $  319         $  400
Individual Life Insurance....................       615          706        1,932            246            137
Employee Benefits............................        12          325        9,285            922            351
Guaranteed Investment Contracts..............        --           28        5,720             --            377
Corporate Operation..........................        --           --           --             --             63
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,188       $2,373      $22,598         $1,487         $1,328
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------


                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1997
Annuity......................................    $  --         $  445          $250            $ --         $  257
Individual Life Insurance....................       --            242            83              --             77
Employee Benefits............................       --            425             2             240            252
Guaranteed Investment Contracts..............       --            232            --              --              9
Corporate Operation..........................        4             35            --              --             (9)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Annuity......................................    $  --         $  412          $174            $ --         $  156
Individual Life Insurance....................       --            245            59              --             68
Employee Benefits............................       --            546            --             635            141
Guaranteed Investment Contracts..............     (219)           332             1              --             47
Corporate Operation..........................        6             --            --              --             15
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1995
Annuity......................................    $  --         $  317          $117            $ --         $  114
Individual Life Insurance....................       --            203            70              --             54
Employee Benefits............................       --            424            --             675            137
Guaranteed Investment Contracts..............       --            453            12              --             15
Corporate Operation..........................      (11)            25            --              --             (3)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $ (11)        $1,422          $199            $675         $  317
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

118
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1997
Life insurance in force...........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Insurance revenues
  Life insurance and annuities....................     1,818           340             157       1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Insurance revenues
  Life insurance and annuities....................     1,801           298             169       1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1995
  Life insurance in force.........................  $182,716     $ 112,774       $  26,996    $ 96,938        27.8%
Insurance revenues
  Life insurance and annuities....................     1,232           325             574       1,481        38.8%
  Accident and health insurance...................       313           324              17           6       283.3%
                                                    --------  --------------       -------    --------
Total insurance revenues..........................  $  1,545     $     649       $     591    $  1,487        39.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

The following prospectuses contain information related to all of the funds offered by the Hartford Funds, Putnam Variable Trust, and Fidelity's Variable Insurance Products Fund and Variable Insurance Products Fund II. Not all of the funds are available to Stag Variable Life Policy Owners. Please review the Stag Variable Life product Prospectus for details regarding available funds. See "Separate Account VL I -- Funds."